         As filed with the Securities and Exchange Commission on April 29, 1999


                                                       Registration No. 33-77878

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 8


            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A,
                         formerly, NASL Variable Account
                           (Exact name of Registrant)

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA formerly, North American Security Life Insurance Company
                               (Name of Depositor)

                              116 Huntington Avenue
                           Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)

                                 (617) 266-6004
               (Depositor's Telephone Number Including Area Code)


            James D. Gallagher                            Copy to:
       Vice President, Secretary and                J. Sumner Jones, Esq.
              General Counsel                      Jones & Blouch, L.L.P.
 The Manufacturers Life Insurance Company    1025 Thomas Jefferson Street, N.W.
             of North America                       Washington, DC 20007
             73 Tremont Street
        Boston, Massachusetts 02108
  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:


 ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 1999 pursuant to paragraph (b) of Rule 485
 ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
 ___ on [date] pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

     ___ this post-effective amendment designated a new effective date for a previously filed post-effective amendment.

The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 33-55712

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A                        Caption in Prospectus
------                        ---------------------
1..........................   Cover Page
2..........................   Appendix A: Special Terms
3..........................   Summary
4..........................   Performance Data
5..........................   General Information about Us, The Variable
                              Account, and The Trust
6..........................   Charges and Deductions; Withdrawal Charge;
                              Reduction or Elimination of Withdrawal Charges;
                              Administration Fees; Distribution Fee; Mortality
                              and Expense Risk Charge; Taxes; Appendix C:
                              Examples of Calculation of Withdrawal Charge;
                              Appendix D: State Premium Taxes
7 .........................   Accumulation Period Provisions; Our Approval;
                              Purchase Payments; Accumulation Units; Net
                              Investment Factor; Transfers Among Investment
                              Options; Telephone Transactions; Special Transfer
                              Services - Dollar Cost Averaging; Asset
                              Rebalancing Program; Withdrawals; Special
                              Withdrawal Services - the Income Plan; Contract
                              Owner Inquiries; Other Contract Provisions;
                              Ownership; Beneficiary; Modification
8 .........................   Pay-out Period Provisions; General; Annuity
                              Options; Determination of Amount of the First
                              Variable Annuity Payment; Annuity Units and the
                              Determination of Subsequent Variable Annuity
                              Payments; Transfers During Pay-out Period
9 .........................   Accumulation Period Provisions; Death Benefit
                              During Accumulation Period; Pay-out Period
                              Provisions; Death Benefit During Pay-out Period
10 ........................   Accumulation Period Provisions; Purchase Payments;
                              Accumulation Units; Value of Accumulation Units;
                              Net Investment Factor; Distribution of Contracts
11 ........................   Withdrawals; Restrictions under the Texas Optional
                              Retirement Program; Accumulation Period
                              Provisions; Purchase Payments; Other Contract
                              Provisions; Ten Day Right to Review
12 ........................   Federal Tax Matters; Introduction; Our Tax Status;
                              Taxation of Annuities in General; Diversification
                              Requirements; Qualified Retirement Plans
13.........................   Legal Proceedings

14.........................   Statement of Additional Information - Table of
                              Contents

N-4 Item
Part B                        Caption in Statement of Additional Information
------                        -----------------------------------------------

15.........................   Cover Page
16.........................   Table of Contents
17.........................   General History and Information
18.........................   Services-Independent Auditors; Services-Servicing
                              Agent
19.........................   Not Applicable
20.........................   Services - Principal Underwriter
21.........................   Performance Data
22.........................   Not Applicable
23.........................   Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

  ANNUITY SERVICE OFFICE                                    MAILING ADDRESS
   116 Huntington Avenue                                 Post Office Box 9230
Boston, Massachusetts 02116                              Boston, Massachusetts
      (617) 266-6004                                           02205-9230
      (800) 344-1029

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                       OF NORTH AMERICA SEPARATE ACCOUNT A
                                       OF
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of North America ("WE" or "US"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract. Parts of this Prospectus also describe other variable annuity contracts that we no longer offer and ones that we offer only in the state of Washington.


- Contract values and annuity benefit payments are based upon forty investment options. Thirty-eight options are variable and two are fixed account options.

- Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.



- Each sub-account's assets are invested in a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). We will provide the contract owner ("YOU") a prospectus for the Trust with this Prospectus.


- SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

- Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.


-             Special terms are defined in a glossary in Appendix A.


PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.


- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History..............................      3
Performance Data.............................................      3
Service
         Independent Auditors................................      15
         Servicing Agent.....................................      15
         Principal Underwriter...............................      16
Financial Statements.........................................      17



                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1999

                                TABLE OF CONTENTS

SUMMARY...................................................    4
GENERAL INFORMATION ABOUT US, THE
VARIABLE ACCOUNT AND THE TRUST ...........................    9
     The Manufacturers Life Insurance Company of North
     America .............................................    9
     The Variable Account ................................    9
     The Trust............................................   10
DESCRIPTION OF THE CONTRACT ..............................   14
   ACCUMULATION PERIOD PROVISIONS ........................   14
     Purchase Payments ...................................   14
     Accumulation Units ..................................   15
     Value of Accumulation Units .........................   15
     Net Investment Factor ...............................   15
     Transfers Among Investment Options ..................   16
     Maximum Number of Investment Options.................   16
     Telephone Transactions ..............................   16
     Special Transfer Services - Dollar Cost Averaging....   16
     Asset Rebalancing Program............................   17
     Withdrawals..........................................   17
     Special Withdrawal Services - the Income Plan .......   18
     Loans................................................   18
     Death Benefit During Accumulation Period.............   19

   PAY-OUT PERIOD PROVISIONS .............................   22
     General .............................................   22

     Annuity Options .....................................   22
     Determination of Amount of the First Variable
     Annuity Payment......................................   23
     Annuity Units and the Determination of
       Subsequent Variable Annuity Payments ..............   23
     Transfers During Pay-out Period .....................   23
     Death Benefit During Pay-out Period..................   24
   OTHER CONTRACT PROVISIONS .............................   24
     Ten Day Right to Review .............................   24
     Ownership ...........................................   24

     Annuitant ...........................................   25

     Beneficiary .........................................   25
     Modification ........................................   25
     Our Approval ........................................   25

     Misstatement and Proof of Age, Sex or Survival.......   26
   FIXED ACCOUNT INVESTMENT OPTIONS.......................   26
CHARGES AND DEDUCTIONS ...................................   28
     Withdrawal Charges ..................................   28
     Reduction or Elimination of Withdrawal Charges ......   29

     Administration Fees..................................   29
     Distribution Fee.....................................   29

     Mortality and Expense Risk Charge ...................   30
     Taxes ...............................................   30


     Expenses of Distributing Contracts...................   30

FEDERAL TAX MATTERS ......................................   30
   INTRODUCTION ..........................................   30

   OUR TAX STATUS ........................................   31
   TAXATION OF ANNUITIES IN GENERAL ......................   31
     Tax Deferral During Accumulation Period .............   31
     Taxation of Partial and Full Withdrawals ............   32
     Taxation of Annuity Benefit Payments ................   33
     Taxation of Death Benefit Proceeds ..................   33
     Penalty Tax on Premature Distributions ..............   34
     Aggregation of Contracts ............................   34

   QUALIFIED RETIREMENT PLANS ............................   34
     Direct Rollovers ....................................   35

   FEDERAL INCOME TAX WITHHOLDING.........................   36
GENERAL MATTERS...........................................   36
     Performance Data.....................................   36

     Asset Allocation and Timing Services.................   36
     Restrictions under the Texas Optional

       Retirement Program.................................   37
     Distribution of Contracts ...........................   37

     Contract Owner Inquiries.............................   37
     Confirmation Statements..............................   37
     Legal Proceedings ...................................   37

     Year 2000 Issues.....................................   38
     Cancellation of the Contract.........................   39
     Voting Interest......................................   39

APPENDIX A:  SPECIAL TERMS................................   A-1
APPENDIX B:  TABLE OF ACCUMULATION UNIT VALUES
     RELATING TO THE CONTRACT.............................   B-1
APPENDIX C: EXAMPLES OF CALCULATION OF
     WITHDRAWAL CHARGE....................................   C-1
APPENDIX D: STATE PREMIUM TAXES...........................   D-1

APPENDIX E: PENNSYLVANIA MAXIMUM MATURITY
     AGE..................................................   E-1

APPENDIX F: PRIOR CONTRACTS (VV CONTRACTS)................   F-1
APPENDIX G: QUALIFIED PLAN TYPES..........................   G-1

                                     SUMMARY


OVERVIEW OF THE CONTRACT. Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.


PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no payments for two years, your contract value is less than $2,000 and your payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

INVESTMENT OPTIONS. During the accumulation period, contract values may be allocated among up to seventeen of the available investment options. Currently, thirty-eight Variable Account investment options and two fixed account investment options are available under the contract. Each of the thirty-eight Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust. A full description of each Trust portfolio is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Trust portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

LOANS. If your contract is issued in connection with a Section 403(b) qualified plan that is not subject to Title I of ERISA, you may borrow money from us, using your contract as the only security for the loan. The effective cost of a contract loan is 2% per year of the amount borrowed.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract own who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary. See Appendix F for information on death benefit provisions applicable to certain contracts no longer being issued and contracts issued in the state of Washington.


ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. The status of the contract as an annuity generally allows all earnings on the underlying investments to be tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus your prior withdrawals. A penalty tax may apply to withdrawals prior to age 59*.


CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolio of the Trust. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts and we reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus beginning at page 28. The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.


CONTRACT OWNER TRANSACTION EXPENSES


For contracts issued on or after November 1, 1996 -
         Deferred sales load (withdrawal charge as percentage of purchase
         payments) --   NONE

For contracts issued prior to November 1, 1996 -
         A withdrawal charge is imposed on withdrawals from contracts as noted below:



                                                 For Contracts Issued
           Number of Complete Years            Prior to November 1, 1996
         Purchase Payment in Contract         Withdrawal Charge Percentage
--------------------------------------------------------------------------
                     0                                     3%
                     1                                     3%
                     2                                     3%
                     3+                                    0%




SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees...................        1.25%
Administration fee ...............................        0.25%
Distribution fee..................................        0.15%

Total Separate Account Annual Expenses............        1.65%

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)


                                                                                          TOTAL TRUST
                                                              OTHER EXPENSES            ANNUAL EXPENSES
                                           MANAGEMENT          (AFTER EXPENSE            (AFTER EXPENSE
TRUST PORTFOLIO                               FEES            REIMBURSEMENT)             REIMBURSEMENT)
-------------------------------- ---------------------------- ----------------------- ---------------------
Pacific Rim Emerging Markets........       0.850%                0.360%                     1.210%
Science & Technology................       1.100%                0.110%                     1.210%
International Small Cap.............       1.100%                0.150%                     1.250%
Aggressive Growth...................       1.000%*               0.090%                     1.090%
Emerging Small Company..............       1.050%                0.050%                     1.100%
Small Company Blend.................       1.050%                0.150%**                   1.200%
Mid Cap Growth......................       0.950%*               0.040%                     0.990%
Mid Cap Stock.......................       0.925%                0.000%**                   0.925%
Overseas............................       0.950%                0.210%                     1.160%
International Stock.................       1.050%                0.200%                     1.250%
International Value.................       1.000%                0.300%**                   1.300%
Mid Cap Blend.......................       0.850%*               0.050%                     0.900%
Small Company Value.................       1.050%                0.180%                     1.230%
Global Equity.......................       0.900%                0.110%                     1.010%
Growth..............................       0.850%                0.050%                     0.900%
Large Cap Growth....................       0.875%*               0.130%                     1.005%
Quantitative Equity.................       0.700%                0.060%                     0.760%
Blue Chip Growth....................       0.875%*               0.045%                     0.920%
Real Estate Securities..............       0.700%                0.060%                     0.760%
Value...............................       0.800%                0.050%                     0.850%
Growth & Income.....................       0.750%                0.040%                     0.790%
U.S. Large Cap......................       0.875%                0.100%**                   0.975%
Equity-Income.......................       0.875%*               0.050%                     0.925%
Income & Value......................       0.800%*               0.090%                     0.890%
Balanced............................       0.800%                0.070%                     0.870%
High Yield..........................       0.775%                0.065%                     0.840%
Strategic Bond......................       0.775%                0.075%                     0.850%
Global Bond.........................       0.800%                0.110%                     0.910%
Total Return........................       0.775%                0.100%**                   0.875%
Investment Quality Bond.............       0.650%                0.070%                     0.720%
Diversified Bond....................       0.750%                0.140%                     0.890%
U.S. Government Securities..........       0.650%                0.070%                     0.720%
Money Market........................       0.500%                0.120%                     0.620%
Lifestyle Aggressive 1000#..........           0%                1.110%***                  1.110%
Lifestyle Growth 820#...............           0%                1.000%***                  1.000%
Lifestyle Balanced 640#.............           0%                0.920%***                  0.920%
Lifestyle Moderate 460#.............           0%                0.830%***                  0.830%
Lifestyle Conservative 280#.........           0%                0.720%***                  0.720%

*Management Fees for these portfolios changed effective May 1, 1999. Prior to May 1, 1999, management fees were as follows:

         Aggressive Growth          1.050%      Blue Chip Growth          0.925%
         Mid Cap Growth             1.000%      Equity Income             0.800%
         Mid Cap Blend              0.750%      Income & Value            0.750%
         Large Cap Growth           0.750%

**Based on estimates of payments to be made during the current fiscal year.

*** Reflects expenses of the Underlying Portfolios. Manufacturers Securities Services, LLC has voluntarily agreed to pay the expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios). This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be 0.02% higher, except for the Lifestyle Conservative 280 Trust, which would be 0.03% higher (based on expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1998) as noted in the chart below:


                                            MANAGEMENT          OTHER               TOTAL TRUST
TRUST PORTFOLIO                                FEES            EXPENSES           ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000...........            0%               1.130%                1.130%
Lifestyle Growth 820................            0%               1.020%                1.020%
Lifestyle Balanced 640..............            0%               0.940%                0.940%
Lifestyle Moderate 460..............            0%               0.850%                0.850%
Lifestyle Conservative 280..........            0%               0.750%                0.750%


# Each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, Manufacturers Securities Services, LLC is currently paying these expenses as described in footnote (***) above.


EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you surrendered your contract at the end of the applicable time period: (For contracts issued on or after November 1, 1996, no withdrawal charges will be imposed upon surrender, therefore, for such contracts please refer to the second table for expenses if you selected an annuity benefit payment option or did not surrender at the end of the applicable time period.)


TRUST PORTFOLIO                           1 YEAR          3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........     $57              $118              $151             $319
Science & Technology................      57               118               151              319
International Small Cap.............      57               119               153              322
Aggressive Growth...................      55               114               145              307
Emerging Small Company..............      55               114               145              308
Small Company Blend.................      56               117
Mid Cap Growth......................      54               111               140              297
Mid Cap Stock.......................      54               109
Overseas............................      56               116               148              314
International Stock.................      57               119               153              322
International Value.................      57               120
Mid Cap Blend.......................      54               109               136              289
Small Company Value.................      57               118               152              320
Global Equity.......................      55               112               141              299
Growth..............................      54               109               136              289
Large Cap Growth....................      55               112               141              299
Quantitative Equity.................      52               105               129              275
Blue Chip Growth....................      54               109               137              290
Real Estate Securities..............      52               105               129              275
Value...............................      53               107               133              284
Growth & Income.....................      52               105               130              278
U.S. Large Cap Value................      54               111
Equity-Income.......................      54               109               137              291
Income & Value......................      53               108               135              288
Balanced............................      53               108               134              286
High Yield..........................      53               107               133              283
Strategic Bond......................      53               107               133              284
Global Bond.........................      54               109               136              290

TRUST PORTFOLIO                           1 YEAR          3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------------------
Total Return........................      53               108
Investment Quality Bond.............      52               103               127              271
Diversified Bond....................      53               108               135              288
U.S. Government Securities..........      52               103               127              271
Money Market........................      51               100               122              261
Lifestyle Aggressive 1000...........      56               115               146              309
Lifestyle Growth 820................      55               112               141              298
Lifestyle Balanced 640..............      54               109               137              290
Lifestyle Moderate 460..............      53               107               132              282
Lifestyle Conservative 280..........      52               103               127              271

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period:


TRUST PORTFOLIO                           1 YEAR          3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........     $29               $89              $151             $319
Science & Technology................      29                89               151              319
International Small Cap.............      29                90               153              322
Aggressive Growth...................      28                85               145              307
Emerging Small Company..............      28                85               145              308
Small Company Blend.................      29                88
Mid Cap Growth......................      27                82               140              297
Mid Cap Stock.......................      26                80
Overseas............................      28                87               148              314
International Stock.................      29                90               153              322
International Value.................      30                91
Mid Cap Blend.......................      26                79               136              289
Small Company Value.................      29                89               152              320
Global Equity.......................      27                83               141              299
Growth..............................      26                79               136              289
Large Cap Growth....................      27                82               141              299
Quantitative Equity.................      24                75               129              275
Blue Chip Growth....................      26                80               137              290
Real Estate Securities..............      24                75               129              275
Value...............................      25                78               133              284
Growth & Income.....................      25                76               130              278
U.S. Large Cap Value................      27                82
Equity-Income.......................      26                80               137              291
Income & Value......................      26                79               135              288
Balanced............................      26                78               134              286
High Yield..........................      25                78               133              283
Strategic Bond......................      25                78               133              284
Global Bond.........................      26                80               136              290
Total Return........................      26                79
Investment Quality Bond.............      24                74               127              271
Diversified Bond....................      26                79               135              288
U.S. Government Securities..........      24                74               127              271
Money Market........................      23                71               122              261
Lifestyle Aggressive 1000...........      28                86               146              309
Lifestyle Growth 820................      27                82               141              298
Lifestyle Balanced 640..............      26                80               137              290
Lifestyle Moderate 460..............      25                77               132              282
Lifestyle Conservative 280..........      24                74               127              271


         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.


LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.


GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE  TRUST

==========================================
We are an indirect subsidiary of Manulife.
==========================================

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

         We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 116 Huntington Avenue, Boston, Massachusetts 02116. Our ultimate parent is The Manufacturers Life Insurance Company ("MANULIFE"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, we were a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name.

         On January 20, 1998, the Board of Directors of Manulife announced that it had asked the management of Manulife to prepare a plan for conversion of Manulife from a mutual life insurance company to an investor-owned, publicly-traded stock company. Any demutualization plan for Manulife is subject to the approval of the Manulife Board of Directors and Policyholders as well as regulatory approval.

         The Manufacturers Life Insurance Company of North America's financial ratings are as follows:

                  A++ A.M. Best
                  Superior in financial strength; 1st category of 15

                  AAA Duff & Phelps
                  Highest in claims paying ability; 1st category of 18


                  AA+ Standard & Poor's
                  Very strong in financial strength; 2nd category of 21


                  Aa2 Moody's
                  Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of North America's ability to honor the death benefit and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

==============================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.
==============================================================================

THE VARIABLE ACCOUNT

         We established the Variable Account on August 24,1984. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 ACT") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

         The Variable Account currently has thirty-eight sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

============================================================================
The Trust is a mutual fund in which the Variable Account invests that has 38 investment portfolios managed by 16 subadvisers.
============================================================================

THE TRUST

         The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Government Bond Trust, Emerging Small Company Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"). the successor to NASL Financial Services, Inc.

         The Trust currently has sixteen subadvisers who manage all of the portfolios:

SUBADVISER                                    TRUST PORTFOLIOS MANAGED


A I M Capital Management, Inc.                Aggressive Growth Trust
                                              Mid Cap Growth Trust


AXA Rosenberg Investment Management LLC       Small Company Value Trust

Capital Guardian Trust Company                Small Company Blend Trust
                                              U.S. Large Cap Value Trust
                                              Income & Value Trust
                                              Diversified Bond Trust

Fidelity Management Trust Company             Overseas Trust
                                              Mid Cap Blend Trust
                                              Large Cap Growth Trust


Founders Asset Management, LLC                International Small Cap Trust
                                              Balanced Trust


Franklin Advisers, Inc.                       Emerging Small Company Trust


Manufacturers Adviser Corporation             Pacific Rim Emerging Markets Trust
                                              Quantitative Equity Trust
                                              Real Estate Securities Trust
                                              Money Market Trust
                                              Lifestyle Trusts


Miller Anderson & Sherrerd, LLP               Value Trust
                                              High Yield Trust

Morgan Stanley Asset Management Inc.          Global Equity Trust

Pacific Investment Management Company         Global Bond Trust
                                              Total Return Trust

SUBADVISER                                    TRUST PORTFOLIOS MANAGED

Rowe Price-Fleming International, Inc.        International Stock Trust

Salomon Brothers Asset Management Inc         Strategic Bond Trust
                                              U.S. Government Securities Trust

State Street Global Advisors                  Growth Trust

T. Rowe Price Associates, Inc.                Science & Technology Trust
                                              Blue Chip Growth Trust
                                              Equity-Income Trust

Templeton Investment Counsel, Inc.            International Value Trust


Wellington Management Company, LLP            Mid Cap Stock Trust
                                              Growth & Income Trust
                                              Investment Quality Bond Trust



         The following is a brief description of each portfolio:

         The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

         The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.

         The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

         The AGGRESSIVE GROWTH TRUST (formerly, the Pilgrim Baxter Growth Trust) seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

         The EMERGING SMALL COMPANY TRUST (formerly, the Emerging Growth Trust) seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of small capitalization ("small cap") growth companies. In general, companies in which the portfolios invests will have market cap values of less than $1.5 billion at the time of purchase.

         The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization between $50 million and $1 billion.

         The MID CAP GROWTH TRUST (formerly, the Small/Mid Cap Trust) seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

         The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of companies with market capitalizations that approximately match the range of capitalization of the Wilshire Mid Cap 750 Index.

         The OVERSEAS TRUST (formerly, the International Growth & Income Trust) seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolios' assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). The portfolios expects to invest primarily in equity securities.


         The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

         The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

         The MID CAP BLEND TRUST (formerly, the Equity Trust) seeks growth of capital by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

         The SMALL COMPANY VALUE TRUST seeks long term growth of capital by investing in equity securities of smaller companies which are traded principally in the markets of the United States.

         The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

         The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

         The LARGE CAP GROWTH TRUST (formerly, the Aggressive Asset Allocation Trust) seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.

         The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

         The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

         The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

         The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.


         The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.


         The U.S. LARGE CAP TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

         The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

         The INCOME & VALUE TRUST (formerly, the Moderate Asset Allocation Trust) seeks the balanced accomplishment of (a) conservation of principal and
(b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed-income securities.

         The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

         The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

         The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

         The GLOBAL BOND TRUST (formerly, the Global Government Bond Trust) seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU),and the U.S. dollar.


         The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six- year time frame based on Pacific Investment Management Company's forecast for interest rates.


         The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

         The DIVERSIFIED BOND TRUST (formerly, the Conservative Asset Allocation Trust) seeks high total return as is consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed-income securities.

         The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

         The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

         The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("UNDERLYING PORTFOLIOS") which invest primarily in equity securities.

         The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.


         If the shares of a Trust portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

=========================================
You instruct us how to vote Trust shares.
=========================================


         We will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Trust proxy material will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.


         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.


                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

================================================================================
Initial purchase payments usually must be at least $25,000, subsequent ones at least $1,000, and total payments no more than $1 million (without our approval).
================================================================================

PURCHASE PAYMENTS

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments may be made at any time. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

- the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

- the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

         You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

ACCUMULATION UNITS

=============================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.
=============================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first Business Day under other contracts we have issued. The value of an accumulation unit for any subsequent Business Day is determined by multiplying the value of an accumulation unit for the immediately preceding Business Day by the net investment factor for that sub-account (described below) for the Business Day for which the value is being determined. Accumulation units will be valued at the end of each Business Day. A Business Day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

-        Where (a) is:

              - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

              - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

- Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

- Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.25% for administrative expenses, 0.15% for distribution expenses and 1.25% for mortality and expense risks).

=============================================================
Amounts invested may be transferred among investment options.
=============================================================

TRANSFERS AMONG INVESTMENT OPTIONS

         During the accumulation period, you may transfer amounts among the investment options at any time and without charge upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law.)



MAXIMUM NUMBER OF INVESTMENT OPTIONS

         You currently are limited to a maximum of seventeen investment options (including the one year fixed account investment option) during the accumulation period. In calculating this limit, investment options to which you have allocated purchase payments at any time during the accumulation period will be counted toward the seventeen maximum even if you no longer have contract value allocated to the investment option.

==================================================
Telephone transfers and withdrawals are permitted.
==================================================

TELEPHONE TRANSACTIONS

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a transfer or withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

===================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
===================================================================

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

===========================================================================
You may withdraw all or a portion of your contract value, but may incur tax liability as a result.
===========================================================================

WITHDRAWALS

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -    trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances.

===================================================
Systematic "Income Plan" withdrawals are available.
===================================================


SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN


         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

==============================================
Some qualified contracts have a loan feature.
==============================================

LOANS

         We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you are not an owner of such a contract, none of this discussion about loans applies to your contract. If you are an owner of such a contract, you may borrow from us, using your contract as the only security for the loan. Loans are subject to certain tax law restrictions and to applicable retirement program rules (collectively, "LOAN RULES"). You should consult your tax advisor and retirement plan fiduciary prior to taking a loan under the contract.

         The maximum loan value of a contract is normally 80% of the contract value, although loan rules may serve to reduce that maximum in some cases. The amount available for a loan at any given time is the loan value less any unpaid prior loans. Unpaid prior loans equal the amount of any prior loans plus interest accrued on those loans. Loans will be made only upon written request from the owner. We will make loans within seven days of receiving a properly completed loan application (applications are available from our Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that you may repay unpaid loans at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your most recent purchase payment. On each anniversary of the date your contract was issued, we will transfer from the investment accounts to the loan account the excess of the balance of your loan over the balance in your loan account.

         We charge interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. We credit interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date unpaid loans under your contract exceed your contract value, your contract will be in default. In such case you will receive a notice indicating the payment needed to bring your contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, your contract may be terminated without value.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, contract value will be greater than it would have been had no loan been outstanding.

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

DEATH BENEFIT DURING ACCUMULATION PERIOD


         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, you should consider that the contract provides a death benefit (described below) that could be characterized as an "incidental death benefit." There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS"). See Appendix F for information on different death benefit provisions applicable to certain prior contracts and to contracts sold in the state of Washington.

         AMOUNT OF DEATH BENEFIT. If any contract owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

         -    the contract value or

         -    the excess of (i) over (ii), where

              - (i) equals the sum of purchase payments made, accumulated daily at the equivalent of 5% per year starting on the date each purchase payment is allocated to the contract; provided, however, that the accumulated value of each purchase payment will not exceed two times such payment, and

              - (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year starting on the date each such deduction occurs; provided, however, that the accumulated value of each amount so deducted will not exceed two times such deducted amount.

         If any contract owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

         -    the contract value or

         -    the excess of the sum of all purchase payments over the sum of:

              - any amounts deducted in connection with partial withdrawals (including amounts deducted in connection with partial withdrawals other than annual administration fees and amounts applied under an annuity option under the contract) and

              -   any amounts applied under an annuity benefit option.

         If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -    a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -    any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -    The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -    No additional purchase payments may be made.

         - If the beneficiary is not the deceased's owner spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

         - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract is issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

========================================================================
You have a choice of several different ways of receiving annuity benefit payments from us.
========================================================================

GENERAL

         You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described below).

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the annuitant or the tenth contract anniversary. (See Appendix E for contracts issued in Pennsylvania.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS


         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.



         Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.


         The following annuity options are guaranteed in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT


         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.



         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be. See Appendix F for information on assumed interest rates applicable to certain contracts no longer being issued and contracts issued in the state of Washington.


ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made.

The number of annuity units remains constant throughout the pay-out period (assuming no transfer is made).

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.


         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.


============================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
============================================================================

TRANSFERS DURING PAY-OUT PERIOD

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.



DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

=================================================
You have a ten-day right to cancel your contract.
=================================================

TEN DAY RIGHT TO REVIEW

         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

         No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

============================================================
You are entitled to exercise all rights under your contract.
============================================================

OWNERSHIP

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Internal Revenue Service ("IRS") regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

=======================================================
The "annuitant" is either you or someone you designate.
=======================================================

ANNUITANT

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

=============================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
=============================================================================

BENEFICIARY

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

========================================================
The fixed account investment options are not securities.
========================================================

         SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.


         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, Manulife, our ultimate parent, unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:


         - the liability to pay contractual claims under the contracts is assumed by another insurer, or

         - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.


         REINSURANCE. Effective June 30, 1995 , we entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("PEOPLES") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this prospectus which were issued prior to January 1, 1999. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed account and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed account. Peoples contractual liability runs solely to us, and no contract owner shall have any right of action against Peoples. The Manufacturers Life Insurance Company (U.S.A.) reinsures certain amounts with respect to the fixed account portion of the contract for contracts issued after January 1, 1999 under a reinsurance agreement with substantially similar terms to the Peoples reinsurance agreement.


====================================================================
Fixed account investment options guarantee interest of at least 3%.
====================================================================


         INVESTMENT OPTIONS. A one-year fixed account investment option is available under the contract. In addition, in states where approved by the state insurance department, a DCA fixed investment account may be established under the DCA program to make automatic transfers to one or more variable investment option. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. See Appendix F for information on guaranteed rate of interest applicable to certain prior contracts and to contracts sold in the state of Washington. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.


         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

========================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
========================================================================

         TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment option to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances (see "FEDERAL TAX MATTERS" below).

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" above.

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

         CHARGES. No administrative, distribution, or mortality and expense risk charges are deducted from fixed account investment options.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

============================================================
Some old contracts have withdrawal charges; new ones do not.
============================================================

WITHDRAWAL CHARGES

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. NO WITHDRAWAL CHARGE WILL BE IMPOSED ON WITHDRAWALS FROM CONTRACTS ISSUED ON OR AFTER NOVEMBER 1, 1996. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 3% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.



         Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the free withdrawal amount for that year is the greater of:



         o 10% of total purchase payments (less all prior partial withdrawals in that contract year), and



         o the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).


         Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from the one-year fixed account investment option.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

         Each purchase payment or portion thereof liquidated in connection with a withdrawal request that has been in the contract for less than three years is subject to a withdrawal charge of 3%.

         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other sales-related expenses.

         For examples of calculation of the withdrawal charge, see Appendix C.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

- The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

- The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

- Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

- The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

- There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

===================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks.
===================================================================

ADMINISTRATION FEES

         A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

         If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

         A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISK CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risk charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.

==========================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
==========================================================================

TAXES

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

         -    establishment or maintenance of the Variable Account,

         -    receipt of purchase payments,

         -    issuance of the contracts, or

         - commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.


         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix D for a table of State Premium Taxes.



EXPENSES OF DISTRIBUTING THE CONTRACTS



         MSS, the principal underwriter for the contracts, pays compensation to selling broker-dealers in varying amounts which under normal circumstances are not expected to exceed 1.25% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payments. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.


                               FEDERAL TAX MATTERS

INTRODUCTION


         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS


         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.


TAXATION OF ANNUITIES IN GENERAL

===============================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, start receiving annuity benefit payments, or receive a death benefit payment.
===============================================================================

TAX DEFERRAL DURING ACCUMULATION PERIOD

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.


         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.


         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -    certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL Persons. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, recent changes in the tax law may result in otherwise deductible interest no longer being deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.


         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.


         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."


         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.


         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.


         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.



         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.


TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the "contract value" and the "investment in the contract" at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

========================================================================
A portion of each annuity payment is usually taxable as ordinary income.
========================================================================

TAXATION OF ANNUITY BENEFIT PAYMENTS

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the "investment in the contract" (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under Treasury Department regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

============================================================
Withdrawals prior to age 59 1/2 may incur a 10% penalty tax.
============================================================

PENALTY TAX ON PREMATURE DISTRIBUTIONS

         There is a 10% penalty tax on the taxable amount of any payment from a non-qualified contract unless the payment is:

         -    received on or after the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

=============================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor and plan fiduciary prior to taking a loan.
=============================================================================

QUALIFIED RETIREMENT PLANS

         The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix G to this Prospectus. Appendix G also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans which should be considered by a purchaser.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         -    received on or after the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to quality for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the contract will be subject to "DIRECT ROLLOVER" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."


         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.



================================================================================
We may be required to withhold amounts from some payments for Federal income tax payments.
================================================================================


FEDERAL INCOME TAX WITHHOLDING

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

============================================
We may advertise our investment performance.
============================================

PERFORMANCE DATA

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES

PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

          Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

         - termination of employment in the Texas public institutions of higher education,

         -    retirement,

         -    death, or

         -    the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.


============================================
We pay broker-dealers to sell the contracts.
============================================


DISTRIBUTION OF CONTRACTS


         MSS is a Delaware limited liability company that we control, is the principal underwriter of the contracts. MSS also is the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD") and is located at 73 Tremont Street, Boston, Massachusetts 02108. MSS has entered into a non-exclusive promotional agent agreement with Wood Logan Associates, Inc. ("WOOD LOGAN"). Wood Logan is a broker-dealer registered under the 1934 Act and a member of the NASD. Wood Logan is a wholly owned subsidiary of a holding company that is 62.5% owned by The Manufacturers Life Insurance Company (U.S.A.), 22.5% owned by MRL Holding, LLC and approximately 15% owned by the principals of Wood Logan. Sales of the contracts will be made by registered representatives of broker-dealers authorized by MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. Under the promotional agent agreement, Wood Logan will recruit and provide sales training and licensing assistance to those registered representatives. In addition, Wood Logan will prepare sales and promotional materials for our approval. MSS will pay distribution compensation to selling broker-dealers in varying amounts which under normal circumstances are not expected to exceed 1.25% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. MSS may from time to time pay additional compensation pursuant to promotional contests. Additionally, in some circumstances, MSS will provide reimbursement of certain sales and marketing expenses. MSS will pay the promotional agent for providing marketing support for the distribution of the contracts.


CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 9230, Boston, Massachusetts 02205-9230.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

YEAR 2000 ISSUES


         We make extensive use of information systems in the operations of our various businesses, including for the exchange of financial data and other information with customers, suppliers and other counterparties. We also use software and information systems provided by third parties in our accounting, business and investment systems.

         The Year 2000 risk, as it is commonly known, is the result of computer programs being written using two digits, rather than four, to define the applicable year. Any of our computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the Year 2000. This could result in systems failures or miscalculations causing disruptions of operations, including among other things, a temporary inability to process transactions, send premium billing notices, make claims payments or engage in other normal business activities.

         The systems used by us have been assessed as part of a comprehensive written plan conducted by The Manufacturers Life Insurance Company (collectively with its subsidiaries "MANULIFE"), to ensure that computer systems and processes of Manulife and its subsidiaries and affiliates, including us, will continue to perform through the end of this century and in the next.

         In 1996, in order to make Manulife's systems Year 2000 compliant, a program was instituted to modify or replace both Manulife's information technology systems ("IT SYSTEMS") and embedded technology systems ("NON-IT SYSTEMS"). The phases of this program include (i) an inventory and assessment of all systems to determine which are critical, (ii) planning and designing the required modifications and replacements, (iii) making these modifications and replacements, (iv) testing modified or replaced systems, (v) redeploying modified or replaced systems and (vi) final management review and certification. For most IT and non-IT systems identified as critical, certification has been completed for us. Of those systems classified as critical, management believes that over 99% were Year 2000 compliant at the end of 1998. Management continues to focus attention on the remaining 1% of critical systems. Those that affect us are expected to be compliant by the end of the second quarter in 1999. Management believes that our non-critical systems will be Year 2000 compliant by the end of the second quarter 1999.

         In addition to efforts directed at Manulife's own systems, Manulife is presently consulting vendors, customers, and other third parties with which it deals in an effort to ensure that no material aspect of Manulife's operations will be hindered by Year 2000 problems of these third parties. This process includes providing third parties with questionnaires regarding the state of their Year 2000 readiness and, where possible or where appropriate, conducting further due diligence activities.

         Manulife recognizes the importance of preparing for the change to the Year 2000 and, in January 1999, commenced preparation of contingency plans, in the event that Manulife's Year 2000 program has not fully resolved its Year 2000 issues. The Year 2000 Project Management Office for Manulife's U.S. Division is coordinating the preparation of the Year 2000 contingency plan on behalf of U.S. Division affiliates and subsidiaries. Contingency planning is targeted for completion by mid-1999.

         Management currently believes that, with modifications to existing software and conversions to new software, the Year 2000 risk will not pose significant operational problems for Manulife's computer systems. As part of the Year 2000 program, critical systems were "time-shift" tested in the Year 2000 and beyond to confirm that they will continue to function properly before, during and after the change to the Year 2000. However, there can be no assurance that Manulife's Year 2000 program, including consulting third parties and its contingency planning, will avoid any material adverse effect on Manulife's operations, customer relations or financial condition. Manulife estimates the total cost of its Year 2000 program will be approximately $59 million, of which $49.5 million has been incurred through December 31, 1998; however, there can be no assurance that the actual cost incurred will not be materially higher than such estimate. Most costs will be expensed as incurred; however, those costs attributed to the purchase of new software and hardware will generally be capitalized. The total cost of the Year 2000 program is not expected to have a material effect on Manulife's net operating income.

CANCELLATION OF THE CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

         As stated above under "The Trust", we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

         ACCUMULATION PERIOD - The accumulation period is the period during which you make purchase payments to us.

         ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed.

         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.


         BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified on the contract specifications page, unless changed. If there is a surviving contract owner, that person will be the beneficiary.


         BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio is determined.

         THE CODE  - The Internal Revenue Code of 1986, as amended.

         CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

         FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

         GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

         INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.


         INVESTMENT OPTIONS - The investment choices available to contract owners. Currently, there are thirty-eight variable and two fixed investment options under the contract.


         LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

         MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

         NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.


         OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified on the contract specifications page, unless changed.

         PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.


         PORTFOLIO OR TRUST PORTFOLIO - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

         QUALIFIED CONTRACTS - Contracts issued under qualified plans.

         QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 408A, or 457 of the Code.

         SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.


         UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.


         VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                                   APPENDIX B

                        TABLE OF ACCUMULATION UNIT VALUES
                            RELATING TO THE CONTRACT


SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                          START OF YEAR*             END OF YEAR                     YEAR
--------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1997                                        $12.500000                 $8.160547                    92,489.680
1998                                          8.160547                  7.656925                   146,258.768
--------------------------------------------------------------------------------------------------------------------
Science & Technology
1997                                        $12.500000                $13.613317                   355,255.526
1998                                         13.613317                 19.191525                   674,168.571
--------------------------------------------------------------------------------------------------------------------
International Small Cap
1996                                        $12.500000                $13.465203                   224,018.261
1997                                         13.465203                 13.348864                   193,834.190
1998                                         13.348864                 14.687879                   258,056.613
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth
1997                                        $12.500000                $12.296448                   270,398.951
1998                                         12.296448                 12.617679                   465,435.110
--------------------------------------------------------------------------------------------------------------------
Emerging Small Company
1997                                        $12.500000                $14.537900                   161,450.115
1998                                         14.537900                 14.310172                   310,758.065
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
1996                                        $12.500000                $13.188627                   587,704.824
1997                                         13.188627                 14.952186                   550,309.278
1998                                         14.952186                 18.869029                   909,754.925
--------------------------------------------------------------------------------------------------------------------
Overseas
1995                                        $10.000000                $10.528678                   178,852.062
1996                                         10.528678                 11.660474                   351,591.394
1997                                         11.660474                 11.460078                   374,473.198
1998                                         11.460078                 12.168562                   617,029.124
--------------------------------------------------------------------------------------------------------------------
International Stock
1997                                        $12.500000                $12.620816                   240,538.835
1998                                         12.620816                 14.265882                   430,101.363
--------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
1994                                        $10.675585                $10.965867                    36,324.491
1995                                         10.965867                 15.402974                   663,652.478
1996                                         15.402974                 18.199588                 1,024,727.992
1997                                         18.199588                 21.347335                   710,225.513
1998                                         21.347335                 22.973151                 1,192,385.855
--------------------------------------------------------------------------------------------------------------------
Small Company Value
1997                                        $12.500000                $11.890948                   121,356.238
1998                                         11.890948                 11.143828                   753,524.163
--------------------------------------------------------------------------------------------------------------------
Global Equity
1994                                        $13.117996                $12.153179                   49,050.593
1995                                         12.153179                 12.872711                  361,285.266
1996                                         12.872711                 14.257610                  622,699.384
1997                                         14.257610                 16.941296                  452,078.125
1998                                         16.941296                 18.706100                  900,761.542
--------------------------------------------------------------------------------------------------------------------
Growth
1996                                        $12.500000                $13.711434                  136,813.299
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
1997                                         13.711434                 16.906185                  432,054.497
1998                                         16.906185                 20.612746                  789,132.498
--------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT         NUMBER OF UNITS AT END OF
                                          START OF YEAR*             END OF YEAR                     YEAR
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth
1994                                        $10.444531                $10.303433                    7,523.248
1995                                         10.303433                 12.443644                   67,382.620
1996                                         12.443644                 13.829135                  119,961.606
1997                                         13.829135                 16.200363                   57,970.102
1998                                         16.200363                 18.982681                  130,457.346
--------------------------------------------------------------------------------------------------------------------
Quantitative Equity
1997                                        $12.500000                $16.067235                  192,717.960
1998                                         16.067235                 19.968902                  468,687.291
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
1994                                        $ 9.145044                $ 9.280989                   18,796.455
1995                                          9.280989                 11.551552                  274,368.201
1996                                         11.551552                 14.303631                  673,370.337
1997                                         14.303631                 17.859518                1,129,154.033
1998                                         17.859518                 22.573222                2,444,541.966
--------------------------------------------------------------------------------------------------------------------
Real Estate Securities
1997                                        $12.500000                $14.912035                  194,806.572
1998                                         14.912035                 12.255908                  297,723.946
--------------------------------------------------------------------------------------------------------------------
Value
1997                                        $12.500000                $15.019763                  532,115.531
1998                                         15.019763                 14.519332                1,143,817.237
--------------------------------------------------------------------------------------------------------------------
Growth & Income
1994                                        $10.576574                $10.436393                   24,644.881
1995                                         10.436393                 13.263871                  448,739.926
1996                                         13.263871                 16.024067                1,043,469.657
1997                                         16.024067                 20.936844                1,453,214.116
1998                                         20.936844                 26.056725                3,147,982.577
--------------------------------------------------------------------------------------------------------------------
Equity-Income
1994                                        $10.844086                $10.578121                   31,102.019
1995                                         10.578121                 12.870851                  375,815.524
1996                                         12.870851                 15.172018                  833,362.583
1997                                         15.172018                 19.357272                  973,290.243
1998                                         19.357272                 20.794388                1,719,624.978
--------------------------------------------------------------------------------------------------------------------
Income & Value
1994                                        $10.269505                $10.156264                  19,952.394
1995                                         10.156264                 12.056663                 205,665.149
1996                                         12.056663                 13.039212                 340,400.940
1997                                         13.039212                 14.861563                 176,904.939
1998                                         14.861563                 16.824988                 449,891.382
--------------------------------------------------------------------------------------------------------------------
Balanced
1997                                        $12.500000                $14.573591                 209,560.113
1998                                         14.573591                 16.377624                 683,342.735
--------------------------------------------------------------------------------------------------------------------
High Yield
1997                                        $12.500000                $13.856003                  531,676.796
1998                                         13.856003                 14.008370                1,741,127.736
--------------------------------------------------------------------------------------------------------------------
Strategic Bond
1994                                        $10.132498                $ 9.897404                    9,621.542
1995                                          9.897404                 11.607403                  146,877.133
1996                                         11.607403                 13.093621                  470,296.507
1997                                         13.093621                 14.293477                  681,451.817
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
1998                                         14.293477                 14.243718                1,092,910.900
--------------------------------------------------------------------------------------------------------------------


SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT         NUMBER OF UNITS AT END OF
                                          START OF YEAR*             END OF YEAR                     YEAR
-------------------------------------------------------------------------------------------------------------------
Global Bond
1994                                        $10.345362                $10.262238                   6,324.370
1995                                         10.262238                 12.434811                 108,887.995
1996                                         12.434811                 13.821405                 236,432.653
1997                                         13.821405                 13.995892                 542,434.525
1998                                         13.995892                 14.814388                 196,058.554
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
1994                                        $ 9.785855                $ 9.713969                   5,980.272
1995                                          9.713969                 11.417606                 143,843.254
1996                                         11.417606                 11.519237                 359,256.707
1997                                         11.519237                 12.435620                 262,883.942
1998                                         12.435620                 13.299876                 855,003.631
-------------------------------------------------------------------------------------------------------------------
Diversified Bond
1994                                        $10.124972                $10.050011                   2,989.757
1995                                         10.050011                 11.672867                 123,692.494
1996                                         11.672867                 12.287873                 193,254.830
1997                                         12.287873                 13.469181                  98,739.766
1998                                         13.469181                 14.663990                 261,092.778
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
1994                                        $10.033365                $ 9.968713                  17,964.448
1995                                          9.968713                 11.333420                 218,996.714
1996                                         11.333420                 11.522857                 283,607.608
1997                                         11.522857                 12.294922                 291,264.608
1998                                         12.294922                 12.999698                 909,940.877
-------------------------------------------------------------------------------------------------------------------
Money Market
1994                                        $10.172129                $10.290731                   46,595.747
1995                                         10.290731                 10.692803                  282,116.623
1996                                         10.692803                 11.048244                  516,160.781
1997                                         11.048244                 11.427217                1,222,689.467
1998                                         11.427217                 11.811952                3,637,922.565
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1997                                        $12.500000                $13.635694                 206,171.846
1998                                         13.635694                 14.064128                 276,086.785
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1997                                        $12.500000                $13.998474                  223,792.942
1998                                         13.998474                 14.623605                1,903,948.071
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1997                                        $12.500000                $14.031517                1,456,423.208
1998                                         14.031517                 14.591457                2,558,525.534
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1997                                        $12.500000                $13.981923                  486,907.289
1998                                         13.981923                 15.096548                1,304,937.192
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1997                                        $12.500000                $13.790807                 202,270.252
1998                                         13.790807                 14.950846                 766,504.994
-------------------------------------------------------------------------------------------------------------------


* Units under this series of contracts were first credited under the sub-accounts on August 9, 1994, except in the case of:

- Overseas Trust where units were first credited on January 9, 1995;

- Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996

- Growth Trust where units were first credited on July 15, 1996;

- Pacific Rim Emerging Markets, Science & Technology, Aggressive Growth, Emerging Small Company, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced, High Yield Trusts where units were first credited on January 1, 1997;

- Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997, and

- Small Company Value Trust where units were first credited on October 1, 1997.

                                   APPENDIX C

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE*


*Effective November 1, 1996, no withdrawal charge will be imposed on withdrawals from contracts issued on or after November 1, 1996.


Example 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.


                HYPOTHETICAL       FREE        PURCHASE
    CONTRACT      CONTRACT      WITHDRAWAL     PAYMENTS            WITHDRAWAL
      YEAR          VALUE         AMOUNT      LIQUIDATED             CHARGE
--------------------------------------------------------------------------------------
                                                             PERCENT            AMOUNT
                                                             -------            ------
        1          55,000          5,000(a)       50,000        3%               1,500
        2          50,500          5,000(b)       45,500        3%               1,365
        3          60,000         10,000(c)       50,000        3%               1,500
        4          70,000         20,000(d)       50,000        0%                   0


(a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total purchase payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of purchase payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 purchase payment is liquidated and the withdrawal charge is assessed against such liquidated purchase payment (contract value less free withdrawal amount).

(b) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the free withdrawal amount is equal to 10% of purchase payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less free withdrawal amount).

(c) In the example for the third contract year, the accumulated earnings of $10,000 is greater than 10% of purchase payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the purchase payments liquidated (contract value less free withdrawal amount).

(d) There is no withdrawal charge on any purchase payments liquidated that have been in the contract for at least 3 years.

Example 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.


     HYPOTHETICAL       PARTIAL WITHDRAWAL         FREE        PURCHASE
       CONTRACT              REQUESTED          WITHDRAWAL     PAYMENTS         WITHDRAWAL
         VALUE                                    AMOUNT      LIQUIDATED          CHARGE
-------------------------------------------------------------------------------------------------------
                                                                           PERCENT        AMOUNT
                                                                           -------        ------
        65,000                 2,000             15,000(a)          0         3%              0
        49,000                 5,000              3,000(b)      2,000         3%             60
        52,000                 7,000              4,000(c)      3,000         3%             90
        44,000                 8,000                  0(d)      8,000         3%            240


(a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated purchase payments (accumulated earnings), or 10% of purchase payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of purchase payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no purchase payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of purchase payments less all prior withdrawals. Since $2,000 has already been withdrawn earlier in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated purchase payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of purchase payments less prior withdrawals ($5,000-$2,000-$5,000 (less than) 0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of purchase payments ($5,000) has already been utilized. The full amount of $8,000 will result in purchase payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of purchase payments would be available again for withdrawal requests during that year.

                                   APPENDIX D


                               STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                                               TAX RATE
                                  QUALIFIED               NON-QUALIFIED
STATE                             CONTRACTS                 CONTRACTS
------------------------------------------------------------------------
CALIFORNIA......................      .50%                     2.35%
DISTRICT OF COLUMBIA............     2.25%                     2.25%
KENTUCKY........................     2.00%                     2.00%
MAINE...........................      .00%                     2.00%
NEVADA..........................      .00%                     3.50%
PUERTO RICO.....................     1.00%                     1.00%
SOUTH DAKOTA*...................      .00%                     1.25%
WEST VIRGINIA...................     1.00%                     1.00%
WYOMING.........................      .00%                     1.00%


* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX E

                        PENNSYLVANIA MAXIMUM MATURITY AGE

For all contracts issued in Pennsylvania the maximum maturity age based upon the issue age of the annuitant is as follows:

             ISSUE AGE             MAXIMUM MATURITY AGE
----------------------------------------------------------
             70 or less                       85
             71-75                            86
             76-80                            88
             81-85                            90
             86-90                            93
             91-93                            96
             94-95                            98
             96-97                            99
             98-99                           101
             100-101                         102
             102                             103
             103                             104
             104                             105
             105                             106

             It is required that the annuitant exercise a settlement annuity option no later than the maximum maturity age stated above. For example an annuitant age 60 at issue must exercise a settlement option prior to the attainment of age 86. We will use the issue age of the youngest named annuitant in the determination of the required settlement option date.

             If contracts are issued with annuitants over age 96, a withdrawal charge could be imposed if they terminate the contract rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the restrictions by Pennsylvania in combination with the 3-year withdrawal charge schedule of the contract.

                                   APPENDIX F

                         PRIOR CONTRACTS (VV CONTRACTS)

PRIOR CONTRACTS


         This Appendix F sets forth the principal differences between the contract offered by this Prospectus and a class of variable annuity contract that we offer in the state of Washington ("PRIOR CONTRACTS" or "VV CONTRACTS") and which were previously sold in other states during the period April, 1993 to March, 1998. The principal differences between the contract offered by this Prospectus and the VV contract relate to the death benefit provisions.


DEATH BENEFIT PROVISIONS UNDER PRIOR CONTRACTS

Death of Last Surviving Annuitant (Where the Annuitant Was Not an Owner)

         We will pay the minimum death benefit (minus any unpaid loans) to the beneficiary if :

         -    the annuitant dies before the maturity date,

         -    the annuitant is not an owner,

         -    there is no surviving co-annuitant, and

         -    no owner of the contract is a non-natural person.

If any owner of the contract is a non-natural person, the death or change of any annuitant is treated as the death of an owner. The beneficiary may elect to:

         - receive payment (either as a lump sum or in accordance with any annuity option described in the contract) or

         - continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the minimum death benefit.


An election to receive the minimum death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. In general, a beneficiary who continues the contract will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.


Death of Owner

         Deceased Owner (Who was the Last-Surviving Annuitant): We will pay the minimum death benefit, less any unpaid loans, to the beneficiary if:

         -    an owner dies before the maturity date,

         -    the deceased owner is an annuitant, and

         -    there is no surviving co-annuitant.

If the contract is a non-qualified contract, after the owner's death, the beneficiary's entire interest must be distributed within five years unless:

         - the beneficiary elects to receive his or her interest as an annuity which begins within one year of the owner's death and is paid over the beneficiary's life or over a period not extending beyond the beneficiary's life expectancy or

         - the beneficiary is the deceased owner's surviving spouse and elects to continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the minimum death benefit.

An election to receive the minimum death benefit as an annuity must be made within 60 days after the date on which the death benefit first becomes payable If the spouse continues the contract, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. For purposes of this paragraph, in determining the minimum death benefit, withdrawal charges (applicable when an annuitant either dies after the first of the month following his or her 85th birthday or when the annuitant had attained age 81 or greater on the contract date -- see "Minimum Death Benefit") will be taken into account, but only when the minimum death benefit is paid and only if such charges would have applied if the payment had been made to the deceased owner at that time.

         Deceased Owner (Who was Not the Last-Surviving Annuitant and There Are No Surviving Owners):

         If:

         -    an owner dies before the maturity date,

         -    any annuitant survives, and

         -    there are no surviving owners,


we will transfer the interest in the contract to the successor owner (the person, persons, or entity to become the contract owner if the contract owner dies prior to the maturity date). If the contract is a non-qualified contract, after the owner's death, the successor owner's entire interest in the contract must be distributed within five years unless:


         - the successor owner elects to receive payment of the interest in the contract as an annuity which begins within one year of the owner's death and is paid over the successor owner's life or over a period not extending beyond the successor owner's life expectancy or

         - the successor owner is the deceased owner's surviving spouse and elects to continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the interest in the contract.

An election to receive the interest in the contract as an annuity must be made within 60 days after the date on which the death benefit first becomes payable. If the spouse continues the contract, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If the deceased contract owner had not attained age 81 on the contract date, the interest in the contract equals the contract value. If the deceased contract owner had attained age 81 on the contract date, the interest in the contract also equals the contract value, but such interest may be subject to applicable withdrawal charges when any amounts are actually paid. The successor owner's right to the interest in the contract does not affect the annuitant designations in the contract, although the successor owner may change such designations after acquiring the interest in the contract.

         Deceased Owner (Who was Not the Last-Surviving Annuitant and There Are Surviving Owners):

         If :

         -    an owner dies before the maturity date,

         -    any annuitant survives, and

         -    there is a surviving owner,

we will transfer the interest in the contract to the surviving owner. The amount of this interest and the rights and restrictions attendant to this transfer are the same as those described in the immediately preceding paragraph, except that "surviving owner" should be substituted for "successor owner," wherever these terms appear.

         Non-Natural Owners: If any owner of a non-qualified contract is not an individual, the death or change of any annuitant will be treated as the death of an owner (who was not the last-surviving annuitant), unless the last-surviving annuitant has actually died in which case the death will be treated as the death of an owner (who is the last-surviving annuitant).


         Application of Distributed Amounts Towards the Purchase of a New
Contract: A beneficiary, successor owner, or surviving owner, as the case may be, may apply amounts required to be distributed towards the purchase of a new contract. In general, if such distributed amounts are so applied, the beneficiary, successor owner, or surviving owner will be treated for Federal income tax purposes as if he or she had received these distributed amounts.


Minimum Death Benefit

         If the last surviving annuitant dies on or before the first of the month following his or her 85th birthday and had an attained age of less than 81 years on the contract date, the minimum death benefit will be equal to the greater of:

         - the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

         -    the excess of

              - the sum of each purchase payment accumulated daily, at the equivalent of 5% per year, starting on the date each purchase payment is allocated to the contract, with a maximum accumulation of two times each purchase payment, over

              - the sum of each withdrawal or annuitized amount, including any applicable withdrawal charges, accumulated daily at a rate equivalent to 5% per year, starting as of the date of each such withdrawal or annuitization, with a maximum accumulation of two times each such withdrawal or annuitization amount.

         If the last surviving annuitant dies after the -first of the month following his or her 85th birthday and had an attained age of less than 81 years on the contract date, the minimum death benefit will be equal to the greater of:

         - the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

         -    the excess of:

              -   the sum of all purchase payments over

              - the sum of any amounts deducted in connection with partial withdrawals.

         If the last surviving annuitant dies and the Annuitant had an attained age of 81 or greater on the contract date, the minimum death benefit payable on due proof of death and receipt of all required claim forms will equal the amount payable on total withdrawal.

OTHER CONTRACT PROVISIONS

Annuity Tables Assumed Interest Rate

         A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.

         Fixed accounts are not available in Washington state.


FIXED ACCOUNT MINIMUM INTEREST GUARANTEE

         The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contracts is 4%. If a withdrawal is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less than 4% per year (or a higher rate if required by applicable law).

                        TABLE OF ACCUMULATION UNIT VALUES
                           RELATING TO PRIOR CONTRACTS


SUB-ACCOUNT                            UNIT VALUE AT START           UNIT VALUE AT           NUMBER OF UNITS AT END
                                             OF YEAR*                 END OF YEAR                    OF YEAR
--------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1997                                        $12.500000                 $8.160547                   34,627.016
1998                                          8.160547                  7.656925                   41,134.511
--------------------------------------------------------------------------------------------------------------------
Science & Technology
1997                                        $12.500000                $13.613317                  135,733.204
1998                                         13.613317                 19.191525                  213,834.441
--------------------------------------------------------------------------------------------------------------------
International Small Cap
1996                                        $12.500000                $13.465203                  233,342.969
1997                                         13.465203                 13.348864                  450,429.209
1998                                         13.348864                 14.687879                  346,668.259
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth
1997                                        $12.500000                $12.296448                   90,240.319
1998                                         12.296448                 12.617679                  148,710.766
--------------------------------------------------------------------------------------------------------------------
Emerging Small Company
1997                                        $12.500000                $14.537900                  102,965.388
1998                                         14.537900                 14.310172                  102,715.794
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
1996                                        $12.500000                $13.188627                  283,880.941
1997                                         13.188627                 14.952186                  958,265.084
1998                                         14.952186                 18.869029                  803,736.602
--------------------------------------------------------------------------------------------------------------------
Overseas
1995                                        $10.000000                $10.528678                  178,852.062
1996                                         10.528678                 11.660474                  687,006.606
1997                                         11.660474                 11.460078                  955,856.892
1998                                         11.460078                 12.168562                  832,545.108
--------------------------------------------------------------------------------------------------------------------
International Stock
1997                                        $12.500000                $12.620816                  152,757.810
1998                                         12.620816                 14.265882                  164,021.287
--------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
1994                                        $10.675585                $10.965867                   36,324.491
1995                                         10.965867                 15.402974                  663,652.478
1996                                         15.402974                 18.199588                2,871,862.671
1997                                         18.199588                 21.347335                3,250,746.116
1998                                         21.347335                 22.973151                2,667,318.668
--------------------------------------------------------------------------------------------------------------------
Small Company Value
1997                                        $12.500000                $11.890948                   64,896.994
1998                                         11.890948                 11.143828                  136,031.616
--------------------------------------------------------------------------------------------------------------------
Global Equity
1994                                        $13.117996                $12.153179                   49,050.593
1995                                         12.153179                 12.872711                  361,285.266
1996                                         12.872711                 14.257610                2,854,082.412
1997                                         14.257610                 16.941296                3,095,669.746
1998                                         16.941296                 18.706100                2,651,804.343
--------------------------------------------------------------------------------------------------------------------
Growth
1996                                        $12.500000                $13.711434                   59,459.482
1997                                         13.711434                 16.906185                  241,081.231
1998                                         16.906185                 20.612746                  237,044.423
--------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                            UNIT VALUE AT START           UNIT VALUE AT           NUMBER OF UNITS AT END
                                             OF YEAR*                 END OF YEAR                    OF YEAR
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth
1994                                        $10.444531                 $10.303433                    7,523.248
1995                                         10.303433                  12.443644                   67,382.620
1996                                         12.443644                  13.829135                  407,378.669
1997                                         13.829135                  16.200363                  420,740.164
1998                                         16.200363                  18.982681                  407,475.288
--------------------------------------------------------------------------------------------------------------------
Quantitative Equity
1997                                        $12.500000                 $16.067235                   37,093.601
1998                                         16.067235                  19.968902                   79,660.211
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
1994                                        $ 9.145044                 $ 9.280989                   18,796.455
1995                                          9.280989                  11.551552                  274,368.201
1996                                         11.551552                  14.303631                1,496,909.237
1997                                         14.303631                  17.859518                2,019,046.153
1998                                         17.859518                  22.573222                1,961,275.725
--------------------------------------------------------------------------------------------------------------------
Real Estate Securities
1997                                        $12.500000                 $14.912035                  136,253.215
1998                                         14.912035                  12.255908                  187,493.937
--------------------------------------------------------------------------------------------------------------------
Value
1997                                        $12.500000                 $15.019763                  189,688.364
1998                                         15.019763                  14.519332                  291,736.295
--------------------------------------------------------------------------------------------------------------------
Growth & Income
1994                                        $10.576574                 $10.436393                    24,644.881
1995                                         10.436393                  13.263871                   448,739.926
1996                                         13.263871                  16.024067                 2,888,470.321
1997                                         16.024067                  20.936844                 3,683,351.338
1998                                         20.936844                  26.056725                 3,517,115.549
--------------------------------------------------------------------------------------------------------------------
Equity-Income
1994                                        $10.844086                 $10.578121                    31,102.019
1995                                         10.578121                  12.870851                   375,815.524
1996                                         12.870851                  15.172018                 2,075,876.729
1997                                         15.172018                  19.357272                 2,755,727.059
1998                                         19.357272                  20.794388                 2,465,922.102
--------------------------------------------------------------------------------------------------------------------
Income & Value
1994                                        $10.269505                 $10.156264                    19,952.394
1995                                         10.156264                  12.056663                   205,665.149
1996                                         12.056663                  13.039212                 1,358,995.894
1997                                         13.039212                  14.861563                 1,405,589.059
1998                                         14.861563                  16.824988                 1,219,676.937
--------------------------------------------------------------------------------------------------------------------
Balanced
1997                                        $12.500000                 $14.573591                   43,507.584
1998                                         14.573591                  16.377624                  106,132.643
--------------------------------------------------------------------------------------------------------------------
High Yield
1997                                        $12.500000                 $13.856003                  159,593.993
1998                                         13.856003                  14.008370                  235,174.727
--------------------------------------------------------------------------------------------------------------------
Strategic Bond
1994                                        $10.132498                 $ 9.897404                     9,621.542
1995                                          9.897404                  11.607403                   146,877.133
1996                                         11.607403                  13.093621                   687,006.604
1997                                         13.093621                  14.293477                 1,309,575.793
1998                                         14.293477                  14.243718                 1,158,904.476
--------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                            UNIT VALUE AT START           UNIT VALUE AT           NUMBER OF UNITS AT END
                                             OF YEAR*                 END OF YEAR                    OF YEAR
-------------------------------------------------------------------------------------------------------------------
Global Bond
1994                                        $10.345362                 $10.262238                    6,324.370
1995                                         10.262238                  12.434811                  108,887.995
1996                                         12.434811                  13.821405                1,152,443.822
1997                                         13.821405                  13.995892                1,043,390.432
1998                                         13.995892                  14.814388                  832,754.874
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
1994                                        $ 9.785855                 $ 9.713969                    5,980.272
1995                                          9.713969                  11.417606                  143,843.254
1996                                         11.417606                  11.519237                  727,979.095
1997                                         11.519237                  12.435620                  880,259.981
1998                                         12.435620                  13.299876                  792,835.875
-------------------------------------------------------------------------------------------------------------------
Diversified Bond
1994                                        $10.124972                 $10.050011                    2,989.757
1995                                         10.050011                  11.672867                  123,692.494
1996                                         11.672867                  12.287873                  661,002.839
1997                                         12.287873                  13.469181                  759,271.964
1998                                         13.469181                  14.663990                  604,747.668
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
1994                                        $10.033365                 $ 9.968713                   17,964.448
1995                                          9.968713                  11.333420                  218,996.714
1996                                         11.333420                  11.522857                  909,658.556
1997                                         11.522857                  12.294922                  963,718.317
1998                                         12.294922                  12.999698                  941,111.101
-------------------------------------------------------------------------------------------------------------------
Money Market
1994                                        $10.172129                 $10.290731                   46,595.747
1995                                         10.290731                  10.692803                  282,116.623
1996                                         10.692803                  11.048244                1,414,861.094
1997                                         11.048244                  11.427217                1,688,484.012
1998                                         11.427217                  11.811952                1,585,641.987
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1997                                        $12.500000                 $13.635694                   16,912.665
1998                                         13.635694                  14.064128                   35,287.822
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1997                                        $12.500000                 $13.998474                  296,965.327
1998                                         13.998474                  14.623605                  482,081.492
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1997                                        $12.500000                 $14.031517                  217,585.010
1998                                         14.031517                  14.591457                  271,046.864
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1997                                        $12.500000                 $13.981923                  143,237.634
1998                                         13.981923                  15.096548                  197,638.622
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1997                                        $12.500000                 $13.790807                   17,023.204
1998                                         13.790807                  14.950846                   74,057.315
-------------------------------------------------------------------------------------------------------------------



*Units under this series of contracts were first credited under the sub-accounts on April 1, 1993, except in the case of:

- Overseas Trust where units were first credited on January 9, 1995;


- Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996,

- Growth Trust where units were first credited on July 15, 1996;

- Pacific Rim Emerging Markets, Science & Technology, Aggressive Growth, Emerging Small Company, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced, High Yield Trusts where units were first credited on January 1, 1997,

- Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997, and

- Small Company Value Trust where units were first credited on October 1, 1997.

                                   APPENDIX G

                              QUALIFIED PLAN TYPES


         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.


         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.


         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).


         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made.

Second, the distribution must be:

         -    made after the owner attains age 59 1/2;

         -    made after the owner's death;

         -    attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.


         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Furthermore, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the IRS characterized the benefit under the contract as an incidental death benefit, the death benefit is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.


         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -    earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)


         Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes. The contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the contract.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

                  THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                       NORTH AMERICA SEPARATE ACCOUNT A

                                       OF

                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                                  NORTH AMERICA

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of North America at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.

      The date of this Statement of Additional Information is May 1, 1999.

            The Manufacturers Life Insurance Company of North America
                              116 Huntington Avenue
                           Boston, Massachusetts 02116
                                 (617) 266-6008
                                 (800) 344-1029

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


General Information and History..........         3
Performance Data.........................         3
Services
       Independent Auditors..............        15
       Servicing Agent...................        15
       Principal Underwriter.............        16
Financial Statements.....................        17

                         GENERAL INFORMATION AND HISTORY

         The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of North America ("WE" or "US"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 116 Huntington Avenue, Boston, Massachusetts 02116. Our ultimate parent is The Manufacturers Life Insurance Company ("MANULIFE"), a Canadian mutual life insurance Company based in Toronto, Canada. Prior to January 1, 1996, we were a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name.


         On January 20, 1998, the Board of Directors of Manulife announced that it had asked the management of Manulife to prepare a plan for conversion of Manulife from a mutual life insurance company to an investor-owned, publicly-traded stock company. Any demutualization plan for Manulife is subject to the approval of the Manulife Board of Directors and Policyholders as well as regulatory approval.


                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         -    redemption at the end of the time period, and

         -    not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

         -    ten years, whichever period is shorter.

Non-standardized figures include total return numbers from:

         -    inception date of the portfolio, or

         -    ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges (mortality and expense risk fees, administrative fees, and distribution fees)) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc.) into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1998
                  FOR CONTACTS ISSUED PRIOR TO NOVEMBER 1, 1996


                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER        DATE*
-----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets              -8.69%               N/A                 -22.78%              01/01/97
-----------------------------------------------------------------------------------------------------------------
Science & Technology                      37.98%               N/A                  22.76%              01/01/97
-----------------------------------------------------------------------------------------------------------------
International Small Cap                    7.03%               N/A                   4.92%              03/04/96
-----------------------------------------------------------------------------------------------------------------
Aggressive Growth                         -0.17%               N/A                  -0.90%              01/01/97
-----------------------------------------------------------------------------------------------------------------
Emerging Small Company                    -4.22%               N/A                   5.60%              01/01/97
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                            23.20%               N/A                  14.89%              03/04/96
-----------------------------------------------------------------------------------------------------------------
Overseas                                   3.30%               N/A                   5.06%              01/09/95
-----------------------------------------------------------------------------------------------------------------
International Stock                       10.03%               N/A                   5.43%              01/01/97
-----------------------------------------------------------------------------------------------------------------
Mid Cap Blend                              4.69%              15.44%                12.15%+             06/18/85
-----------------------------------------------------------------------------------------------------------------
Small Company Value                       -8.79%               N/A                 -10.75%              10/01/97
-----------------------------------------------------------------------------------------------------------------
Global Equity                              7.42%              9.02%                  8.88%+             03/18/88
-----------------------------------------------------------------------------------------------------------------
Growth                                    18.92%               N/A                  21.64%              07/15/96
-----------------------------------------------------------------------------------------------------------------
Large Cap Growth                          14.17%             12.47%                  9.22%              08/03/89
-----------------------------------------------------------------------------------------------------------------
Quantitative Equity                       21.28%               N/A                  25.28%              01/01/97
-----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                          23.39%             17.90%                 13.38%              12/11/92
-----------------------------------------------------------------------------------------------------------------
Real Estate Securities                   -19.98%               N/A                  -2.33%              01/01/97
-----------------------------------------------------------------------------------------------------------------
Value                                     -5.93%               N/A                   6.39%              01/01/97
-----------------------------------------------------------------------------------------------------------------
Growth & Income                           21.45%             20.36%                 16.50%              04/23/91
-----------------------------------------------------------------------------------------------------------------
Equity-Income                              4.50%             14.28%                 14.15%              02/19/93
-----------------------------------------------------------------------------------------------------------------
Income & Value                            10.21%              9.90%                  7.91%              08/03/89
-----------------------------------------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER        DATE*
-----------------------------------------------------------------------------------------------------------------
Balanced                                  9.38%                N/A                 13.18%               01/01/97
-----------------------------------------------------------------------------------------------------------------
High Yield                               -1.63%                N/A                  4.45%               01/01/97
-----------------------------------------------------------------------------------------------------------------
Strategic Bond                           -3.04%               5.88%                 6.22%               02/19/93
-----------------------------------------------------------------------------------------------------------------
Global Bond                               2.97%               6.00%                 7.50%+              03/18/88
-----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                   4.04%               5.13%                 4.17%+              06/18/85
-----------------------------------------------------------------------------------------------------------------
Diversified Bond                          5.90%               7.10%                 6.30%               08/03/89
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities                2.86%               4.84%                 6.33%+              03/18/88
-----------------------------------------------------------------------------------------------------------------
Money Market                              0.57%               3.23%                 3.55%+              06/18/85
-----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 0.35%                N/A                  4.71%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      1.63%                N/A                  6.84%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    1.17%                N/A                  6.72%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    5.03%                N/A                  8.62%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                5.46%                N/A                  8.08%               01/07/97
-----------------------------------------------------------------------------------------------------------------



* Inception date of the sub-account of the Variable Account which invests in the portfolio.

+10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998
                  FOR CONTACTS ISSUED PRIOR TO NOVEMBER 1, 1996


-----------------------------------------------------------------------------------------------------------------
                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER        DATE*
Pacific Rim Emerging Markets*             -8.69%               N/A                 -8.74%               10/04/94
Science & Technology                      37.98%               N/A                 22.76%               01/01/97
International Small Cap                    7.03%               N/A                  4.92%               03/04/96
Aggressive Growth                         -0.17%               N/A                 -0.90%               01/01/97
Emerging Small Company                    -4.22%               N/A                  5.60%               01/01/97
Mid Cap Growth                            23.20%               N/A                 14.89%               03/04/96
Overseas                                   3.30%               N/A                  5.06%               01/09/95
International Stock                       10.03%               N/A                  5.43%               01/01/97
Mid Cap Blend                              4.69%             15.44%                12.15%+              06/18/85
Small Company Value                       -8.79%               N/A                -10.75%               10/01/97
Global Equity                              7.42%              9.02%                 8.88%+              03/18/88
Growth                                    18.92%               N/A                 21.64%               07/15/96
Large Cap Growth                          14.17%             12.47%                 9.22%               08/03/89
Quantitative Equity*                      21.28%             17.13%                14.83%+              04/30/87
Blue Chip Growth                          23.39%             17.90%                13.38%               12/11/92
Real Estate Securities*                  -19.98%              6.56%                10.72%+              04/30/87
Value                                     -5.93%               N/A                  6.39%               01/01/97
Growth & Income                           21.45%             20.36%                16.50%               04/23/91
Equity-Income                              4.50%             14.28%                14.15%               02/19/93
Income & Value                            10.21%              9.90%                 7.91%               08/03/89
Balanced                                   9.38%               N/A                 13.18%               01/01/97
High Yield                                -1.63%               N/A                  4.45%               01/01/97
Strategic Bond                            -3.04%              5.88%                 6.22%               02/19/93
Global Bond                                2.97%              6.00%                 7.50%+              03/18/88
Investment Quality Bond                    4.04%              5.13%                 4.17%+              06/18/85
Diversified Bond                           5.90%              7.10%                 6.30%               08/03/89
U.S. Government Securities                 2.86%              4.84%                 6.33%+              03/18/88
-----------------------------------------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER        DATE*
-----------------------------------------------------------------------------------------------------------------
Money Market                              0.57%               3.23%                 3.55%+              06/18/85
-----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 0.35%                N/A                  4.71%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      1.63%                N/A                  6.84%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    1.17%                N/A                  6.72%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    5.03%                N/A                  8.62%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                5.46%                N/A                  8.08%               01/07/97
-----------------------------------------------------------------------------------------------------------------


+10 year average annual return.

*Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998
                  FOR CONTACTS ISSUED PRIOR TO NOVEMBER 1, 1996


                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER        DATE*
------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*             -6.17%               N/A                  -8.74%              10/04/94
------------------------------------------------------------------------------------------------------------------
Science & Technology                      40.98%               N/A                  23.98%              01/01/97
------------------------------------------------------------------------------------------------------------------
International Small Cap                   10.03%               N/A                   5.88%              03/04/96
------------------------------------------------------------------------------------------------------------------
Aggressive Growth                          2.61%               N/A                   0.47%              01/01/97
------------------------------------------------------------------------------------------------------------------
Emerging Small Company                    -1.57%               N/A                   7.02%              01/01/97
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                            26.20%               N/A                  15.71%              03/04/96
------------------------------------------------------------------------------------------------------------------
Overseas                                   6.18%               N/A                   5.06%              01/09/95
------------------------------------------------------------------------------------------------------------------
International Stock                       13.03%               N/A                   6.85%              01/01/97
------------------------------------------------------------------------------------------------------------------
Mid Cap Blend                              7.62%              15.44%                12.15%+             06/18/85
------------------------------------------------------------------------------------------------------------------
Small Company Value                       -6.28%               N/A                  -8.80%              10/01/97
------------------------------------------------------------------------------------------------------------------
Global Equity                             10.42%               9.02%                 8.88%+             03/18/88
------------------------------------------------------------------------------------------------------------------
Growth                                    21.92%               N/A                  22.55%              07/15/96
------------------------------------------------------------------------------------------------------------------
Large Cap Growth                          17.17%              12.47%                 9.22%              08/03/89
------------------------------------------------------------------------------------------------------------------
Quantitative Equity*                      24.28%              17.13%                14.83%+             04/30/87
------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                          26.39%              17.90%                13.38%              12/11/92
------------------------------------------------------------------------------------------------------------------
Real Estate Securities*                  -17.81%               6.56%                10.72%+             04/30/87
------------------------------------------------------------------------------------------------------------------
Value                                     -3.33%               N/A                   7.80%              01/01/97
------------------------------------------------------------------------------------------------------------------
Growth & Income                           24.45%              20.36%                16.50%              04/23/91
------------------------------------------------------------------------------------------------------------------
Equity-Income                              7.42%              14.28%                14.15%              02/19/93
------------------------------------------------------------------------------------------------------------------
Income & Value                            13.21%               9.90%                 7.91%              08/03/89
------------------------------------------------------------------------------------------------------------------
Balanced                                  12.38%               N/A                  14.51%              01/01/97
------------------------------------------------------------------------------------------------------------------
High Yield                                 1.10%               N/A                   5.88%              01/01/97
------------------------------------------------------------------------------------------------------------------
Strategic Bond                            -0.35%               5.88%                 6.22%              02/19/93
------------------------------------------------------------------------------------------------------------------
Global Bond                                5.85%               6.00%                 7.50%+             03/18/88
------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                    6.95%               5.13%                 4.17%+             06/18/85
------------------------------------------------------------------------------------------------------------------
Diversified Bond                           8.87%               7.10%                 6.30%              08/03/89
------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                 5.73%               4.84%                 6.33%+             03/18/88
------------------------------------------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER        DATE*
-----------------------------------------------------------------------------------------------------------------
Money Market                              3.37%               3.23%                 3.55%+              06/18/85
-----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 3.14%                N/A                  6.14%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      4.47%                N/A                  8.25%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    3.99%                N/A                  8.13%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    7.97%                N/A                 10.01%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                8.41%                N/A                  9.47%               01/07/97
-----------------------------------------------------------------------------------------------------------------

+10 year average annual return.

*Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1998
                FOR CONTACTS ISSUED ON OR AFTER NOVEMBER 1, 1996


                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER        DATE*
-----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets              -6.17%               N/A                 -21.79%              01/01/97
-----------------------------------------------------------------------------------------------------------------
Science & Technology                      40.98%               N/A                  23.98%              01/01/97
-----------------------------------------------------------------------------------------------------------------
International Small Cap                   10.03%               N/A                   5.88%              03/04/96
-----------------------------------------------------------------------------------------------------------------
Aggressive Growth                          2.61%               N/A                   0.47%              01/01/97
-----------------------------------------------------------------------------------------------------------------
Emerging Small Company                    -1.57%               N/A                   7.02%              01/01/97
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                            26.20%               N/A                  15.71%              03/04/96
-----------------------------------------------------------------------------------------------------------------
Overseas                                   6.18%               N/A                   5.06%              01/09/95
-----------------------------------------------------------------------------------------------------------------
International Stock                       13.03%               N/A                   6.85%              01/01/97
-----------------------------------------------------------------------------------------------------------------
Mid Cap Blend                              7.62%             15.44%                 12.15%+             06/18/85
-----------------------------------------------------------------------------------------------------------------
Small Company Value                       -6.28%               N/A                  -8.80%              10/01/97
-----------------------------------------------------------------------------------------------------------------
Global Equity                             10.42%              9.02%                  8.88%+             03/18/88
-----------------------------------------------------------------------------------------------------------------
Growth                                    21.92%               N/A                  22.55%              07/15/96
-----------------------------------------------------------------------------------------------------------------
Large Cap Growth                          17.17%             12.47%                  9.22%              08/03/89
-----------------------------------------------------------------------------------------------------------------
Quantitative Equity                       24.28%               N/A                  26.47%              01/01/97
-----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                          26.39%             17.90%                 13.38%              12/11/92
-----------------------------------------------------------------------------------------------------------------
Real Estate Securities                   -17.81%               N/A                  -0.98%              01/01/97
-----------------------------------------------------------------------------------------------------------------
Value                                     -3.33%               N/A                   7.80%              01/01/97
-----------------------------------------------------------------------------------------------------------------
Growth & Income                           24.45%             20.36%                 16.50%              04/23/91
-----------------------------------------------------------------------------------------------------------------
Equity-Income                              7.42%             14.28%                 14.15%              02/19/93
-----------------------------------------------------------------------------------------------------------------
Income & Value                            13.21%              9.90%                  7.91%              08/03/89
-----------------------------------------------------------------------------------------------------------------
Balanced                                  12.38%               N/A                  14.51%              01/01/97
-----------------------------------------------------------------------------------------------------------------
High Yield                                 1.10%               N/A                   5.88%              01/01/97
-----------------------------------------------------------------------------------------------------------------
Strategic Bond                            -0.35%              5.88%                  6.22%              02/19/93
-----------------------------------------------------------------------------------------------------------------
Global Bond                                5.85%              6.00%                  7.50%+             03/18/88
-----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                    6.95%              5.13%                  4.17%+             06/18/85
-----------------------------------------------------------------------------------------------------------------
Diversified Bond                           8.87%              7.10%                  6.30%              08/03/89
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities                 5.73%              4.84%                  6.33%+             03/18/88
-----------------------------------------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER        DATE*
-----------------------------------------------------------------------------------------------------------------
Money Market                              3.37%               3.23%                 3.55%+              06/18/85
-----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 3.14%                N/A                  6.14%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      4.47%                N/A                  8.25%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    3.99%                N/A                  8.13%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    7.97%                N/A                 10.01%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                8.41%                N/A                  9.47%               01/07/97
-----------------------------------------------------------------------------------------------------------------

* Inception date of the sub-account of the Variable Account which invests in the portfolio.

+ 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998
                FOR CONTACTS ISSUED ON OR AFTER NOVEMBER 1, 1996


                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER        DATE*
------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*             -6.17%               N/A                  -8.74%              10/04/94
------------------------------------------------------------------------------------------------------------------
Science & Technology                      40.98%               N/A                  23.98%              01/01/97
------------------------------------------------------------------------------------------------------------------
International Small Cap                   10.03%               N/A                   5.88%              03/04/96
------------------------------------------------------------------------------------------------------------------
Aggressive Growth                          2.61%               N/A                   0.47%              01/01/97
------------------------------------------------------------------------------------------------------------------
Emerging Small Company                    -1.57%               N/A                   7.02%              01/01/97
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                            26.20%               N/A                  15.71%              03/04/96
------------------------------------------------------------------------------------------------------------------
Overseas                                   6.18%               N/A                   5.06%              01/09/95
------------------------------------------------------------------------------------------------------------------
International Stock                       13.03%               N/A                   6.85%              01/01/97
------------------------------------------------------------------------------------------------------------------
Mid Cap Blend                              7.62%              15.44%                12.15%+             06/18/85
------------------------------------------------------------------------------------------------------------------
Small Company Value                       -6.28%               N/A                  -8.80%              10/01/97
------------------------------------------------------------------------------------------------------------------
Global Equity                             10.42%               9.02%                 8.88%+             03/18/88
------------------------------------------------------------------------------------------------------------------
Growth                                    21.92%               N/A                  22.55%              07/15/96
------------------------------------------------------------------------------------------------------------------
Large Cap Growth                          17.17%              12.47%                 9.22%              08/03/89
------------------------------------------------------------------------------------------------------------------
Quantitative Equity*                      24.28%              17.13%                14.83%+             04/30/87
------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                          26.39%              17.90%                13.38%              12/11/92
------------------------------------------------------------------------------------------------------------------
Real Estate Securities*                  -17.81%               6.56%                10.72%+             04/30/87
------------------------------------------------------------------------------------------------------------------
Value                                     -3.33%               N/A                   7.80%              01/01/97
------------------------------------------------------------------------------------------------------------------
Growth & Income                           24.45%              20.36%                16.50%              04/23/91
------------------------------------------------------------------------------------------------------------------
Equity-Income                              7.42%              14.28%                14.15%              02/19/93
------------------------------------------------------------------------------------------------------------------
Income & Value                            13.21%               9.90%                 7.91%              08/03/89
------------------------------------------------------------------------------------------------------------------
Balanced                                  12.38%               N/A                  14.51%              01/01/97
------------------------------------------------------------------------------------------------------------------
High Yield                                 1.10%               N/A                   5.88%              01/01/97
------------------------------------------------------------------------------------------------------------------
Strategic Bond                            -0.35%               5.88%                 6.22%              02/19/93
------------------------------------------------------------------------------------------------------------------
Global Bond                                5.85%               6.00%                 7.50%+             03/18/88
------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                    6.95%               5.13%                 4.17%+             06/18/85
------------------------------------------------------------------------------------------------------------------
Diversified Bond                           8.87%               7.10%                 6.30%              08/03/89
------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                 5.73%               4.84%                 6.33%+             03/18/88
------------------------------------------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER        DATE*
------------------------------------------------------------------------------------------------------------------
Money Market                              3.37%               3.23%                 3.55%+              06/18/85
------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 3.14%                N/A                  6.14%               01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      4.47%                N/A                  8.25%               01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    3.99%                N/A                  8.13%               01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    7.97%                N/A                 10.01%               01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                8.41%                N/A                  9.47%               01/07/97
------------------------------------------------------------------------------------------------------------------


+10 year average annual return.

*Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998
                FOR CONTACTS ISSUED ON OR AFTER NOVEMBER 1, 1996


                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER        DATE*
------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*             -6.17%               N/A                  -8.74%              10/04/94
------------------------------------------------------------------------------------------------------------------
Science & Technology                      40.98%               N/A                  23.98%              01/01/97
------------------------------------------------------------------------------------------------------------------
International Small Cap                   10.03%               N/A                   5.88%              03/04/96
------------------------------------------------------------------------------------------------------------------
Aggressive Growth                          2.61%               N/A                   0.47%              01/01/97
------------------------------------------------------------------------------------------------------------------
Emerging Small Company                    -1.57%               N/A                   7.02%              01/01/97
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                            26.20%               N/A                  15.71%              03/04/96
------------------------------------------------------------------------------------------------------------------
Overseas                                   6.18%               N/A                   5.06%              01/09/95
------------------------------------------------------------------------------------------------------------------
International Stock                       13.03%               N/A                   6.85%              01/01/97
------------------------------------------------------------------------------------------------------------------
Mid Cap Blend                              7.62%              15.44%                12.15%+             06/18/85
------------------------------------------------------------------------------------------------------------------
Small Company Value                       -6.28%               N/A                  -8.80%              10/01/97
------------------------------------------------------------------------------------------------------------------
Global Equity                             10.42%               9.02%                 8.88%+             03/18/88
------------------------------------------------------------------------------------------------------------------
Growth                                    21.92%               N/A                  22.55%              07/15/96
------------------------------------------------------------------------------------------------------------------
Large Cap Growth                          17.17%              12.47%                 9.22%              08/03/89
------------------------------------------------------------------------------------------------------------------
Quantitative Equity*                      24.28%              17.13%                14.83%+             04/30/87
------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                          26.39%              17.90%                13.38%              12/11/92
------------------------------------------------------------------------------------------------------------------
Real Estate Securities*                  -17.81%               6.56%                10.72%+             04/30/87
------------------------------------------------------------------------------------------------------------------
Value                                     -3.33%               N/A                   7.80%              01/01/97
------------------------------------------------------------------------------------------------------------------
Growth & Income                           24.45%              20.36%                16.50%              04/23/91
------------------------------------------------------------------------------------------------------------------
Equity-Income                              7.42%              14.28%                14.15%              02/19/93
------------------------------------------------------------------------------------------------------------------
Income & Value                            13.21%               9.90%                 7.91%              08/03/89
------------------------------------------------------------------------------------------------------------------
Balanced                                  12.38%               N/A                  14.51%              01/01/97
------------------------------------------------------------------------------------------------------------------
High Yield                                 1.10%               N/A                   5.88%              01/01/97
------------------------------------------------------------------------------------------------------------------
Strategic Bond                            -0.35%               5.88%                 6.22%              02/19/93
------------------------------------------------------------------------------------------------------------------
Global Bond                                5.85%               6.00%                 7.50%+             03/18/88
------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                    6.95%               5.13%                 4.17%+             06/18/85
------------------------------------------------------------------------------------------------------------------
Diversified Bond                           8.87%               7.10%                 6.30%              08/03/89
------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                 5.73%               4.84%                 6.33%+             03/18/88
------------------------------------------------------------------------------------------------------------------


                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER        DATE*
------------------------------------------------------------------------------------------------------------------
Money Market                              3.37%               3.23%                 3.55%+              06/18/85
------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 3.14%                N/A                  6.14%               01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      4.47%                N/A                  8.25%               01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    3.99%                N/A                  8.13%               01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    7.97%                N/A                 10.01%               01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                8.41%                N/A                  9.47%               01/07/97
------------------------------------------------------------------------------------------------------------------


+ 10 year average annual return.

*Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

                                    * * * * *

         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                                    SERVICES

INDEPENDENT AUDITORS


         The financial statements of the Company at December 31, 1998 and 1997 and for the three years in the period ended December 31, 1998 and of the Variable Account at December 31, 1998 and for the two years in the period then ended December 31, 1998 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


         Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT


         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:


         -    daily updates on:

              -   accumulation unit values


              -   variable annuity participants and transaction

              -   agent production and commissions;

         -    semimonthly commission statements;

         - monthly summaries of agent production and daily transaction reports;

         -    semiannual statements for contract owners; and

         -    annual contract owner tax reports.


We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.


PRINCIPAL UNDERWRITER


         Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., a Delaware limited liability company controlled by us, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 1998 and 1997 was $122,828,714 and $29,615,342 respectively. The aggregate dollar amount of underwriting commissions paid to NASL Financial Services, Inc. in 1997 and 1996 were $75,864,399 and $83,031,288, respectively. Neither MSS nor NASL Financial Services, Inc. retained any of these amounts during such periods.

                              FINANCIAL STATEMENTS

                             AUDITED FINANCIAL STATEMENTS

                             THE MANUFACTURERS LIFE INSURANCE
                             COMPANY OF NORTH AMERICA
                             SEPARATE ACCOUNT A

                             Years ended December 31, 1998 and 1997

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                          Audited Financial Statements

                     Years ended December 31, 1998 and 1997

                                    CONTENTS

Report of Independent Auditors.....................................    1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity....................    2
Statements of Operations and Changes in Contract Owners' Equity....    4
Notes to Financial Statements......................................   17

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of
   North America Separate Account A

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of North America Separate Account A of The Manufacturers Life Insurance Company of North America as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the two years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of North America Separate Account A at December 31, 1998, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.


                                        /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 15, 1999

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 1998

ASSETS

   Investments at market value:
     Sub-accounts held by Manufacturers Investment Trust:
       Equity Portfolio--70,153,843 shares (cost $1,394,262,193)                $1,366,596,869
       Investment Quality Bond Portfolio--17,255,422 shares (cost
         $205,380,597)                                                             215,002,564
       Growth and Income Portfolio--72,412,451 shares (cost
         $1,437,245,539)                                                         2,058,685,981
       Blue Chip Growth Portfolio--51,932,822 shares (cost $761,642,611)           982,569,000
       Money Market Portfolio--46,650,864 shares (cost $466,508,635)               466,508,635
       Global Equity Portfolio--41,770,878 shares (cost $729,838,802)              851,290,500
       Global Government Bond Portfolio--13,584,129 shares (cost
         $182,025,319)                                                             186,510,088
       U.S. Government Securities Portfolio--17,162,813 shares (cost
         $228,158,658)                                                             237,190,082
       Conservative Asset Allocation Portfolio--15,687,564 shares (cost
         $171,934,308)                                                             185,583,876
       Moderate Asset Allocation Portfolio--43,423,370 shares (cost
         $501,927,612)                                                             579,267,762
       Aggressive Asset Allocation Portfolio--15,637,643 shares (cost
         $196,854,791)                                                             238,630,437
       Equity-Income Portfolio--50,117,795 shares (cost $763,489,488)              891,094,394
       Strategic Bond Portfolio--25,678,995 shares (cost $302,571,752)             300,957,827
       International Growth and Income Portfolio--17,023,984 shares
         (cost $188,871,120)                                                       192,711,494
       Growth Portfolio--10,975,313 shares (cost $187,150,428)                     224,993,924
       Small/Mid Cap Portfolio--17,539,949 shares (cost $272,381,577)              346,764,786
       International Small Cap Portfolio--6,868,968 shares (cost
         $98,967,859)                                                              104,957,831
       Pacific Rim Emerging Markets Portfolio--1,688,201 shares (cost
         $10,920,142)                                                               11,530,410
       Science & Technology Portfolio--7,007,642 shares (cost
         $107,208,623)                                                             136,789,175
       Emerging Small Company Trust Portfolio--2,289,074 shares (cost
         $52,526,543)                                                               54,525,739
       Pilgrim Baxter Growth Portfolio--4,510,511 shares (cost
         $54,865,363)                                                               58,817,062
       International Stock Portfolio--4,275,981 shares (cost
         $53,456,822)                                                               55,502,238
       Worldwide Growth Portfolio--2,249,703 shares (cost $32,559,587)              34,082,996
       Quantitative Equity Portfolio--2,680,476 shares (cost
         $60,144,014)                                                               67,601,598
       Value Trust  Portfolio--10,014,905 shares (cost $150,703,384)               140,809,560

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

                                December 31, 1998

ASSETS (CONTINUED)

   Investments at market value (continued):
     Sub-accounts held by Manufacturers Investment Trust (continued):
       Real Estate Securities Portfolio--2,593,566 shares (cost
         $45,937,873)                                                                38,306,963
       Balanced Portfolio--3,854,279 shares (cost $72,418,904)                       74,773,004
       High Yield Portfolio--9,662,687 shares (cost $132,336,671)                   124,841,912
       Capital Growth Bond Portfolio--902,029 shares (cost $10,637,950)              10,905,528
       Lifestyle Aggressive 1000 Portfolio--4,396,045 shares (cost
         $58,684,265)                                                                58,863,042
       Lifestyle Growth 820 Portfolio--21,338,547 shares (cost
         $290,633,031)                                                              294,045,173
       Lifestyle Balanced 640 Portfolio--22,715,975 shares (cost
         $304,652,511)                                                              306,438,509
       Lifestyle Moderate 460 Portfolio--8,322,504 shares (cost
         $111,615,746)                                                              115,766,034
       Lifestyle Conservative 280 Portfolio--4,887,132 shares (cost
         $63,505,234)                                                                66,122,902
       Small Company Value Portfolio--5,725,189 shares (cost
         $67,847,667)                                                                65,095,402
     Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Portfolio--230,973 shares (cost $3,304,521)                  3,383,761
       Developing Capital Markets Focus Portfolio--37,559 shares (cost
         $277,352)                                                                      241,128
       Special Value Focus Portfolio--63,893 shares (cost $1,329,010)                 1,274,025
                                                                                ---------------

Total assets                                                                    $11,149,032,211
                                                                                ===============

CONTRACT OWNERS' EQUITY

Variable annuity contracts                                                      $11,134,609,842
Annuity reserves                                                                     14,422,369
                                                                                ---------------
Total contract owners' equity                                                   $11,149,032,211
                                                                                ===============

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                             Contract Owners' Equity

                                                                              SUB-ACCOUNT
                                  ----------------------------------------------------------------------------------------------
                                                 EQUITY                  INVESTMENT QUALITY BOND           GROWTH AND INCOME
                                   -------------------------------------------------------------------------------------------------
                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                         1998              1997            1998           1997            1998            1997
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $   262,896,468  $   239,269,167  $   9,380,173  $   9,576,201  $   104,185,784  $    73,308,031

Expenses:
    Mortality and expense risk
       and administrative charges       19,254,747       18,590,890      2,619,222      2,055,365       24,518,612       17,452,904
                                   -------------------------------------------------------------------------------------------------
Net investment income (loss)           243,641,721      220,678,277      6,760,951      7,520,836       79,667,172       55,855,127

Net realized gain (loss)                31,286,927       71,678,786      3,524,700      1,351,339      120,361,648       58,828,368
Unrealized appreciation
    (depreciation) during the
    period                            (174,185,950)     (85,271,449)     2,142,373      2,582,281      182,367,957      202,291,723
                                   -------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                         100,742,698      207,085,614     12,428,024     11,454,456      382,396,777      316,975,218

Changes from principal
    transactions:
       Purchase payments                94,757,279      118,050,368     34,025,800     22,380,599      248,202,994      195,949,225
       Transfers between sub-
           accounts and the
           Company                     (73,281,664)    (119,918,534)    27,481,604     (4,673,249)     109,065,836       74,410,407
       Withdrawals                    (127,824,175)     (90,755,116)   (18,664,400)   (14,678,287)    (142,936,147)     (86,137,166)
       Annual contract fee                (627,094)        (659,929)       (56,911)       (56,865)        (612,633)        (502,835)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            (106,975,654)     (93,283,212)    42,786,093      2,972,198      213,720,050      183,719,631
                                   ------------------------------------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity             (6,232,956)     113,802,403     55,214,117     14,426,654      596,116,827      500,694,849
Contract owners' equity at
    beginning of period              1,372,829,825    1,259,027,422    159,788,447    145,361,793    1,462,569,154      961,874,305
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 1,366,596,869  $ 1,372,829,825  $ 215,002,564  $ 159,788,447  $ 2,058,685,981  $ 1,462,569,154
                                   ================================================================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                              SUB-ACCOUNT
                                      ---------------------------------------------------------------------------------------------
                                            BLUE CHIP GROWTH                  MONEY MARKET                     GLOBAL EQUITY
                                      ---------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                            1998            1997            1998            1997            1998            1997
                                      ---------------------------------------------------------------------------------------------
Income:
   Dividends                          $  13,929,066   $  71,469,602   $  21,461,471   $  17,013,261   $  59,603,230   $  68,544,055
Expenses:
    Mortality and expense risk
       and administrative charges        10,658,625       7,222,500       6,194,641       4,845,927      12,014,172      10,725,251
                                      ---------------------------------------------------------------------------------------------
Net investment income (loss)              3,270,441      64,247,102      15,266,830      12,167,334      47,589,058      57,818,804

Net realized gain (loss)                 61,124,930      32,146,244         192,043         (42,506)     27,283,864      23,088,990
Unrealized appreciation
    (depreciation) during the
    period                              123,565,136      13,739,445                                       6,192,769      49,786,950
                                      ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                          187,960,507     110,132,791      15,458,873      12,124,828      81,065,691     130,694,744

Changes from principal transactions:
       Purchase payments                142,511,048     103,821,671     280,358,533     275,133,419      61,937,777      66,651,712
       Transfers between sub-
           accounts and the
           Company                       70,636,247      52,434,431     (41,216,927)   (165,452,428)    (27,166,058)    (18,665,979)
       Withdrawals                      (50,972,213)    (30,741,388)   (115,055,612)    (90,042,016)    (71,777,066)    (55,723,933)
       Annual contract fee                 (266,440)       (209,155)       (111,391)       (103,157)       (372,022)       (383,153)
                                      ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions              161,908,642     125,305,559     123,974,603      19,535,818     (37,377,369)     (8,121,353)
                                      ---------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity             349,869,149     235,438,350     139,433,476      31,660,646      43,688,322     122,573,391
Contract owners' equity at
    beginning of period                 632,699,851     397,261,501     327,075,159     295,414,513     807,602,178     685,028,787
                                      ---------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $ 982,569,000   $ 632,699,851   $ 466,508,635   $ 327,075,159   $ 851,290,500   $ 807,602,178
                                      =============================================================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                           SUB-ACCOUNT
                                   ---------------------------------------------------------------------------------------------
                                       GLOBAL GOVERNMENT BOND        U.S. GOVERNMENT SECURITIES    CONSERVATIVE ASSET ALLOCATION
                                   ---------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                        1998            1997            1998            1997            1998            1997
                                   ---------------------------------------------------------------------------------------------
Income:

   Dividends                       $  18,973,842   $  19,326,548   $   9,103,890   $  11,671,420   $  17,570,424   $  17,400,745

Expenses:

    Mortality and expense risk
       and administrative charges      2,750,057       3,118,976       2,945,305       2,556,850       2,625,650       2,741,328
                                   ---------------------------------------------------------------------------------------------
Net investment income (loss)          16,223,785      16,207,572       6,158,585       9,114,570      14,944,774      14,659,417

Net realized gain (loss)                 898,854         439,716       4,428,098        (527,162)      3,497,458       3,400,777
Unrealized appreciation
    (depreciation) during the
    period                            (5,780,204)    (14,053,773)      1,035,564       3,410,682      (1,878,860)         31,815
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        11,342,435       2,593,515      11,622,247      11,998,090      16,563,372      18,092,009

Changes from principal
    transactions:

       Purchase payments               9,584,824      14,851,627      40,913,770      35,382,893       7,937,011       8,346,286
       Transfers between sub-
           accounts and the
           Company                   (21,994,571)    (31,446,736)     19,072,298     (25,230,072)     (6,943,504)     (3,474,315)
       Withdrawals                   (18,770,928)    (19,532,235)    (23,285,802)    (20,453,897)    (26,555,234)    (28,533,376)
       Annual contract fee               (77,219)        (97,030)        (66,701)        (70,092)        (92,857)       (108,689)
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions           (31,257,894)    (36,224,374)     36,633,565     (10,371,168)    (25,654,584)    (23,770,094)
                                   ---------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (19,915,459)    (33,630,859)     48,255,812       1,626,922      (9,091,212)     (5,678,085)
Contract owners' equity at
    beginning of period              206,425,547     240,056,406     188,934,270     187,307,348     194,675,088     200,353,173
                                   ---------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 186,510,088   $ 206,425,547   $ 237,190,082   $ 188,934,270   $ 185,583,876   $ 194,675,088
                                   =============================================================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                            SUB-ACCOUNT
                                   ---------------------------------------------------------------------------------------------
                                     MODERATE ASSET ALLOCATION       AGGRESSIVE ASSET ALLOCATION          EQUITY INCOME
                                   ---------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                        1998            1997            1998            1997            1998            1997
                                   ---------------------------------------------------------------------------------------------
Income:

   Dividends                       $  64,146,035   $  58,267,634   $  26,290,872   $  20,896,965   $  50,288,949   $  78,618,574

Expenses:

    Mortality and expense risk
       and administrative charges      8,092,103       8,189,303       3,191,540       3,066,563      12,044,210       9,490,476
                                   ---------------------------------------------------------------------------------------------
Net investment income (loss)          56,053,932      50,078,331      23,099,332      17,830,402      38,244,739      69,128,098

Net realized gain (loss)              14,458,530      20,924,486       9,700,147       8,142,652      45,466,323      27,303,367
Unrealized appreciation
    (depreciation) during the
    period                             2,472,822       6,583,533       3,631,032       8,717,054     (23,107,903)     66,190,180
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        72,985,284      77,586,350      36,430,511      34,690,108      60,603,159     162,621,645

Changes from principal
    transactions:

       Purchase payments              18,958,426      21,885,718      10,964,443      12,256,277     103,523,597     104,660,103
       Transfers between sub-
           accounts and the
           Company                   (17,040,289)    (54,800,932)     (5,795,331)    (15,819,095)    (18,384,431)     45,522,432
       Withdrawals                   (71,094,567)    (67,053,011)    (24,226,715)    (21,820,832)    (60,748,536)    (39,782,767)
       Annual contract fee              (329,687)       (376,642)       (156,682)       (174,213)       (292,490)       (264,381)
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions           (69,506,117)   (100,344,867)    (19,214,285)    (25,557,863)     24,098,140     110,135,387
                                   ---------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            3,479,167     (22,758,517)     17,216,226       9,132,245      84,701,299     272,757,032
Contract owners' equity at
    beginning of period              575,788,595     598,547,112     221,414,211     212,281,966     806,393,095     533,636,063
                                   ---------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 579,267,762   $ 575,788,595   $ 238,630,437   $ 221,414,211   $ 891,094,394   $ 806,393,095
                                   =============================================================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                   ---------------------------------------------------------------------------------------------
                                                                          INTERNATIONAL
                                          STRATEGIC BOND                 GROWTH AND INCOME                     GROWTH
                                   ---------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                        1998            1997            1998            1997            1998            1997
                                   ---------------------------------------------------------------------------------------------
Income:

   Dividends                       $  19,762,976   $  13,993,910   $  10,783,616   $  10,918,983   $   6,498,283   $       2,064

Expenses:

    Mortality and expense risk
       and administrative charges      4,220,177       3,393,458       2,772,206       2,671,634       2,460,324       1,315,949
                                   ---------------------------------------------------------------------------------------------
Net investment income (loss)          15,542,799      10,600,452       8,011,410       8,247,349       4,037,959      (1,313,885)

Net realized gain (loss)               5,827,370       6,548,108      (4,242,482)      6,276,433       7,868,700       3,969,308
Unrealized appreciation
    (depreciation) during the
    period                           (22,293,148)      4,322,181       6,890,254     (17,080,972)     23,267,491      13,523,093
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                          (922,979)     21,470,741      10,659,182      (2,557,190)     35,174,150      16,178,516

Changes from principal
    transactions:

       Purchase payments              59,587,164      61,132,738      22,213,738      34,462,322      46,724,068      42,821,722
       Transfers between sub-
           accounts and the
           Company                   (16,016,161)     16,015,847      (9,290,437)    (12,884,732)     20,642,796      22,684,133
       Withdrawals                   (21,651,946)    (15,800,829)    (13,365,800)    (10,478,961)     (9,558,754)     (3,950,420)
       Annual contract fee               (81,880)        (74,181)        (72,465)        (76,258)        (54,268)        (28,627)
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            21,837,177      61,273,575        (514,964)     11,022,371      57,753,842      61,526,808
                                   ---------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           20,914,198      82,744,316      10,144,218       8,465,181      92,927,992      77,705,324
Contract owners' equity at
    beginning of period              280,043,629     197,299,313     182,567,276     174,102,095     132,065,932      54,360,608
                                   ---------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 300,957,827   $ 280,043,629   $ 192,711,494   $ 182,567,276   $ 224,993,924   $ 132,065,932
                                   =============================================================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                      ---------------------------------------------------------------------------------------------
                                           SMALL/MID CAP                  INTERNATIONAL SMALL CAP      PACIFIC RIM EMERGING MARKETS
                                      ---------------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                            1998            1997            1998            1997           1998           1997
                                      ---------------------------------------------------------------------------------------------
Income:

   Dividends                                                          $     336,534   $      51,091                  $     24,903

Expenses:

    Mortality and expense risk
       and administrative charges     $   3,976,254   $   2,776,348       1,517,775       1,495,775   $    137,686         63,490
                                      -------------------------------------------------------------------------------------------
Net investment income (loss)             (3,976,254)     (2,776,348)     (1,181,241)     (1,444,684)      (137,686)       (38,587)

Net realized gain (loss)                 20,349,494       5,544,039       6,105,663       3,758,747     (2,090,591)    (1,283,209)
Unrealized appreciation
    (depreciation) during the
    period                               51,762,373      19,443,445       5,595,158      (3,090,673)     1,949,020     (1,338,752)
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                           68,135,613      22,211,136      10,519,580        (776,610)      (279,257)    (2,660,548)

Changes from principal transactions:

       Purchase payments                 46,950,104      53,732,677      11,129,043      25,874,645      3,553,787      5,401,201
       Transfers between sub-
           accounts and the
           Company                        8,700,217      10,377,888     (11,727,965)     (9,494,657)     1,253,352      4,903,144
       Withdrawals                      (17,277,732)     (9,275,089)     (6,285,382)     (5,113,149)      (497,351)      (139,755)
       Annual contract fee                 (102,955)        (79,115)        (42,473)        (41,050)        (3,324)          (839)
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions               38,269,634      54,756,361      (6,926,777)     11,225,789      4,306,464     10,163,751
                                      -------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity             106,405,247      76,967,497       3,592,803      10,449,179      4,027,207      7,503,203
Contract owners' equity at
    beginning of period                 240,359,539     163,392,042     101,365,028      90,915,849      7,503,203
                                      -------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $ 346,764,786   $ 240,359,539   $ 104,957,831   $ 101,365,028   $ 11,530,410   $  7,503,203
                                      ===========================================================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                      ----------------------------------------------------------------------------------------
                                                                         EMERGING SMALL COMPANY
                                         SCIENCE AND TECHNOLOGY                  TRUST                   PILGRIM BAXTER GROWTH
                                      ----------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                            1998           1997           1998           1997           1998           1997
                                      ----------------------------------------------------------------------------------------
Income:

   Dividends                                          $    873,736   $    606,644

Expenses:

    Mortality and expense risk
       and administrative charges     $   1,202,138        397,473        644,336   $    244,267   $    725,112   $    378,926
                                      ----------------------------------------------------------------------------------------
Net investment income (loss)             (1,202,138)       476,263        (37,692)      (244,267)      (725,112)      (378,926)

Net realized gain (loss)                  2,838,592        862,369       (840,697)     1,689,252        302,011         (4,272)
Unrealized appreciation
    (depreciation) during the
    period                               32,860,184     (3,279,632)       754,323      1,244,873      2,526,128      1,425,571
                                      ----------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                           34,496,638     (1,941,000)      (124,066)     2,689,858      2,103,027      1,042,373

Changes from principal transactions:
       Purchase payments                 34,212,705     28,700,891     16,370,893     16,793,570     12,805,688     24,174,018
       Transfers between sub-
           accounts and the
           Company                       16,789,653     29,505,144        532,221     21,563,046        514,103     21,686,668
       Withdrawals                       (4,130,388)      (811,869)    (2,520,170)      (763,760)    (2,807,192)      (678,547)
       Annual contract fee                  (26,696)        (5,903)       (12,785)        (3,068)       (17,850)        (5,226)
                                      ----------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions               46,845,274     57,388,263     14,370,159     37,589,788     10,494,749     45,176,913
                                      ----------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity              81,341,912     55,447,263     14,246,093     40,279,646     12,597,776     46,219,286
Contract owners' equity at
    beginning of period                  55,447,263              0     40,279,646              0     46,219,286              0
                                      ----------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $ 136,789,175   $ 55,447,263   $ 54,525,739   $ 40,279,646   $ 58,817,062   $ 46,219,286
                                      ========================================================================================


See accompanying notes.

Effective November 1, 1998, the Emerging Growth Sub-Account was renamed Emerging Small Company Trust through a vote of the Board of Directors.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                    --------------------------------------------------------------------------------------------
                                          INTERNATIONAL STOCK              WORLDWIDE GROWTH             QUANTITATIVE EQUITY
                                    --------------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                        1998              1997           1998           1997             1998           1997
                                    --------------------------------------------------------------------------------------------
Income:

   Dividends                        $    862,935    $    502,025    $    172,999    $    171,241    $  4,541,776

Expenses:

    Mortality and expense risk
       and administrative charges        674,016         273,695         395,448         135,977         640,582    $    137,434
                                    --------------------------------------------------------------------------------------------
Net investment income (loss)             188,919         228,330        (222,449)         35,264       3,901,194        (137,434)

Net realized gain (loss)               2,364,955         215,723         525,371         227,718         449,434         358,162
Unrealized appreciation
    (depreciation) during the
    period                             3,503,979      (1,458,563)      1,343,334         180,075       6,170,135       1,287,449
                                    --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                         6,057,853      (1,014,510)      1,646,256         443,057      10,520,763       1,508,177
Changes from principal
    transactions:

       Purchase payments              13,225,216      19,620,377      11,495,901      11,388,148      20,771,816      11,381,942
       Transfers between sub-
           accounts and the
           Company                     2,851,294      17,915,598       2,347,570       8,324,039      12,619,124      13,657,744
       Withdrawals                    (2,491,971)       (646,006)     (1,286,241)       (267,075)     (2,437,925)       (405,906)
       Annual contract fee               (13,680)         (1,933)         (7,427)         (1,232)        (11,798)         (2,339)
                                    --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            13,570,859      36,888,036      12,549,803      19,443,880      30,941,217      24,631,441
                                    --------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           19,628,712      35,873,526      14,196,059      19,886,937      41,461,980      26,139,618
Contract owners' equity at
    beginning of period               35,873,526                      19,886,937                      26,139,618
                                    --------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                       $ 55,502,238    $ 35,873,526    $ 34,082,996    $ 19,886,937    $ 67,601,598    $ 26,139,618
                                    ============================================================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                    ---------------------------------------------------------------------------------------------
                                             VALUE TRUST               REAL ESTATE SECURITIES                BALANCED
                                    ---------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                         1998            1997            1998            1997            1998            1997
                                    ---------------------------------------------------------------------------------------------
Income:

   Dividends                        $   4,638,914    $  2,689,347    $  4,863,628                    $  4,362,693

Expenses:

    Mortality and expense risk
       and administrative charges       1,782,489         486,817         550,805    $    228,065         638,257    $    150,866
                                    ---------------------------------------------------------------------------------------------
Net investment income (loss)            2,856,425       2,202,530       4,312,823        (228,065)      3,724,436        (150,866)

Net realized gain (loss)                1,138,053         541,216        (902,342)        295,630         247,184         256,879
Unrealized appreciation
    (depreciation) during the
    period                            (10,157,046)        263,222     (10,990,491)      3,359,581       1,131,212       1,222,888
                                    ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                         (6,162,568)      3,006,968      (7,580,010)      3,427,146       5,102,832       1,328,901

Changes from principal
    transactions:
       Purchase payments               49,908,355      48,382,252      11,906,485      13,091,725      26,732,376      15,888,339
       Transfers between sub-
           accounts and the
           Company                     14,640,406      37,456,120       2,566,730      18,128,028      22,894,698       5,629,987
       Withdrawals                     (5,344,005)     (1,043,743)     (2,469,360)       (749,394)     (2,463,299)       (330,644)
       Annual contract fee                (29,966)         (4,259)        (10,774)         (3,613)         (9,365)           (821)
                                    ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions             59,174,790      84,790,370      11,993,081      30,466,746      47,154,410      21,186,861
                                    ---------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            53,012,222      87,797,338       4,413,071      33,893,892      52,257,242      22,515,762
Contract owners' equity at
    beginning of period                87,797,338                      33,893,892                      22,515,762
                                    ---------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                       $ 140,809,560    $ 87,797,338    $ 38,306,963    $ 33,893,892    $ 74,773,004    $ 22,515,762
                                    =============================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                       ---------------------------------------------------------------------------------------------
                                                HIGH YIELD                 CAPITAL GROWTH BOND           LIFESTYLE AGGRESSIVE 1000
                                       ---------------------------------------------------------------------------------------------
                                           YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                            1998            1997            1998           1997            1998            1997
                                       ---------------------------------------------------------------------------------------------
Income:

   Dividends                           $   8,887,481    $  2,135,102    $    264,547                   $ 2,636,383     $    237,194

Expenses:
    Mortality and expense risk
       and administrative charges          1,432,205         331,892          95,375    $    23,398         723,027         269,924
                                       ---------------------------------------------------------------------------------------------
Net investment income (loss)               7,455,276       1,803,210         169,172        (23,398)      1,913,356         (32,730)

Net realized gain (loss)                     308,573         490,122         135,919         64,894         809,716         351,951
Unrealized appreciation
    (depreciation) during the
    period                                (7,507,180)         12,421         156,238        111,340      (1,147,651)      1,326,428
                                       ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                               256,669       2,305,753         461,329        152,836       1,575,421       1,645,649

Changes from principal transactions:
       Purchase payments                  57,459,954      34,480,584       3,886,790      2,378,537      21,969,123      27,666,649
       Transfers between sub-
           accounts and the
           Company                        15,683,299      21,582,628       3,612,080        677,347      (1,521,360)     11,510,544
       Withdrawals                        (5,903,448)     (1,003,593)       (227,645)       (34,729)     (3,165,862)       (788,594)
       Annual contract fee                   (17,792)         (2,142)           (891)          (126)        (25,491)         (3,037)
                                       ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                67,222,013      55,057,477       7,270,334      3,021,029      17,256,410      38,385,562
                                       ---------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity               67,478,682      57,363,230       7,731,663      3,173,865      18,831,831      40,031,211
Contract owners' equity at
    beginning of period                   57,363,230                       3,173,865                     40,031,211
                                       ---------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                          $ 124,841,912    $ 57,363,230    $ 10,905,528    $ 3,173,865    $ 58,863,042    $ 40,031,211
                                       ============================================================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                    ------------------------------------------------------------------------------------------------
                                          LIFESTYLE GROWTH 820              LIFESTYLE BALANCED 640            LIFESTYLE MODERATE 460
                                    ------------------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                        1998              1997             1998             1997             1998            1997
                                    ------------------------------------------------------------------------------------------------
Income:

   Dividends                        $ 14,111,619    $  1,919,754    $  13,670,797    $   2,096,508    $   3,839,085    $    683,968

Expenses:

    Mortality and expense risk
       and administrative charges      3,455,069       1,182,975        3,423,557          769,100        1,151,712         270,936
                                    -----------------------------------------------------------------------------------------------
Net investment income (loss)          10,656,550         736,779       10,247,240        1,127,408        2,673,373         413,032

Net realized gain (loss)               2,139,936         701,940        1,544,172          405,934          878,683         188,826
Unrealized appreciation
    (depreciation) during the
    period                            (2,785,080)      6,197,222       (3,124,500)       4,910,498        2,974,288       1,176,000
                                    -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        10,011,406       7,635,941        8,666,912        6,443,840        6,540,344       1,777,858

Changes from principal
    transactions:
       Purchase payments             110,072,582     124,787,100      136,038,997      109,585,494       54,357,743      34,707,149
       Transfers between sub-
           accounts and the
           Company                     5,245,489      49,397,612       14,223,902       47,685,861       14,002,683       8,719,380
       Withdrawals                   (10,385,720)     (2,638,434)     (12,460,337)      (3,689,366)      (3,921,846)       (402,607)
       Annual contract fee               (72,269)         (8,534)         (51,951)          (4,843)         (13,485)         (1,185)
                                    -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions           104,860,082     171,537,744      137,750,611      153,577,146       64,425,095      43,022,737
                                    -----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          114,871,488     179,173,685      146,417,523      160,020,986       70,965,439      44,800,595
Contract owners' equity at
    beginning of period              179,173,685                      160,020,986                        44,800,595
                                    -----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                       $294,045,173    $179,173,685    $ 306,438,509    $ 160,020,986    $ 115,766,034    $ 44,800,595
                                    ===============================================================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                       ----------------------------------------------------------------------------------------
                                        LIFESTYLE CONSERVATIVE 280       SMALL COMPANY VALUE (2)         BASIC VALUE FOCUS (3)
                                       ----------------------------------------------------------------------------------------
                                           YEAR ENDED DECEMBER 31,       PERIOD ENDED DECEMBER 31,     PERIOD ENDED DECEMBER 31,
                                            1998            1997           1998            1997           1998         1997
                                       ----------------------------------------------------------------------------------------
Income:

   Dividends                           $  1,713,067    $    259,709    $     19,377                    $    53,970

Expenses:

    Mortality and expense risk
       and administrative charges           556,830         100,989         606,307    $     35,127         21,001    $     324
                                       ----------------------------------------------------------------------------------------
Net investment income (loss)              1,156,237         158,720        (586,930)        (35,127)        32,969         (324)

Net realized gain (loss)                    271,648           1,381        (582,960)           (220)       (18,194)       4,325
Unrealized appreciation
    (depreciation) during the
    period                                2,119,282         498,386      (2,538,730)       (213,535)        80,592       (1,352)
                                       ----------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                            3,547,167         658,487      (3,708,620)       (248,882)        95,367        2,649

Changes from principal transactions:
       Purchase payments                 33,166,004      13,240,905      28,591,491       4,592,023      2,636,532      306,338
       Transfers between sub-
           accounts and the
           Company                       14,381,167       3,508,965      25,105,906      12,576,387        331,091       38,957
       Withdrawals                       (2,280,020)        (94,919)     (1,762,784)        (41,086)       (27,056)         (25)
       Annual contract fee                   (4,485)           (369)         (8,494)           (539)           (92)           0
                                       ----------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions               45,262,666      16,654,582      51,926,119      17,126,785      2,940,475      345,270
                                       ----------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity              48,809,833      17,313,069      48,217,499      16,877,903      3,035,842      347,919
Contract owners' equity at
    beginning of period                  17,313,069                      16,877,903                        347,919            0
                                       ----------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                          $ 66,122,902    $ 17,313,069    $ 65,095,402    $ 16,877,903    $ 3,383,761    $ 347,919
                                       ========================================================================================


(2) From commencement of operations October 1, 1997.

(3) From commencement of operations October 13, 1997.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                      -------------------------------------------------------------------------------------------
                                       DEVELOPING CAPITAL MARKETS
                                              FOCUS (3)              SPECIAL VALUE FOCUS (3)                 TOTAL
                                      -------------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31,    PERIOD ENDED DECEMBER 31,        PERIOD ENDED DECEMBER 31,
                                          1998        1997           1998            1997             1998             1997
                                      -------------------------------------------------------------------------------------------
Income:

   Dividends                          $     388               $        57,259                    $  760,515,175    $  721,921,738

Expenses:

    Mortality and expense risk
       and administrative charges         1,933   $      54            10,495   $           315      140,724,000      107,391,541
                                      -------------------------------------------------------------------------------------------
Net investment income (loss)             (1,545)        (54)           46,764              (315)     619,791,175      614,530,197

Net realized gain (loss)                 (7,758)     (9,818)          (77,295)             (891)     367,566,677      278,189,604
Unrealized appreciation
    (depreciation) during the
    period                              (46,006)      9,782           (50,244)           (4,741)     198,898,651      288,054,676
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                          (55,309)        (90)          (80,775)           (5,947)   1,186,256,503    1,180,774,477

Changes from principal transactions:
       Purchase payments                279,236      12,381         1,000,154           199,113    1,890,721,447    1,744,172,738
       Transfers between sub-
           accounts and the
           Company                      (12,556)     19,497           117,665            54,768      174,920,177       94,125,873
       Withdrawals                       (2,025)                      (10,841)              (36)    (886,646,495)    (624,402,560)
       Annual contract fee                   (6)                          (76)                        (3,754,865)      (3,355,380)
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions              264,649      31,878         1,106,902           253,845    1,175,240,264    1,210,540,671
                                      -------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity             209,340      31,788         1,026,127           247,898    2,361,496,767    2,391,315,148
Contract owners' equity at
    beginning of period                  31,788                       247,898                      8,787,535,444    6,396,220,296
                                      -------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $ 241,128   $  31,788   $     1,274,025   $       247,898  $11,149,032,211   $8,787,535,444
                                      ===========================================================================================


(3) From commencement of operations October 13, 1997.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 1998

1.  ORGANIZATION

The Manufacturers Life Insurance Company of North America Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of North America (the Company). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in thirty-five sub-accounts of Manufacturers Investment Trust (the Trust) and three subaccounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes seventeen contracts, distinguished principally by the level of expenses and surrender charges. These seventeen contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26 and 27 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26 and 27),
Venture Vantage Annuity (VTG20), Venture Vision Variable Annuity 5 and 25 (VIS 5 and 25) and Venture No-load Rollover Annuity (MRP). The Company is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (MWL) MWL holds all the outstanding shares of the Company and Wood Logan Associates, Inc. (Wood Logan). The Manufacturers Life Insurance Company (MLI) owns all Class A shares of MWL, representing 85% of the voting shares of MWL. Certain employees of Wood Logan own all Class B shares, which represent the remaining 15% voting interest in MWL.

On October 1, 1997, the new sub-account, Small Company Value, commenced operations.

On October 13, 1997, an agreement was entered into with Merrill Lynch Variable Series Funds, Inc. For contracts purchased through Merrill Lynch brokers, contract owners of the Account have an additional three portfolios available as investment options - Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


3.  AFFILIATED COMPANY TRANSACTIONS

Administrative services necessary for the operation of the Account are performed by the Company. The Company had an underwriting agreement with its wholly-owned subsidiary, NASL Financial Services, Inc. (NASL Financial). NASL Financial had an agreement with Wood Logan to promote the sale of annuity contracts. On October 1, 1997, NASL Financial ceased operations, and certain assets and liabilities of NASL Financial were contributed to form a new company, Manufacturers Securities Services LLC (MSS), for a 99.9% ownership interest by MNA. MSS has an Administrative Services Agreement with Wood Logan for marketing services for the sale of annuity contracts. Certain officers of the Account are officers and directors of the Company or the Trust.

4.  CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is generally deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

(ii)  Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27):
      deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (VEN 25, 26, 27): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


4.  CONTRACT CHARGES (CONTINUED)

(iv) Current Contract Series (VIS 5, 25): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(v) Current Contract Series (VTG20): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.15% of the contract value, respectively.

(vi) Current Contract Series (MRP): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and .85% of the contract value, respectively.

5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1998.

                                                         PURCHASES                  SALES
                                                     -------------------------------------------
Equity Portfolio                                     $  479,741,018            $  343,074,951
Investment Quality Bond Portfolio                       112,111,379                62,564,335
Growth and Income Portfolio                             562,336,214               268,948,992
Blue Chip Growth Portfolio                              364,638,988               199,459,905
Money Market Portfolio                                1,372,851,333             1,233,645,575
Global Equity Portfolio                                 183,884,265               173,672,576
Global Government Bond Portfolio                         40,927,644                55,961,753
U.S. Government Securities Portfolio                    153,578,415               110,786,265
Conservative Asset Allocation Portfolio                  40,324,640                51,034,450
Moderate Asset Allocation Portfolio                      92,266,453               105,718,638
Aggressive Asset Allocation Portfolio                    56,089,844                52,204,797
Equity-Income Portfolio                                 243,506,676               181,163,797
Strategic Bond Portfolio                                115,383,169                78,003,193
International Growth and Income Portfolio               294,292,701               286,796,255
Growth Portfolio                                         94,385,448                32,593,647
Small/Mid Cap Portfolio                                 133,780,502                99,487,122
International Small Cap Portfolio                       104,371,817               112,479,835
Pacific Rim Emerging Markets Portfolio                   39,179,942                35,011,164
Science & Technology Portfolio                           87,080,119                41,436,983

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)


                                                          PURCHASES                  SALES
                                                      ----------------------------------------
Emerging Small Company Trust Portfolio                $   52,882,325            $   38,549,858
Pilgram Baxter Growth Portfolio                           34,192,791                24,423,154
International Stock Portfolio                            170,444,695               156,684,917
Worldwide Growth Portfolio                                21,398,837                 9,071,483
Quantitative Equity Portfolio                             50,000,082                15,157,671
Value Trust Portfolio                                     84,850,110                22,818,895
Real Estate Securities Portfolio                          29,299,997                12,994,093
Balanced Portfolio                                        56,734,376                 5,855,530
High Yield Portfolio                                     120,155,384                45,478,095
Capital Growth Bond Portfolio                             10,757,183                 3,317,677
Lifestyle Aggressive 1000 Portfolio                       36,826,575                17,661,271
Lifestyle Growth 820 Portfolio                           150,738,678                35,244,725
Lifestyle Balanced 640 Portfolio                         189,754,832                41,795,908
Lifestyle Moderate 460 Portfolio                          80,883,176                13,784,335
Lifestyle Conservative 280 Portfolio                      54,072,066                 7,662,329
Small Company Value Portfolio                             66,199,280                14,860,091
Basic Value Focus Portfolio                                3,172,085                   198,641
Developing Capital Markets Focus Portfolio                   293,027                    29,923
Special Value Focus Portfolio                              1,451,744                   298,078
                                                      ----------------------------------------

Total                                                 $5,784,837,810            $3,989,930,907
                                                      ========================================

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  UNIT VALUES

A summary of the accumulation unit values at December 31, 1998 and 1997 and the accumulation units and dollar value outstanding at December 31, 1998 are as follows:

                                                    1997                                           1998
                                                ------------            --------------------------------------------------------
                                                     UNIT                  UNIT
                                                    VALUE                  VALUE                    UNITS             DOLLARS
                                                ------------            --------------------------------------------------------
Equity Sub-Account:
   VEN 1 Contracts                              $ 47.690851             $ 51.507214                 14,155        $      729,084
   VEN 3,7,8,17,18,20,21,22,23 Contracts          29.002593               31.289551             40,111,249         1,255,062,966
   VIS 5 and 25 Contracts                         21.347335               22.973151              3,859,705            88,669,575
   VTG20 Contracts                                12.479231               13.443090              1,557,309            20,935,046
   MRP Contracts                                                          12.103394                  4,815                58,276
                                                                                                --------------------------------
                                                                                                45,547,233         1,365,454,947

Investment Quality Bond Sub-Account:
   VEN 1 Contracts                                21.192677               22.746879                  7,009               159,438
   VEN 3,7,8,17,18,20,21,22,23 Contracts          18.336912               19.660365              9,246,667           181,792,848
   VIS 5 and 25 Contracts                         12.435620               13.299876              1,647,839            21,916,061
   VTG20 Contracts                                12.932971               13.845626                795,133            11,009,112
   MRP Contracts                                                          13.269922                     87                 1,161
                                                                                                --------------------------------
                                                                                                11,696,735           214,878,620

Growth and Income Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23 Contracts          26.431239               32.976967             54,748,109         1,805,426,595
   VIS 5 and 25 Contracts                         20.936844               26.056725              6,665,098           173,670,629
   VTG20 Contracts                                12.692204               15.811724              4,876,965            77,113,229
   MRP Contracts                                                          13.924321                  6,874                95,720
                                                                                                --------------------------------
                                                                                                66,297,046         2,056,306,173

Blue Chip Growth Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23 Contracts          17.134232               21.710674             38,326,272           832,089,198
   VIS 5 and 25 Contracts                         17.859518               22.573222              4,405,818            99,453,501
   VTG20 Contracts                                12.831858               16.234822              3,048,540            49,492,507
   MRP Contracts                                                          14.123586                  8,341               117,810
                                                                                                --------------------------------
                                                                                                45,788,971           981,153,016

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)


                                                    1997                                           1998
                                                ------------            --------------------------------------------------------
                                                     UNIT                  UNIT
                                                    VALUE                  VALUE                    UNITS             DOLLARS
                                                ------------            --------------------------------------------------------
Money Market Sub-Account:
   VEN 1 Contracts                              $      16.660935        $      17.283692             4,497       $     77,731
   VEN 3,7,8,17,18,20,21,22,23 Contracts               15.241915               15.794513        23,796,095        375,847,731
   VIS 5 and 25 Contracts                              11.427217               11.811952         5,223,565         61,700,494
   VTG20 Contracts                                     12.682927               13.123053         1,949,743         25,586,586
   MRP Contracts                                                               12.872909             4,306             55,435
                                                                                                -----------------------------
                                                                                                30,978,206        463,267,977

Global Equity Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23 Contracts               21.770913               24.098970        31,875,269        768,161,151
   VIS 5 and 25 Contracts                              16.941296               18.706100         3,552,566         66,454,653
   VTG20 Contracts                                     12.616506               13.944724         1,124,989         15,687,657
   MRP Contracts                                                               12.195410               673              8,205
                                                                                                -----------------------------
                                                                                                36,553,497        850,311,666

Global Government Bond Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23 Contracts               20.104158               21.333144         7,899,403        168,519,101
   VIS 5 and 25 Contracts                              13.995892               14.814388         1,028,813         15,241,241
   VTG20 Contracts                                     12.850434               13.615563           184,399          2,510,690
                                                                                                -----------------------------
                                                                                                 9,112,615        186,271,032

U.S. Government Securities Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts               17.535478               18.587049        11,047,912        205,348,087
   VIS 5 and 25 Contracts                              12.294922               12.999698         1,851,052         24,063,117
   VTG20 Contracts                                     12.898929               13.651980           558,901          7,630,109
   MRP Contracts                                                               13.159699             4,841             63,700
                                                                                                -----------------------------
                                                                                                13,462,706        237,105,013

Conservative Asset Allocation Sub Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts               16.607511               18.125951         9,403,847        170,453,670
   VIS 5 and 25 Contracts                              13.469181               14.663990           865,840         12,696,676
   VTG20 Contracts                                     12.768031               13.914540           162,215          2,257,143
   MRP Contracts                                                               13.161158               140              1,839
                                                                                                -----------------------------
                                                                                                10,432,042        185,409,328

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                    1997                                           1998
                                                ------------            --------------------------------------------------------
                                                     UNIT                  UNIT
                                                    VALUE                  VALUE                    UNITS             DOLLARS
                                                ------------            --------------------------------------------------------
Moderate Asset Allocation Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts        $      18.276161        $      20.742457        26,356,304       $546,694,510
   VIS 5 and 25 Contracts                              14.861563               16.824988         1,669,568         28,090,467
   VTG20 Contracts                                     12.705736               14.398732           277,339          3,993,324
   MRP Contracts                                                               13.179250             1,855             24,446
                                                                                                -----------------------------
                                                                                                28,305,066        578,802,747

Aggressive Asset Allocation Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts               19.614359               23.040505         9,781,994        225,382,077
   VIS 5 and 25 Contracts                              16.200363               18.982681           537,933         10,211,404
   VTG20 Contracts                                     12.605559               14.785253           191,997          2,838,722
   MRP Contracts                                                               13.271688               310              4,111
                                                                                                -----------------------------
                                                                                                10,512,234        238,436,314

Equity-Income Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts               20.479412               22.054902        35,047,678        772,973,098
   VIS 5 and 25 Contracts                              19.357272               20.794388         4,185,547         87,035,890
   VTG20 Contracts                                     13.251413               14.249466         2,050,162         29,213,719
   MRP Contracts                                                               12.464044            27,051            337,171
                                                                                                -----------------------------
                                                                                                41,310,438        889,559,878

Strategic Bond Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts               14.500997               14.486687        17,404,030        252,126,736
   VIS 5 and 25 Contracts                              14.293477               14.243718         2,251,815         32,074,224
   VTG20 Contracts                                     12.793187               12.761400         1,279,416         16,327,133
   MRP Contracts                                                               12.280627               148              1,815
                                                                                                -----------------------------
                                                                                                20,935,409        300,529,908

International Growth and Income Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts               11.545714               12.290162        13,756,310        169,067,280
   VIS 5 and 25 Contracts                              11.460078               12.168562         1,449,574         17,639,234
   VTG20 Contracts                                     11.688584               12.423604           463,081          5,753,129
   MRP Contracts                                                               11.720466               331              3,874
                                                                                                -----------------------------
                                                                                                15,669,296        192,463,517

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                    1997                                           1998
                                                ------------            --------------------------------------------------------
                                                     UNIT                  UNIT
                                                    VALUE                  VALUE                    UNITS             DOLLARS
                                                ------------            --------------------------------------------------------
Growth Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts        $ 16.968111             $  20.739989             9,102,251       $188,780,577
   VIS 5 and 25 Contracts                         16.906185                20.612746             1,026,177         21,152,324
   VTG20 Contracts                                12.257373                14.959659               995,527         14,892,751
   MRP Contracts                                                           13.655376                   521              7,117
                                                                                                -----------------------------
                                                                                                11,124,476        224,832,769

Small Mid-Cap Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts          15.020670                19.002856            15,666,416        297,706,642
   VIS 5 and 25 Contracts                         14.952186                18.869029             1,713,492         32,331,921
   VTG20 Contracts                                12.153015                15.351927             1,055,512         16,204,136
   MRP Contracts                                                           13.903872                 3,648             50,724
                                                                                                -----------------------------
                                                                                                18,439,068        346,293,423

International Small-Cap Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts          13.410016                14.792077             6,216,716         91,958,149
   VIS 5 and 25 Contracts                         13.348864                14.687879               604,725          8,882,126
   VTG20 Contracts                                11.841960                13.042850               306,705          4,000,303
   MRP Contracts                                                           12.202690                   335              4,084
                                                                                                -----------------------------
                                                                                                 7,128,481        104,844,662

Pacific Rim Emerging Markets Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts           8.180904                 7.695249             1,213,457          9,337,856
   VIS 5 and 25 Contracts                          8.160547                 7.656925               187,393          1,434,856
   VTG20 Contracts                                 7.956465                 7.472906               100,760            752,969
                                                                                                -----------------------------
                                                                                                 1,501,610         11,525,681

Science & Technology Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts          13.647195                19.287390             5,502,072        106,120,604
   VIS 5 and 25 Contracts                         13.613317                19.191525               888,003         17,042,132
   VTG20 Contracts                                10.983380                15.499402               867,806         13,450,481
   MRP Contracts                                                           15.503436                 4,016             62,256
                                                                                                -----------------------------
                                                                                                 7,261,897        136,675,473

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                    1997                                           1998
                                                ------------            --------------------------------------------------------
                                                     UNIT                  UNIT
                                                    VALUE                  VALUE                    UNITS             DOLLARS
                                                ------------            --------------------------------------------------------
Emerging Small Company Trust Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts        $ 14.574077             $ 14.381705             2,969,177        $42,701,829
   VIS 5 and 25 Contracts                         14.537900               14.310172               413,474          5,916,882
   VTG20 Contracts                                13.088401               12.896270               447,688          5,773,507
   MRP Contracts                                                          11.312902                 6,458             73,062
                                                                                                ----------------------------
                                                                                                3,836,797         54,465,280

Pilgrim Baxter Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts          12.327066               12.680777             3,725,002         47,235,921
   VIS 5 and 25 Contracts                         12.296448               12.617679               614,146          7,749,096
   VTG20 Contracts                                11.595531               11.910371               318,767          3,796,638
   MRP Contracts                                                          12.027610                   216              2,598
                                                                                                ----------------------------
                                                                                                4,658,131         58,784,253

International Stock Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts          12.652231               14.337171             2,959,452         42,430,166
   VIS 5 and 25 Contracts                         12.620816               14.265882               594,123          8,475,684
   VTG20 Contracts                                11.346605               12.838403               357,482          4,589,492
                                                                                                ----------------------------
                                                                                                3,911,057         55,495,342

Worldwide Growth Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts          13.965674               14.936768             1,600,451         23,905,561
   VIS 5 and 25 Contracts                         13.931008               14.862507               453,662          6,742,552
   VTG20 Contracts                                12.232350               13.063326               256,317          3,348,357
   MRP Contracts                                                          12.283121                 4,072             50,016
                                                                                                ----------------------------
                                                                                                2,314,502         34,046,486

Quantitative Equity Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts          16.107191               20.068624             2,593,685         52,051,683
   VIS 5 and 25 Contracts                         16.067235               19.968902               548,348         10,949,898
   VTG20 Contracts                                12.572103               15.640646               291,664          4,561,810
   MRP Contracts                                                          14.006399                 2,087             29,237
                                                                                                ----------------------------
                                                                                                3,435,784         67,592,628

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                    1997                                           1998
                                                ------------            --------------------------------------------------------
                                                     UNIT                  UNIT
                                                    VALUE                  VALUE                    UNITS             DOLLARS
                                                ------------            --------------------------------------------------------
Value Trust Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts        $      15.057118        $      14.591878        7,174,748        $104,693,044
   VIS 5 and 25 Contracts                              15.019763               14.519332        1,435,554          20,843,278
   VTG20 Contracts                                     12.435876               12.033566        1,262,761          15,195,517
   MRP Contracts                                                               11.207507              406               4,550
                                                                                                -----------------------------
                                                                                                9,873,469         140,736,389

Real Estate Securities Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts               14.949140               12.317190        2,390,788          29,447,794
   VIS 5 and 25 Contracts                              14.912035               12.255908          485,218           5,946,786
   VTG20 Contracts                                     13.563334               11.158599          255,678           2,853,005
   MRP Contracts                                                               10.417728            1,081              11,263
                                                                                                -----------------------------
                                                                                                3,132,765          38,258,848

Balanced Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts               14.609853               16.459454        3,129,307          51,506,681
   VIS 5 and 25 Contracts                              14.573591               16.377624          789,475          12,929,731
   VTG20 Contracts                                     12.798613               14.397307          705,999          10,164,482
   MRP Contracts                                                               13.203432              914              12,070
                                                                                                -----------------------------
                                                                                                4,625,695          74,612,964

High Yield Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts               13.890491               14.078376        5,797,619          81,621,061
   VIS 5 and 25 Contracts                              13.856003               14.008370        1,976,302          27,684,776
   VTG20 Contracts                                     12.864277               13.018749        1,187,038          15,453,749
   MRP Contracts                                                               12.279967            2,098              25,764
                                                                                                -----------------------------
                                                                                                8,963,057         124,785,350

Capital Growth Bond Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts               13.475788               14.344530          515,451           7,393,903
   VIS 5 and 25 Contracts                              13.442339               14.273209          107,315           1,531,727
   VTG20 Contracts                                     12.877605               13.687241          133,750           1,830,668
   MRP Contracts                                                               13.268578              531               7,043
                                                                                                -----------------------------
                                                                                                  757,047          10,763,341

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                    1997                                           1998
                                                ------------            --------------------------------------------------------
                                                     UNIT                  UNIT
                                                    VALUE                  VALUE                    UNITS             DOLLARS
                                                ------------            --------------------------------------------------------
Lifestyle Aggressive 1000 Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts        $      13.669625        $      14.134419         3,525,951       $ 49,837,264
   VIS 5 and 25 Contracts                              13.635694               14.064128           311,375          4,379,212
   VTG20 Contracts                                     12.184094               12.579492           369,032          4,642,237
   MRP Contracts                                                               11.895710               364              4,329
                                                                                                -----------------------------
                                                                                                 4,206,722         58,863,042

Lifestyle Growth 820 Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts               14.033299               14.696667        14,981,514        220,178,320
   VIS 5 and 25 Contracts                              13.998474               14.623605         2,386,030         34,892,353
   VTG20 Contracts                                     12.418021               12.985550         2,996,409         38,910,020
   MRP Contracts                                                               12.159849             5,303             64,480
                                                                                                -----------------------------
                                                                                                20,369,256        294,045,173

Lifestyle Balanced 640 Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts               14.066417               14.664362        14,555,034        213,440,283
   VIS 5 and 25 Contracts                              14.031517               14.591457         2,829,572         41,287,584
   VTG20 Contracts                                     12.545543               13.059244         3,939,118         51,441,898
   MRP Contracts                                                               12.282889             6,978             85,710
                                                                                                -----------------------------
                                                                                                21,330,702        306,255,475

Lifestyle Moderate 460 Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts               14.016704               15.171965         4,959,220         75,241,109
   VIS 5 and 25 Contracts                              13.981923               15.096548         1,502,576         22,683,707
   VTG20 Contracts                                     12.686656               13.711730         1,295,672         17,765,903
   MRP Contracts                                                               12.868825             5,853             75,315
                                                                                                -----------------------------
                                                                                                 7,763,321        115,766,034

Lifestyle Conservative 280 Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts               13.825120               15.025549         2,783,974         41,830,743
   VIS 5 and 25 Contracts                              13.790807               14.950846           840,562         12,567,117
   VTG20 Contracts                                     12.839861               13.933826           839,362         11,695,521
   MRP Contracts                                                               13.175636             2,241             29,521
                                                                                                -----------------------------
                                                                                                 4,466,139         66,122,902

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  UNIT VALUES (CONTINUED)

                                                    1997                                           1998
                                                ------------            --------------------------------------------------------
                                                     UNIT                  UNIT
                                                    VALUE                  VALUE                    UNITS             DOLLARS
                                                ------------            --------------------------------------------------------
Small Company Value Sub-Account
   VEN 3,7,8,17,18,20,21,22,23 Contracts        $      11.898363        $      11.178700        4,268,318        $47,714,247
   VIS 5 and 25 Contracts                              11.890948               11.143828          889,556          9,913,057
   VTG20 Contracts                                     11.893914               11.157770          660,345          7,367,977
                                                                                                ----------------------------
                                                                                                5,818,219         64,995,281

Basic Value Focus Sub-Account
   VEN 25 Contracts                                    15.792005               17.018200           92,741          1,578,283
   VEN 26 Contracts                                    15.792005               17.018200           74,372          1,265,677
   VEN 27 Contracts                                    15.792005               17.018200           10,623            180,789
   Venture/Vantage                                                             12.027400           29,849            359,008
                                                                                                ----------------------------
                                                                                                  207,585          3,383,757

Developing Capital Market Focus  Sub-Account
   VEN 25 Contracts                                     9.191866                6.389100           29,568            188,914
   VEN 26 Contracts                                     9.191866                6.389100            4,390             28,049
   Venture/Vantage                                                              9.694900            2,493             24,165
                                                                                                ----------------------------
                                                                                                   36,451            241,128

Special Value Focus Sub-Account
   VEN 25 Contracts                                    27.655848               25.494200           23,981            611,377
   VEN 26 Contracts                                    27.655848               25.494200           14,178            361,459
   VEN 27 Contracts                                    27.655848               25.494200              111              2,836
   Venture/Vantage                                                             10.568700           28,230            298,353
                                                                                                ----------------------------
                                                                                                   66,500          1,274,025
                                                                                                ----------------------------

                                                                                 TOTAL                       $11,134,609,842
                                                                                                             ===============

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


7.  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

8.  YEAR 2000 ISSUES (UNAUDITED)

The Year 2000 risk is the result of computer programs being written using two digits, rather than four, to define the applicable year. Any of the Company's Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. The effects of the Year 2000 risk may be experienced before, on, or after January 1, 2000 and, if not addressed, could result in systems failures or miscalculations causing disruptions of normal business operations. It is not possible to be certain that the Company's Year 2000 program will fully resolve all aspects of the Year 2000 risk, including those related to third parties.

                              AUDITED CONSOLIDATED
                              FINANCIAL STATEMENTS

                              THE MANUFACTURERS LIFE INSURANCE
                              COMPANY OF NORTH AMERICA

                              Years ended December 31, 1998, 1997 and 1996

            The Manufacturers Life Insurance Company of North America

                              Audited Consolidated
                              Financial Statements

                  Years ended December 31, 1998, 1997 and 1996

                                    CONTENTS

Report of Independent Auditors............................................1

Audited Consolidated Financial Statements

Consolidated Balance Sheets...............................................2
Consolidated Statements of Income.........................................3
Consolidated Statements of Changes in Shareholder's Equity................4
Consolidated Statements of Cash Flows.....................................5
Notes to Consolidated Financial Statements................................6

                         Report of Independent Auditors

The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of North America

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company and hereinafter referred to as the Company) as of December 31, 1998 and 1997, and the related statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company of North America at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.



                                                /s/ ERNST & YOUNG LLP


Boston, Massachusetts
February 22, 1999

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
CONSOLIDATED BALANCE SHEETS


As at December 31
ASSETS  ($ thousands)                                                              1998                   1997
                                                                              -------------           ------------

INVESTMENTS
Fixed maturity securities  available-for-sale, at fair value (note 3)         $     157,743           $    143,307
(amortized cost:  1998 $152,969; 1997 $140,573)
Short-term investments                                                               34,074                 14,992
Policy loans                                                                          5,175                  3,276
                                                                              -------------           ------------
TOTAL INVESTMENTS                                                             $     196,992           $    161,575
                                                                              -------------           ------------

Cash and cash equivalents                                                     $      10,320           $      7,339
Accrued investment income                                                             3,132                  2,641
Deferred acquisition costs (note 4)                                                 449,332                364,983
Receivable from affiliates                                                                -                  4,605
Other assets                                                                          6,360                  9,626
Due from reinsurers                                                                 641,858                553,834
Separate account assets                                                          12,188,420              9,529,160
                                                                              -------------           ------------
TOTAL ASSETS                                                                  $  13,496,414           $ 10,633,763
                                                                              =============           =============

LIABILITIES AND SHAREHOLDER'S EQUITY ($ thousands)
LIABILITIES:
Policyholder liabilities and accruals                                         $     102,252           $     92,750
Payable to affiliates                                                                 4,644                      -
Notes payable to affiliates (note 9)                                                241,419                183,955
Deferred income taxes (note 5)                                                       23,777                 16,428
Other liabilities                                                                    25,980                 27,862
Due to reinsurers                                                                   655,892                574,882
Separate account liabilities                                                     12,188,420              9,529,160
                                                                              -------------           ------------
TOTAL LIABILITIES                                                             $  13,242,384           $ 10,425,037
                                                                              -------------           ------------

SHAREHOLDER'S EQUITY:
Common stock (note 7)                                                         $       2,600           $      2,600
Additional paid-in capital                                                          179,053                179,053
Retained earnings                                                                    70,293                 25,873
Accumulated other comprehensive income                                                2,084                  1,200
                                                                              -------------           ------------
TOTAL SHAREHOLDER'S EQUITY                                                    $     254,030           $    208,726
                                                                              -------------           ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                    $  13,496,414           $ 10,633,763
                                                                              =============           =============

See accompanying notes.

             MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                       CONSOLIDATED STATEMENTS OF INCOME

                        FOR THE YEARS ENDED DECEMBER 31
                                 ($ thousands)

                                                                    1998          1997          1996
                                                                 -----------    ----------    ----------
REVENUES:
     Fees from separate accounts and policyholder funds          $   166,498    $  126,636    $   95,323
     Advisory fees and other distribution revenues                    94,821        67,678        46,233
     Net investment income (note 3)                                   12,178         7,906         5,452
     Net realized investment gains (note 3)                              719           531           764
                                                                 -----------    ----------    ----------
TOTAL REVENUE                                                    $   274,216    $  202,751    $  147,772
                                                                 -----------    ----------    ----------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                            $     4,885    $    4,986    $    4,242
     Amortization of deferred acquisition costs (note 4)              53,499        40,649        30,830
     Other insurance expenses (note 10)                              135,624       100,385        71,255
     Financing costs                                                  12,497        14,268        15,821
                                                                 -----------    ----------    ----------
TOTAL BENEFITS AND EXPENSES                                      $   206,505    $  160,288    $  122,148
                                                                 -----------    ----------    ----------
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES
                                                                 $    67,711    $   42,463    $   25,624
                                                                 -----------    ----------    ----------
INCOME TAX EXPENSE (NOTE 5)                                      $    23,873    $   15,044    $    9,079
                                                                 -----------    ----------    ----------
INCOME FROM CONTINUING OPERATIONS                                $    43,838    $   27,419    $   16,545
                                                                 -----------    ----------    ----------
Discontinued operations (note 15):
     Loss from operations, net of tax                            $         -    $     (141)   $     (810)
     Gain on disposal, net of tax                                $       582    $    5,955    $        -
                                                                 -----------    ----------    ----------
NET INCOME                                                       $    44,420    $   33,233    $   15,735
                                                                 -----------    ----------    ----------

See accompanying notes.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY


                                                                                        ACCUMULATED
                                                                            RETAINED       OTHER          TOTAL
                                             COMMON         ADDITIONAL      EARNINGS   COMPREHENSIVE  SHAREHOLDER'S
  ($thousands)                                STOCK      PAID-IN CAPITAL   (DEFICIT)      INCOME         EQUITY
                                             -------     ---------------   ---------     --------       ----------

  Balance at January 1, 1996                  $2,600        $113,322       $(23,095)     $  2,430       $   95,257
  Capital contribution                             -          18,000              -             -           18,000
  Comprehensive income (note 2)                    -               -         15,735        (1,921)          13,814
                                             -------        --------       --------      --------       ----------
  BALANCE, DECEMBER 31, 1996                  $2,600        $131,322       $ (7,360)     $    509       $  127,071
  Capital contribution                             -          47,731              -             -           47,731
  Comprehensive income (note 2)                    -               -         33,233           691           33,924
                                             -------        --------       --------      --------       ----------
  BALANCE, DECEMBER 31, 1997                  $2,600        $179,053        $25,873      $  1,200       $  208,726
  Comprehensive income (note 2)                    -               -         44,420           884           45,304
                                             -------        --------       --------      --------       ----------
  BALANCE, DECEMBER 31, 1998                  $2,600        $179,053       $ 70,293      $  2,084       $  254,030
                                             -------        --------       --------      --------       ----------

See accompanying notes

           THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31
                                 ($ thousands)

                                                                                  1998        1997           1996
                                                                              -----------    --------      ---------
OPERATING ACTIVITIES:
Net income                                                                    $    44,420    $ 33,233      $  15,735
Adjustments  to  reconcile  net  income  to
 net  cash  used  in  operating activities:
     Write-down of foreclosed real estate                                               -           -            342
     Amortization of bond discount and premium                                        685         401            197
     Benefits to policyholders                                                      4,885       4,986          4,242
     Gain on interest rate swap                                                         -           -         (1,632)
     Provision for deferred income tax                                              6,872      15,767          7,614
     Provision for deferred income tax included in discontinued operations              -           -            331
     Net realized investment gains                                                  (719)       (531)          (764)
     Amortization of deferred acquisition costs                                    53,499      40,649         30,830
     Amortization of deferred  acquisition  costs included in discontinued              -       1,707          2,214
     operations
     Policy acquisition costs deferred                                          (138,527)    (123,965)       (89,535)
     Gain on disposal of discontinued operations                                       -       (9,394)             -
     Changes in assets and liabilities:
         Accrued investment income                                                  (491)        (835)           146
         Other assets                                                               3,266      (1,396)         2,061
         Receivable from affiliates                                                 4,605      (4,605)             -
         Payable to affiliates                                                      4,644      (1,462)        (4,204)
         Other liabilities                                                        (1,882)       6,642         (1,789)
                                                                              -----------    --------      ---------
Net cash used in operating activities                                         $  (18,743)    $(38,803)     $ (34,212)
                                                                              -----------    --------      ---------
INVESTING ACTIVITIES:
Fixed maturity securities sold, matured or repaid                             $    37,694    $ 74,626      $  41,269
Fixed maturity securities purchased                                              (50,056)    (118,765)       (48,300)
Equity securities sold                                                                 -            1         12,738
Equity securities purchased                                                            -         (250)        (6,034)
Foreclosed real estate sold                                                            -        2,268          1,602
Disposal of discontinued operations                                                    -       16,338              -
Net change in short-term investments                                             (19,082)    (10,697)         (3,984)
Policy loans advanced, net                                                        (1,899)     (2,639)           (570)
                                                                              -----------    --------      ---------
Cash used in investing activities                                             $  (33,343)   $(39,118)     $   (3,279)
                                                                              -----------    --------      ---------
FINANCING ACTIVITIES:
Net reinsurance consideration                                                 $   (7,014)    $(5,443)      $  (4,116)
Deposits and interest credited to policyholder funds                              15,551      20,607          20,923
Return of policyholder funds                                                     (10,934)    (15,462)        (24,658)
Increase in notes payable to affiliates                                           57,464      25,754         138,201
Notes payable repaid                                                                   -           -        (109,867)
Capital contribution by Parent                                                         -      47,731          18,000
                                                                              -----------    --------      ---------
Cash provided by financing activities                                         $   55,067    $ 73,187      $   38,483
                                                                              -----------    --------      ---------
CASH AND CASH EQUIVALENTS:
Increase (decrease) during the year                                                2,981      (4,734)            992
Balance, beginning of year                                                         7,339      12,073          11,081
                                                                              -----------    --------      ---------
BALANCE, END OF YEAR                                                          $   10,320    $  7,339      $   12,073
                                                                              -----------    --------      ---------


See accompanying notes.

The Manufacturers Life Insurance Company of North America

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1998
                            (IN THOUSANDS OF DOLLARS)

1.   ORGANIZATION

     The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company and hereinafter referred to as "MNA"), is a wholly-owned subsidiary of Manulife-Wood Logan Holding Co., Inc. (formerly NAWL Holding Company, Inc. and hereinafter referred to as "MWL"). MWL is 62.5% owned by The Manufacturers Life Insurance Company
     (USA) ("ManUSA"), 22.5% by MRL Holding, LLC, ("MRL") and 15% by minority interest shareholders. ManUSA and MRL are indirectly wholly-owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife Financial"), a federally chartered Canadian mutual life insurance company.

     MNA owns 100% of The Manufacturers Life Insurance Company of New York (formerly First North American Life Assurance Company, hereinafter "MNY") and is the managing member with a 90% interest in Manufacturers Securities Services, LLC ("MSS"). MNY owns a 10% interest in MSS. MNA, MNY and MSS are hereinafter referred to collectively as "the Company".

     MNA issues individual and group annuity contracts in forty-eight states, excluding New York and New Hampshire. Prior to July 1, 1998, MNA also issued individual variable life insurance contracts. MNY issues individual and group annuity contracts and individual life insurance contracts in New York. Amounts invested in the fixed portion of the contracts are allocated to the general accounts of the Company or non-insulated separate accounts of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invests in shares of the various portfolios of the Manufacturers Investment Trust (formerly NASL Series Trust and hereinafter referred to as "MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in open-end investment management companies offered and managed by unaffiliated third parties.

     Prior to October 1, 1997, NASL Financial Services Inc. ("NASL Financial"), a subsidiary of MNA, acted as investment adviser to MIT and as principal underwriter of the variable contracts issued by the Company. Effective October 1, 1997, MSS, the successor to NASL Financial, replaced NASL Financial as the investment advisor to MIT and as the principal underwriter of all variable contracts issued by MNA. MSS also acts as the principal underwriter for the variable contracts and is the exclusive distributor for all contracts issued by MNY.

     On October 31, 1998, MNA transferred a 10% interest in the members' equity of MSS to MNY as a contribution of capital valued at $175.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A)   BASIS OF PRESENTATION

          The accompanying consolidated financial statements of the Company have been prepared in conformity with generally accepted accounting principles ("GAAP").

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     B)   RECENT ACCOUNTING STANDARDS

     i) During 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income", SFAS No. 130 establishes standards for reporting and displaying comprehensive income and its components in a full set of general-purpose annual financial statements. Comprehensive income includes all changes in shareholder's equity during a period except those resulting from investments by and distributions to shareholders. The adoption of SFAS No. 130 resulted in revised and additional disclosures but had no effect on the financial position, results of operations, or liquidity of the Company.

          Total comprehensive income was as follows:

            FOR THE YEARS ENDED DECEMBER 31
            ($ thousands)                                                         1998         1997         1996
                                                                               --------    ---------     --------
            NET INCOME                                                         $ 44,420    $  33,233     $ 15,735
            OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
              Unrealized holding gains (losses) arising during the period         1,351        1,036       (1,424)
               Less:
               Reclassification  adjustment  for realized  gains included
                  in net income                                                     467          345          497
                                                                               --------    ---------     --------
            Other comprehensive income (loss)                                       884          691       (1,921)
                                                                               --------    ---------     --------
            COMPREHENSIVE INCOME                                               $ 45,304    $  33,924     $ 13,814
                                                                               --------    ---------     --------


          Other comprehensive income (loss) is reported net of taxes of $476, $372, and ($1,034) for 1998, 1997, and 1996, respectively.

     ii) During 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for the disclosure of information about the Company's operating segments, including disclosures about products and services, geographic areas, and major customers. The adoption of SFAS No. 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The Company reports three business segments:
          Annuities, Savings and Retirement Services, and Life Insurance.

          The Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company or in the general accounts of the Company, with investment returns accumulating on a tax-deferred basis. The Savings and Retirement Services segment offers 401(k) products to customers in the State of New York. The Individual Life Insurance segment offers traditional non-participating life insurance to the New York market. The Savings and Retirement Services segment was launched in mid - 1998 and the Individual Life Insurance segment was launched in late 1997. Both segments are considered to be in the start-up phase. No significant assets or revenues have been generated to date in these two segments. Start-up costs, on a pre-tax basis, reported for these two segments totaled approximately $534 and $2,399, respectively, in 1998 and $1,551 for the Individual Life Insurance segment in 1997.

          In 1997 and 1996, the Company reported two business segments:
          Annuities and Mutual Fund Operations. The Company sold its mutual fund operations in 1997 as described further in Note 15 of these financial statements.

     C)   INVESTMENTS

          The Company classifies all of its fixed maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific identification method. Changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes and deferred acquisition costs. Discounts and premiums on investments are amortized using the effective interest method.

          The cost of fixed maturity securities is adjusted for the amortization of premiums and accretion of discounts using the interest method. This amortization or accretion is included in net investment income.

          For the mortgage-backed bond portion of the fixed maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

          Policy loans are reported at aggregate unpaid balances which approximate fair value.

          Short-term investments, which include investments with maturities of less than one year and greater than 90 days at the date of acquisition, are reported at amortized cost which approximates fair value.

     D)   CASH EQUIVALENTS

          The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     E)   DEFERRED ACQUISITION COSTS (DAC)

          Commissions, net of commission allowances for reinsurance ceded, and other expenses which vary with and are primarily related to the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional non-participating individual insurance policies is charged to expense over the premium paying period of the related policies. DAC is adjusted for the impact on estimated future gross profits assuming the unrealized gains or losses on securities had been realized at year-end. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, it is immediately expensed.

     F)   POLICYHOLDER LIABILITIES

          Policyholder liabilities equal the policyholder account value for the fixed portions of annuity, variable life and investment pension contracts with no substantial mortality or morbidity risk. Account values are increased for deposits received and interest credited and are reduced by withdrawals. For traditional non-participating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses and interest rate yields that are applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

     G)   SEPARATE ACCOUNTS

          Separate account assets and liabilities that are reported in the accompanying balance sheets represent investments in MIT, which are mutual funds that are separately administered for the exclusive benefit of the policyholders of the Company and its affiliates, or open-end investment management companies offered and managed by unaffiliated third parties, which are mutual funds that are separately administered for the benefit of the Company's policyholders and other contract owners. These assets and liabilities are reported at fair value. The policyholders, rather than the Company, bear the investment risk. The operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder funds are included in revenues.

     H)   REVENUE RECOGNITION

          Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses and surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional non-participating life insurance policies are recognized as revenue when due and currently are included in Fees from Separate Accounts and Policyholder Liabilities in the statements of income. Investment income is recorded as revenue when due.

          MSS and formerly NASL Financial (collectively the Advisor) are responsible for managing the corporate and business affairs of MIT and act as investment advisor to MIT. As compensation for its investment advisory services, the Advisor receives advisory fees based on the daily average net assets of the portfolios. The Advisor, as part of its advisory services, is responsible for selecting and compensating subadvisors to manage the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Board of Trustees of MIT. The Company's discontinued operations include the compensation of NASL Financial for investment advisory fees and subadvisor compensation from the North American Funds ("NAF") through October 1, 1997, the date the Company sold NAF. Subadvisor compensation for MIT is included in other insurance expenses.

     I)   POLICYHOLDER BENEFITS AND CLAIMS

          Benefits for annuity contracts and investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

     J)   FINANCING AGREEMENTS

          MNA has entered into various financing agreements with reinsurers and an affiliated company. All assets and liabilities related to these contracts are reported on a gross basis. Due to the nature of MNA's products, these agreements are accounted for under the deposit method whereby the net premiums paid to the reinsurers are recorded as deposits.

     K)   INCOME TAXES

          Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

     L)   RECLASSIFICATIONS

          Certain prior year amounts have been reclassified to conform to the current year presentation.

3.   INVESTMENTS AND INVESTMENT INCOME

     A)   FIXED MATURITY SECURITIES

          At December 31, 1998, the amortized cost and fair value of fixed maturity securities available for sale are summarized as follows:

                                                                        GROSS            GROSS
                                                AMORTIZED COST        UNREALIZED      UNREALIZED          FAIR VALUE
           AS AT DECEMBER 31,                                           GAINS           LOSSES
           ($ thousands)                        1998       1997      1998    1997       1998    1997     1998        1997
                                             ---------   --------   ------- -------    -----   -----   ---------  ---------
           U.S. government                   $  18,266   $ 14,333   $ 1,144  $  566     ($28)   ($13)  $  19,382  $  14,886
           Corporate                           100,705    110,191     3,376   1,905      (35)    (23)    104,046    112,073
           Mortgage-backed                      16,812     10,455       131      74      (68)     (3)     16,875     10,526
           Foreign governments                  16,129      4,535       151     194       (8)      -      16,272      4,729
           States/political subdivisions         1,057      1,059       111      34        -       -       1,168      1,093
                                             ---------   --------   ------- -------    -----   -----   ---------  ---------
           Total fixed maturity securities   $ 152,969   $140,573   $ 4,913  $2,773    ($139)   ($39)  $ 157,743  $ 143,307
                                             ---------   --------   ------- -------    -----   -----   ---------  ---------

          Proceeds from sales of fixed maturity securities during 1998 were $18,780 (1997 $53,325; 1996 $15,152).

          The contractual maturities of fixed maturity securities at December 31, 1998 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

         ($ thousands)                                                     AMORTIZED COST           FAIR VALUE
                                                                          --------------           ----------
         FIXED MATURITY SECURITIES
            One year or less                                                  $ 23,380               $23,454
            Greater than 1; up to 5 years                                       69,250                71,105
            Greater than 5; up to 10 years                                      24,610                25,815
            Due after 10 years                                                  18,917                20,494
            Mortgage-backed securities                                          16,812                16,875
                                                                              --------               -------
         TOTAL FIXED MATURITY SECURITIES                                      $152,969              $157,743
                                                                              --------              --------

          Investments with a fair value of $6,105 and $6,284 at December 31, 1998 and 1997, respectively, were on deposit with, or in custody accounts on behalf of, state insurance departments to satisfy regulatory requirements.

     B)   INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS

         Income by type of investment was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                             1998               1997              1996
                                                                 -------            -------            ------
         Fixed maturity securities                                $9,904            $ 7,250            $5,197
         Equity securities                                             -                  -                35
         Short-term investments                                    2,503              1,126             1,187
         Other invested assets                                        19                  -                 -
         Foreclosed real estate                                        -                  -               433
                                                                 -------            -------            ------
         Gross investment income                                  12,426              8,376             6,852
                                                                 -------            -------            ------
         Investment expenses                                        (248)              (470)           (1,400)
                                                                 -------            -------            ------
         NET INVESTMENT INCOME                                   $12,178            $ 7,906            $5,452
                                                                 =======            =======            ======

          The gross realized gains and losses on the sales of investments were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                             1998               1997               1996
                                                                 -------            -------             ------
         Fixed maturity securities:
           Gross realized gains                                     $724               $788               $430
           Gross realized losses                                      (5)                (7)                (4)
         Equity securities
           Gross realized gains                                        -                  -                988
           Gross realized losses                                       -               (250)               (15)
         Foreclosed real estate
           Gross realized losses                                       -                  -               (635)
                                                                    ----               ----               ----
         NET REALIZED GAIN                                          $719               $531               $764
                                                                    ====               ====               ====


4.   DEFERRED ACQUISITION COSTS

     The components of the change in DAC were as follows:

         FOR THE YEARS ENDED DECEMBER 31
           ($ thousands)                                          1998                1997                 1996
                                                              -----------         -----------           ---------
           Balance at January 1,                              $   364,983         $   290,610           $ 234,715
           Capitalization                                         138,527             123,965              89,535
           Amortization                                           (53,499)            (40,649)            (30,830)
           Amortization included in discontinued
           operations                                                   -              (1,707)             (2,214)
           Amortization included in gain on disposal
             of discontinued operations                                 -              (6,943)                  -
           Effect of net unrealized gains on
             securities available for sale                           (679)               (293)               (596)
                                                              -----------         -----------           ---------
           BALANCE AT DECEMBER 31                             $   449,332         $   364,983           $ 290,610
                                                              ===========         ===========           =========


     To date, the DAC balance is primarily attributable to the Annuities segment.



5.   INCOME TAXES

     The components of income tax expense from continuing operations were as follows:

     FOR THE YEARS ENDED DECEMBER 31

        ($ thousands)                                             1998             1997             1996
                                                              ----------         --------         --------
     Current expense (benefit)                                $  17,001           $   (723)        $  1,465
     Deferred expense                                             6,872             15,767            7,614
                                                              ---------           --------         --------
     TOTAL EXPENSE                                            $  23,873           $ 15,044         $  9,079
                                                              =========           ========         ========


     Significant components of the Company's net deferred tax liability are as follows:

         AS AT DECEMBER 31
         ($ thousands)                                                                  1998               1997
                                                                                      ---------         ----------
         DEFERRED TAX ASSETS:
            Financing arrangements                                                    $   1,289         $    2,699
            Interest on notes payable                                                         -              1,283
            Guaranty fund assessment liabilities                                            315                315
            Real estate                                                                     571                608
            Other                                                                           169                117
                                                                                      ---------         ----------
       Total deferred tax assets                                                          2,344              5,022
                                                                                      ---------         ----------
       DEFERRED TAX LIABILITIES:
            Deferred policy acquisition costs                                           (22,017)           (18,430)
            Unrealized gains on securities available-for-sale                            (1,122)              (646)
            Other                                                                        (2,982)            (2,374)
                                                                                      ---------         ----------
         Total deferred tax liabilities                                                 (26,121)           (21,450)
                                                                                      ---------         ----------
         NET DEFERRED TAX LIABILITY                                                   $ (23,777)        $  (16,428)
                                                                                      =========         ==========

     The Company is a member of the MWL affiliated group, filing a consolidated federal income tax return. MNA and MNY file separate state income tax returns. The method of allocation between the companies is subject to a written tax sharing agreement under which the tax liability is allocated to each member of the group on a pro rata basis based on the relationship that the member's tax liability (computed on a separate return basis) bears to the tax liability of the consolidated group. The tax charge to MNA or MNY will not be more than either company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to the payable to parent, subsidiaries and affiliates which are settled periodically.

     The Company made estimated tax payments of $12,516, $531 and $0 in 1998, 1997 and 1996, respectively.

6.   FINANCING AND REINSURANCE AGREEMENTS

     The financing agreements entered into with reinsurance companies relate primarily to the products sold by MNA. Most of MNA's reinsured products are considered investment products under generally accepted accounting principles and, as such, the reinsurance agreements are considered financing arrangements and are accounted for under the deposit method. Under this method, net premiums received by the reinsurer are recorded as deposits. Financing transactions have been entered into primarily to improve cash flow and statutory capital. All financing agreements discussed below were in effect for the full year in 1998, 1997 and 1996 unless otherwise indicated.

     MNA has entered into an indemnity coinsurance agreement with an unaffiliated reinsurer to reinsure 100% of all contractual liabilities arising from the fixed portion of both in-force and new variable annuity business written by MNA prior to December 31, 1998. Under this agreement, the reinsurer receives the fixed portion of all premiums and transfers received by MNA. The reinsurer reimburses MNA for all claims and provides expense allowances to cover commissions and other costs associated with the reinsured business.

     MNA has treaties with two unaffiliated reinsurers to reinsure its Minimum Death Benefit Guarantee risk for new business through June 30, 1998. Each reinsurer has assumed 50% of the risk. In addition, MNA reinsured 50% of its risk related to the waiving of surrender charges at death with one of these reinsurers. MNA is paying the reinsurers an asset based premium, the level of which varies with both the amount of exposure to this risk and the realized experience. Effective July, 1, 1998, the treaties were amended to divide the risks between the two unaffiliated reinsurers and an affiliated reinsurer for new business based upon specific products.

     MNA has a treaty with an unaffiliated reinsurer to reinsure a 50% quota share of the variable portion of MNA's variable life insurance contracts. In addition, the reinsurer assumes 100% of this product's net amount at risk in excess of MNA's retention limit of $100 on a YRT basis.

     MNA cedes 95% of the variable portion of certain annuity contracts written prior to December 31, 1996 to an unaffiliated reinsurer under a modified coinsurance agreement. At the inception of the contract, MNA received ceding commissions which were recorded as surplus relief. The outstanding reinsurance payable related to this agreement was $3,053 and $7,156 at December 31, 1998 and 1997, respectively.

     MNA has modified coinsurance agreements with two unaffiliated life insurance companies to reinsure a quota share of all elements of risk under the variable portion of certain policy forms for business written by brokers of their affiliated broker dealers. The quota share reinsured varies depending on policy form and the issue date of the business. The second agreement was established in 1997.

     During 1998, MNY entered into reinsurance agreements with various reinsurers to reinsure face amounts in excess of $100 for its traditional non-participating insurance product. To date, there have been no reinsurance recoveries under these agreements.

     In the event of insolvency of a reinsurer, the Company remains primarily liable to its policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company and, accordingly, the Company periodically monitors the financial condition of its reinsurers.

     The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits or a significant change in the ownership of the Company. The Company does not have any reinsurance agreements in effect under which the amount of losses paid or accrued through December 31, 1998 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

7.   SHAREHOLDER'S EQUITY

     The Company has one class of capital stock:

           AS AT DECEMBER 31:
           ($ thousands)                                              1998             1997
                                                                     -------         -------
           AUTHORIZED:
               3,000 Common shares, Par value $1,000
           ISSUED AND OUTSTANDING:
               2,600 Common shares                                   $ 2,600         $ 2,600

     Generally, the net assets of MNA and MNY available for the Parent as dividends are limited to and cannot be made except from earned statutory basis profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Insurance Commissioners of the States of Delaware and New York is subject to restrictions relating to statutory surplus and net gain from operations on a statutory basis.

     Net income (loss) and capital and surplus, as determined in accordance with statutory accounting principles for MNA and MNY were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                     1998              1997               1996
                                                         -------           --------            ------
         MNA:
            Net income                                   $28,067           $ 22,259            $3,067
            Net capital and surplus                      157,940            139,171            69,554
         MNY:
            Net income (loss)                             (5,678)            (1,562)              231
            Net capital and surplus                       62,881             68,336            22,265
                                                         -------           --------            ------

     State regulatory authorities prescribe statutory accounting practices that differ in certain respects from generally accepted accounting principles followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances and reserve calculation assumptions.

     MNA's broker dealer subsidiaries, MSS and formerly NASL Financial (through October 1, 1997), are subject to the Securities and Exchange Commission's
     (SEC) "Net Capital Rule" as defined under rule 15c3-1. At December 31, 1998 and 1997, the net capital of each of the broker dealers exceeded the SEC's minimum capital requirements.

8.   RELATED-PARTY TRANSACTIONS

     The Company utilized various services provided by Manulife Financial in 1998, 1997 and 1996, such as legal, personnel, investment accounting and other corporate services. The charges for these services were approximately $13,317, $8,229 and $6,053 in 1998, 1997 and 1996, respectively. At
     December 31, 1998 and 1997, the Company had a net liability to MLI for these services and interest accrued on notes payable of $180 and $2,079, respectively. At December 31, 1998 and 1997, the payable is offset by a receivable from MIT and MLI for expenses paid on their behalf of $792 and $8,251, respectively. In addition, the Company has an intercompany payable to MWL relating to federal income taxes of $5,256 and $1,567 reflected in the intercompany payable at December 31, 1998 and 1997, respectively.

     The financial statements have been prepared from the records maintained by the Company and may not necessarily be indicative of the financial conditions or results of operations that would have occurred if the Company had been operated as an unaffiliated corporation (see also Notes 1, 5, 9, 11, and 13 for additional related-party transactions).

9.   NOTES PAYABLE TO AFFILIATES AND LINES OF CREDIT

     MNA has promissory notes from ManUSA for $221,000 including an additional borrowing of $57,500 during 1998. Interest on the loan is calculated at a fluctuating rate equal to LIBOR plus 32.5 basis points and is payable in quarterly installments. Principal and accrued interest are payable within 45 days of demand. Accrued interest payable at December 31, 1998 and 1997 is $419 and $455, respectively.

     MNA has a surplus note of $20,000 with interest at 8% due to ManUSA. The note and accrued interest are subordinated to payments due to policyholders and other claimants. Principal and interest payments and interest accruals can be made only upon prior approval of the Insurance Department of the State of Delaware. Interest accrued at December 31, 1998 and 1997 was $0 and $3,191, respectively.

     MNA and MNY have unsecured lines of credit with State Street Bank and Trust totaling $15 million, bearing interest at the bank's money market rate plus 50 basis points. There were no outstanding advancements under the lines of credit at December 31, 1998 and 1997.

     Interest expense and interest paid in 1998 were $13,634 and $16,861, respectively (1997 $11,073 and $9,354; 1996 $8,775 and $11,727).

10.  OTHER INSURANCE EXPENSES

     Other insurance expenses were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                             1998                1997                1996
                                                                 --------            --------             -------

         Selling and administrative expenses                     $ 49,732            $ 42,581             $29,207
         Subadvisory fees                                          38,701              26,364              15,883
         General operating expenses                                47,191              31,440              26,165
                                                                 --------            --------             -------
         TOTAL
                                                                 $135,624            $100,385             $71,255
                                                                 ========            ========             =======

11.  EMPLOYEE BENEFITS

     A)   EMPLOYEE RETIREMENT PLAN

          Prior to July 1, 1998, MNA and MNY participated in a non-contributory defined benefit pension plan (the "Nalaco Plan") sponsored by Manulife Financial, covering its employees. A similar plan (the "Manulife Plan") also existed for ManUSA. Both plans provided pension benefits based on length of service and final average earnings. Vested benefits are fully funded; current pension costs are funded as they accrue.

     Effective July 1, 1998, the Nalaco Plan was merged into the Manulife Plan as approved by the Board of Directors of Manulife Financial. The merged plan was then restated as a cash balance pension plan entitled, "The Manulife Financial U.S. Cash Balance Pension Plan" ("Cash Balance Plan"). Participants in the two prior plans ceased accruing benefits under the old plan effective June 30, 1998, and became participants in the Cash Balance Plan on July 1, 1998. Also effective July 1, ManUSA became the sponsor of the Cash Balance Plan. Each participant who was a participant in one of the prior plans received an opening account balance equal to the present value of their June 30, 1998 accrued benefit under the prior plan, using Pension Benefit Guaranty Corporation (PBCG) rates. Future contribution credits under the Cash Balance Plan vary by service, and interest credits are a function of interest rate levels. Pension benefits are provided to those participants after three years of vesting service, and the normal retirement benefit is actuarially equivalent to the cash balance account at normal retirement date. The normal form of payment under the Cash Balance Plan is a life annuity with various optional forms available.

     Actuarial valuation of accumulated plan benefits are based on projected salaries and best estimates of investment yields on plan assets, mortality of participants, employee termination and ages at retirement. Pension costs relating to current service and amortization of experience gains and losses are amortized to income over the estimated average remaining service lives of the participants. No pension expense was recognized by the sponsor in 1998, 1997, or 1996 because the plan was subject to the full funding limitation under the Internal Revenue Code.

     At December 31, 1998, the projected benefit obligation based on an assumed interest rate of 6.5% was $51,757. The fair value of plan assets invested in ManUSA's general fund deposit administration insurance contracts and in an investment portfolio of equities and fixed income securities managed by an affiliate were $52,541 and $32,145, respectively.

     Prior to July 1, 1998, MNA also participated in an unfunded Supplemental Executive Retirement Plan (Manulife SERP) sponsored by Manulife Financial for executives. This was a non qualified plan that provides defined pension benefits in excess of limits imposed by the law to those retiring after age 50 with 10 or more years of vesting service. The SERP covers selected executives of MNA. Pension benefits are provided to those participants after 5 years of vesting service, and the pension benefit is a final average benefit based on the executive's highest 5-year average earnings. Compensation is not limited, and benefits are not restricted by the Internal Revenue Code Section 415.

         Effective July 1, 1998, the Manulife SERP was restated to become a supplemental cash balance plan, and each participant in the SERP who became a participant in the restated plan was provided with an opening account balance equal to the present value of their June 30, 1998 accrued benefit under the SERP, using PBGC rates. Future contribution credits vary by service, and interest credits are a function of interest rate levels. These annual contribution credits are made in respect of the participant's compensation that is in excess of the limit in Internal Revenue Code Section 401(a)(17). In addition, a one time contribution may be made for a participant if it is determined at the time of their termination of employment that the participant's pension benefit under the Cash Balance Plan is limited by Internal
         Revenue Code Section 415. Together, these contributions serve to restore to the participant the benefit that they would have been entitled to under the Cash Balance Plan's benefit formula but for the limitation in Internal Revenue Code Sections 401(a)(17) and 415. Benefits are provided to those participants after three years. The default form of payment under the plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such election is made within the time period prescribed in the plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the supplemental Cash Balance Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the qualified Cash Balance Plan.

      b) 401(K) PLAN

         Prior  to  July  1,  1998,   the  Company  also   sponsored  a  defined
         contribution plan, the North American Security Life 401(k) Savings Plan, which was subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"). A similar plan, the Manulife Financial 401K Savings Plan, also existed for employees of ManUSA. These two plans were merged on July 1, 1998 into one defined contribution plan sponsored by ManUSA, as approved by the Board of Directors on March 26, 1998. The Company contributed $285, $353, and $307 in 1998, 1997, and 1996, respectively.

      c) POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plan, the Company participates in the postretirement benefit plan of ManUSA which provides retiree medical and life insurance benefits to those who have attained age 55 with 10 or more years of service. The plan provides medical coverage for retirees and spouses under age 65. When the retirees or the covered dependents reach age 65, Medicare provides primary coverage and the plan provides secondary coverage. There is no contribution for post-age 65 coverage, and no contributions are required for retirees for life insurance coverage. The plan is unfunded.

         The postretirement benefit cost to the Company, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience, is accounted for by the plan sponsor, ManUSA.

12.      LEASES

         The Company leases its office space and various office equipment under operating lease agreements. For the years ended December 31, 1998, 1997 and 1996, the Company incurred rent expense of $1,617, $1,316 and $1,224, respectively. The Company's current office space lease expires in 2002. The lease for the offices of MNY expires in 1999 and is subject to a renewal option at market rates prevailing at the time of renewal.

         The minimum lease payments associated with the office space and various office equipment under operating lease agreements are as follows:

Year ended:                                      Minimum Lease Payments
-------------------------------------------------
  1999                                           $1,261
  2000                                            1,197
  2001                                            1,197
  2002                                              198
-------------------------------------------------

Total                                            $3,853
-------------------------------------------------

13.      GUARANTEE AGREEMENT

         Pursuant to a guarantee agreement, Manulife Financial unconditionally guarantees that it will, on demand, make funds available to the Company for the timely payment of contractual claims made under the fixed portion of the variable annuity contracts issued by MNA. The guarantee covers the outstanding fixed portion of variable annuity contracts, including those issued prior to the date of the guarantee agreement.

14.      INTEREST RATE SWAP

         MNA entered into a variable-for-fixed interest rate swap in 1995 with Canadian Imperial Bank of Commerce and Deutsche AG for the purpose of minimizing exposure to fluctuations in interest rates on a portion of the variable-rate outstanding debt held by MNA. This interest rate swap was prematurely terminated in 1996 concurrent with the restructuring of MNA's revolving line of credit, resulting in a gain of $1,632 recorded as an offset to interest expense.

15.      DISCONTINUED OPERATIONS

         On May 6, 1997, MNA signed a letter of intent to sell its mutual fund operations. This disposal has been accounted for as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, which, among other provisions, required the plan of disposal to be carried out within one year. On October 1, 1997, the Company sold its advisory operations for NAF and the pre-existing deferred commission assets related to the mutual fund operations. In 1998, related to the sale, the Company received a contingent payment of $1,000, before income taxes, less an adjustment of $105 to the final settlement of the purchase price. For 1998 and 1997, the Company realized a gain of $895 and $9,161, before applicable taxes of $313 and $3,206, respectively. Included in the gain for 1997 is a provision of $10, before applicable taxes of $3, for the loss from continuing operations during the phase-out period. Expenses of $223 in 1997 were incurred on the sale and netted against the realized gain.

         The operating results related to discontinued operations are summarized as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                            1997                 1996
         -------------------------------------------------------------------------------------

         Advisory fees, commissions
            and distribution revenues                      $     4,605             $ 12,445
         -------------------------------------------------------------------------------------
         Loss from operations before provision for
            income (tax) benefit                                $ (217)            $ (1,246)
         Provision for income (tax) benefit:
              Current                                               76                  766
              Deferred                                                                 (330)
         -------------------------------------------------------------------------------------
                                                                    76                  436
         -------------------------------------------------------------------------------------

         Loss from operations, net of tax                  $      (141)            $   (810)
         -------------------------------------------------------------------------------------

16.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                           1998                           1997
      ---------------------------------------- ----------------------------- -------------------------------
      ($ thousands)                            CARRYING VALUE   FAIR VALUE    CARRYING VALUE    FAIR VALUE
      ---------------------------------------- ---------------- ------------ ----------------- -------------
      ASSETS:
          Fixed maturity securities                 157,743        157,743         143,307        143,307
          Short-term investments                     34,074         34,074          14,992         14,992
          Policy loans                                5,175          5,175           3,276          3,276
          Cash and cash equivalents                  10,320         10,320           7,339          7,339
          Due from reinsurers                       641,858        641,858         553,834        553,834
      LIABILITIES:
          Policyholder liabilities and              102,252         98,312          92,750         87,375
      accruals
          Due to reinsurers                         655,892        655,892         574,882        574,882
          Notes payable to affiliates               241,419        241,419         183,955        183,955
      ---------------------------------------- ---------------- ------------ ----------------- -------------

         The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

         Fixed Maturity Securities: Fair values for fixed maturity securities are obtained from an independent pricing service.

         Short-Term Investments and Cash and Cash Equivalents: Carrying values approximate fair values.

         Policy Loans:  Carrying values approximate fair values.

         Due from Reinsurers: Fair value is equal to deposits made under the contract and approximates the carrying value.

         Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk (deferred annuities) are estimated to be the cash surrender value, or the cost the Company would incur to extinguish the liability.

         Due to Reinsurers: Amounts on deposit from and payable to reinsurers reflects the net reinsured cash flow related to financing agreements which is primarily a current liability. As such, fair value approximates carrying value.

         Notes Payable to Affiliates: Fair value is considered to approximate carrying value as the majority of notes payable are at variable interest rates that fluctuate with market interest rate levels.

17.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

18.      UNCERTAINTY DUE TO THE YEAR 2000 RISK (UNAUDITED)

         The Year 2000 risk is the result of computer programs being written using two digits, rather than four, to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. The effects of the Year 2000 risk may be experienced before, on, or after January 1, 2000 and, if not addressed, could result in systems failures or miscalculations causing disruptions of normal business operations. It is not possible to be certain that the Company's Year 2000 program will fully resolve all aspects of the Year 2000 risk, including those related to third parties.
         A full discussion of the Company's Year 2000 program and Year 2000 review is contained in the Management's Discussion and Analysis Section of the Company's Annual Report on Form 10-K.

                                     PART C



                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

       (a)    Financial Statements

              (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A (formerly NASL Variable Account) (Part B of the registration statement).


              (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company) (Part B of the registration statement).


       (b)    Exhibits

              (1)    (i)    Resolution of the Board of Directors of North
                            American Security Life Insurance Company establishing the NASL Variable Account -
                            Incorporated by reference to Exhibit (b)(1)(i) to Form N-4, file number 33-76162, filed February 25,
                            1998.

                     (ii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated May 30, 1995 - Previously filed as Exhibit (b)(1)(ii) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

                     (iii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Previously filed as Exhibit (b)(i)(iii) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

                     (iv) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Previously filed as Exhibit (b)(1)(iv) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

                     (v) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create four additional sub-accounts, dated September 26, 1997 --Incorporated by reference to Exhibit (b)(1)(v) to Form N-4, file number 33-76162, February 25, 1998.

              (2) Agreements for custody of securities and similar investments - Not Applicable.

              (3)    (i)    Underwriting Agreement between North American
                            Security Life Insurance Company (Depositor) and NASL
                            Financial Services, Inc. (Underwriter)
                            --Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, March 1, 1999.

                     (ii) Promotional Agent Agreement between NASL Financial Services, Inc. (Underwriter), North American Security Life Insurance Company (Depositor), Wood Logan Associates, Inc. (Promotional Agent) and NAWL Holding Company, Inc.-- Previously filed as Exhibit
                            (b)(3)(ii) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

                     (iii) Amendment to Promotional Agent Agreement Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, February 25, 1998.

                     (iv) Form of Selling Agreement between The Manufacturers Life Insurance Company of North America, Manufacturers Securities Services, LLC, Selling Broker-Dealer and General Agent -- Incorporated by reference to Exhibit (b)(3)(iv) to Form N-4, file number 33-76162, filed February 25, 1998.

              (4)    (i)(A) Specimen Flexible Purchase Payment Individual
                            Deferred Variable Annuity Contract,
                            Non-Participating (VIS25) - Previously filed as Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                     (i)(B) Specimen Flexible Purchase Payment Individual
                            Deferred Variable Annuity Contract,
                            Non-Participating (VV) - Previously filed as Exhibit
                            (b)(4)(i)(B) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                     (ii) Specimen Fixed Account Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.007.98) - Previously filed as Exhibit (b)(4)(ii) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                     (iii) Specimen Individual Retirement Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (ENDORSEMENT.001) - Previously filed as Exhibit
                            (b)(4)(iii) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                     (iv) Specimen ERISA Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.002.97) - Previously filed as Exhibit
                            (b)(4)(iv) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                     (v) Specimen Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.003.97) - Previously filed as Exhibit (b)(4)(v) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                     (vi) Specimen Qualified Plan Endorsement Section 401 Plans to Flexible Purchase Payment Individual Deferred Variable Annuity Contract,
                            Non-Participating (END.004.97) - Previously filed as Exhibit (b)(4)(vi) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                     (vii) Roth Individual Retirement Annuity Endorsement Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 33-76162, filed March 1, 1999.

              (5)    (i)(A) Specimen Application for Flexible Purchase Payment
                            Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (VIS25) - Previously filed as Exhibit (b)(5)(i) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.


                     (i)(B) Specimen Application for Flexible Payment Deferred
                            Combination Fixed and Variable Annuity Contract - Previously filed as Exhibit (b)(5)(i)(B) to post-effective amendment no. 7 to Form N-4 filed March 2, 1999.

                     (ii) Specimen Application for Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (VV) - Previously filed as Exhibit
                            (b)(5)(ii) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

              (6)    (i)    Certificate of Incorporation of North American
                            Security Life Insurance Company -- Incorporated by reference to Exhibit (3)(i) to Form 10Q of The
                            Manufacturers Life Insurance Company of North
                            America, filed November 14, 1997.

                     (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                     (iii) Certificate of Amendment of Certificate of Incorporation of the Company, Authorization of Capital December 1994 -- Incorporated by reference to Exhibit (3)(i)(b) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                     (iv) Certificate of Amendment of Certificate of Incorporation, Name change March 1997 -- Incorporated by reference to Exhibit (3)(i)(a) to post effective amendment no. 1 to Form S-1 on behalf of The Manufacturers Life Insurance Company of North America, file number 333-6011, filed October 9, 1997.

                     (v) Certificate of Amendment of Certificate of Incorporation of the Company, Registered Agent July 1997 -- Incorporated by reference to Exhibit
                            (3)(i)(c) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

                     (vi) Amended and Restated By-laws The Manufacturers Life Insurance Company of North America -- Incorporated by reference to Exhibit (3)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

              (7)    (i)    Contract of reinsurance in connection with the
                            variable annuity contracts being offered -
                            Reinsurance and Accounts Receivable Agreements between North American Security Life Insurance
                            Company and ITT Lyndon Life, effective December 31,
                            1993, and Amendments thereto effective January 1,
                            1994 and December 31, 1994 -- Incorporated by reference to Exhibit (b)(7)(i) to Form N-4, file number 33-76162, filed February 25, 1998.

                     (ii)(A) Contract of reinsurance in connection with the
                            variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1995 (VIS25) - Previously filed as Exhibit (b)(7)(ii) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

                     (ii)(B) Contract of reinsurance in connection with the
                            variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1995 (VV) - Previously filed as Exhibit (b)(7)(ii) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

                     (iii) Contract of reinsurance in connection with the variable annuity contracts being offered - Contract between North American Security Life Insurance Company and Swiss Re America, effective August 1, 1995 - Previously filed as Exhibit (b)(7)(iii) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

                     (iv) Contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation
                            (USA), effective July 1, 1998 - Previously filed as Exhibit (b)(7)(iv) to post-effective amendment no. 6 to Form N-4 filed December 16, 1998.


                     (v) Coinsurance Agreement between The Manufacturers Life Insurance Company of North America and The Manufacturers Life Insurance Company (USA) Incorporated by reference to Exhibit 10(ix) to Form 10K, file number 333-6011, filed March 30, 1999 on behalf of The Manufacturers Life Insurance Company of North America.


              (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                     (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Previously filed as Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

              (9)    (i)    Opinion of Counsel and consent to its use as to the
                            legality of the securities being registered (VIS25)
                            -- Previously filed as Exhibit (b)(9)(i) to post-effective amendment no. 4 to Form N-4 filed
                            February 26, 1998.

                     (ii) Opinion of Counsel and consent to its use as to the legality of the securities being registered (VV) Previously filed as Exhibit (b)(9)(ii) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.


              (10)   Written consent of Ernst & Young LLP, independent auditors
                     - Filed herein.


              (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable

              (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

              (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 -- Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

              (14)   Financial Data Schedule -- Not Applicable.


              (15)   (i)    Power of Attorney - John D. Richardson (Director,
                            North American Security Life Insurance Company)
                            --Incorporated by reference to Exhibit (b)(15)(ii) to Form N-4, file number 33-76162, filed April 29,
                            1997.


                     (ii) Power of Attorney - David W. Libbey (Principal Financial Officer of North American Security Life Insurance Company) -- Incorporated by reference to Exhibit (24)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

                     (iii) Power of Attorney - John D. DesPrez III (Director, The Manufacturers Life Insurance Company of North America) - Incorporated by reference to Exhibit (14)(iv) to Form N-4, file number 333-38081 filed April 19, 1999.


Item 25.    Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA


Name and Principal
Business Address                          Position with Manulife North America
----------------                          ------------------------------------
John D. DesPrez III                       Director and Chairman of the Board of
73 Tremont Street                         Directors
Boston, MA  02108

Theodore F. Kilkuskie, Jr.                Director and President
73 Tremont Street
Boston, MA  02108

John D. Richardson                        Director
200 Bloor Street East
Toronto, Ontario
Canada  M4W-1E5

Robert Boyda                              Vice President, Investment Management
73 Tremont Street                         Services
Boston, MA 02108

James D. Gallagher                        Vice President, Secretary and
73 Tremont Street                         General Counsel
Boston, MA  02108


Cindy Granata                             Vice President, Information Systems
116 Huntington Avenue
Boston, MA  02116

Bill Hayward                              Vice President, Operations
116 Huntington Avenue
Boston, MA  02116

David W. Libbey                           Vice President, Treasurer & Chief
73 Tremont Street                         Financial Officer
Boston, MA 02108

Hugh McHaffie                             Vice President, U.S. Annuities
116 Huntington Avenue
Boston, MA 02116

Janet Sweeney                             Vice President, Corporate Services
73 Tremont Street
Boston, MA 02108

John G. Vrysen                            Vice President & Chief Actuary
73 Tremont Street
Boston, MA  02108

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.


THE MANUFACTURERS LIFE INSURANCE COMPANY
Manulife Corporate Organization as at December 31, 1998
The Manufacturers Life Insurance Company (Canada)

1.    Peel-de Maisonneuve Investments Ltd. - Canada (100%)

      1.1.  2932121 Canada Inc. - Canada (100%)

2.    1293319 Ontario Inc. - Ontario (100%)

3.    Enterprise Capital Management Inc. - Ontario (100%)

4.    Cantay Holdings Inc. - Canada (100%)

5.    495603 Ontario Limited - Ontario (100%)

6.    Manulife Securities International Ltd. - Canada (100%)

7.    Manulife Bank of Canada - Canada (100%)

8.    Balmoral Developments Inc. - Ontario (100%)

9.    Family Realty First Corp. - Ontario (100%)

10.   Manufacturers Life Capital Corporation Inc. - Canada (100%)

11.   Manucab Ltd. - Canada (100%)

      11.1. Plazcab Service Limited - Newfoundland (100%)

12.   FNA Financial Inc. - Canada (100%)

      12.1. First North American Insurance Company - Canada (100%)

      12.2. NAL Trustco Inc. - Ontario (100%)

      12.3. NAL Resources Management Limited - Canada (100%)

            12.3.1. NAL Energy Inc. - Alberta (100%)

      12.4. Seamark Asset Management Ltd. - Canada (100%)

      12.5. Elliott & Page Limited - Ontario (100%)

13.   Manulife International Capital Corporation Limited - Ontario (100%)

      13.1. VFC Inc. - Canada (100%)

      13.2. Regional Power Inc. - Ontario (100%)

            13.2.1. Addalam Power Corporation - Philippines

            13.2.2. La Regionale Power Angliers Inc. - Canada (100%)

            13.2.3. La Regionale Power Port-Cartier Inc. - Canada (100%)

      13.3. Golf Town Canada Inc. - Canada (100%)

14.   3426505 Canada Inc. - Canada (100%)

15.   994744 Ontario Inc. - Ontario (100%)

16.   The Manufacturers Investment Corporation - Michigan (100%)

      16.1. Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)

            16.1.1. Manulife Reinsurance Limited - Bermuda (100%)

                  16.1.1.1. MRL Holding, LLC - Delaware (99%)

            16.1.2. MRL Holding, LLC - Delaware (1%)

            16.1.3. The Manufacturers Life Insurance Company (U.S.A.) - Michigan
                  (100%)

                  16.1.3.1. Manulife-Wood Logan Holding Co. Inc. - Delaware
                        (62.5%)

                        16.1.3.1.1. Wood Logan Associates, Inc. - Connecticut
                              (100%)

                        16.1.3.1.2. The Manufacturers Life Insurance Company of
                              North America - Delaware (100%)

                        16.1.3.1.2.1. The Manufacturers Life Insurance Company
                              of New York - New York (100%)

                        16.1.3.1.2.2. Manufacturers Securities Services, LLC -
                              Delaware (90%)

                  16.1.3.2. Ennal, Inc. - Ohio (100%)

                  16.1.3.3. Dover Leasing Investments, LLC - Delaware (99%)

                  16.1.3.4. The Manufacturers Life Insurance Company of America
                        - Michigan (100%)

                        16.1.3.4.1. Manulife Holding Corporation - Delaware
                              (100%)

                              16.1.3.4.1.1. ManEquity, Inc. - Colorado (100%)

                              16.1.3.4.1.2. Manulife Property Management of
                                    Washington, D.C. Inc. - Washington, D.C.
                                    (100%)

                              16.1.3.4.1.3. ManuLife Service Corporation -
                                    Colorado (100%)

                              16.1.3.4.1.4. Manulife Leasing Co., LLC. -
                                    Delaware (100%)

                              16.1.3.4.1.5. Manufacturers Adviser Corporation -
                                    Colorado (100%)

                              16.1.3.4.1.6.  Manulife Capital Corporation -
                                    Delaware (100%)

                                    16.1.3.4.1.6.1.   MF Private Capital, Inc.
                                          - Delaware (100%)

                  16.1.3.5. Thornhill Leasing Investments, LLC - Delaware (90%)

                  16.1.3.6. ESLS Investment Limited, LLC - Ohio (100%)

                  16.1.3.7. Flex Leasing 1, LLC - Delaware (50%)

17.   Manulife International Investment Management Limited - U.K. (100%)

      17.1. Manulife International Fund Management Limited - U.K. (100%)

18.   WT(SW) Properties Ltd. - U.K. (100%)

19.   Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany (100%)

20.   Manulife International Holdings Limited - Bermuda (100%)

      20.1. Manulife (International) Limited - Bermuda (100%)

            20.1.1. Newtime Consultants Limited - Hongkong (100%)

            20.1.2. The Manufacturers (Pacific Asia) Insurance Company Limited -
                  Hongkong (100%)

            20.1.3. Zhong Hong Life Insurance Co. Ltd. - China (51%)

      20.2. Manulife Provident Funds Trust Company Limited - Hongkong (100%)

      20.3. Manulife Funds Direct (Barbados) Limited - Barbados (100%)

            20.3.1. Manulife Funds Direct (Hong Kong) Limited - Hongkong (100%)

            20.3.2. Pt. Manulife Aset Manajemen Indonesia - Indonesia (55%)

21.   Manulife Data Services Inc. - Barbados (100%)

22.   ManuLife (International) Reinsurance Limited - Bermuda (100%)

      22.1. Manufacturers Life Reinsurance Limited - Barbados (100%) 22.2. Manufacturers P&C Limited - Barbados (100%) 22.3. Manulife (International) P&C Limited - Bermuda (100%)

23.   Chinfon-Manulife Insurance Company Limited - Bermuda (100%)

24.   Young Poong Manulife Insurance Company - Korea (50%)

25.   Manulife (Thailand) Ltd. - Thailand (100%)

26.   Manulife (Malaysia) SDN.BHD. - Malaysia (100%)

27. The Manufacturers Life Insurance Company (Philippines) Inc. - Philippines (100%)

28.   OUB Manulife Pte. Ltd. - Singapore (50%)

29.   P.T. Asuransi Jiwa Dharmala ManuLife - Indonesia (51%)

      29.1. P.T. AMP Panin Life - Indonesia (100%)

      29.2. P.T. Buanadays Sarana Informatika - Indonesia (100%)

30.   ManuLife Financial Systems (Hong Kong) Limited - Hongkong (100%)

31.   Manulife Holdings (Hong Kong) Limited - Hongkong (100%)

Item 27.  Number of Contract Owners.

As of February 26, 1999, there were 1,988 qualified and 5,540 non-qualified contracts for VIS25 and 620 qualified and 2,268 non-qualified contracts for VV of the series offered hereby outstanding.

Item 28.  Indemnification.

Article 9 of the Articles of Incorporation of the Company provides as follows:

NINTH: A director of this corporation shall not be liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except to the extent such exemption from liability or limitation thereof is not permitted under the General Corporation Law of the State of Delaware as the same exists or may hereafter be amended. Any repeal or modification of the foregoing sentence shall not adversely affect any right or protection of a director of the corporation existing hereunder with respect to any act or omission occurring prior to such repeal or modification.

Article XIV of the By-laws of the Company provides as follows:

      Each Director or officer, whether or not then in office, shall be indemnified by the Company against all costs and expenses reasonably incurred by or imposed upon him or her, including legal fees, in connection with or resulting from any claim, action, suit or proceeding, whether civil, criminal or administrative, in which he or she may become involved as a party or otherwise, by reason of his or her being or having been a Director or officer of the Company.

      (1) Indemnity will not be granted to any Director or officer with respect to any claim, action, suit or proceeding which shall be brought against such Director or officer by or in the right of the Company, and

      (2) Indemnification for amounts paid and expenses incurred in settling such action, claim, suit or proceeding, will not be granted, until it shall be determined by a disinterested majority of the Board of Directors or by a majority of any disinterested committee or group of persons to whom the question may be referred by the Board, that said Director or officer did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal, and that the payment of such costs, expenses, penalties or fines is in the interest of the Company, and not contrary to public policy or other provisions of law.

      The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. Indemnification shall be made by the corporation upon determination by a disinterested majority of the Board of Directors or of a majority of any disinterested committee or group or persons to whom the question may be referred to by said Board, that the person did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal.

      The foregoing right to indemnity shall not be exclusive of any other rights to which such Director or officer may be entitled as a matter of law.

      The foregoing right to indemnity shall also extend to the estate of any deceased Director or officer with respect to any such claim, action, suit or proceeding in which such Director or officer or his or her estate may become involved by reason of his or her having been a Director or officer of the Company, and subject to the same conditions outlined above.

Section IX, paragraph D of the Promotional Agent Agreement among the Company (referred to therein as "Security Life"), NASL Financial and Wood/Logan (referred to therein as "Promotional Agent") provides as follows:

a. NASL Financial and Security Life agree to indemnify and hold harmless Promotional Agent, its officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the Securities Act of 1933 ("1933 Act"), the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in any registration statement for the Contracts filed pursuant to the 1933 Act or any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial or Security Life pursuant to Section VI, paragraph B of this Agreement.

b. Promotional Agent agrees to indemnify and hold harmless NASL Financial and Security Life, their officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any oral or written misrepresentation by Promotional Agent or its officers, directors, employees or agents unless such misrepresentation is contained in any registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial pursuant to Section VI, paragraph B of this Agreement or, (ii) the failure of Promotional Agent or its officers, directors, employees or agents to comply with any applicable provisions of this Agreement.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.          Name of Investment Company                Capacity in which acting
            --------------------------                ------------------------
            Manufacturers Investment Trust            Investment Adviser

            The Manufacturers Life Insurance          Principal Underwriter
            Company of North America Separate
            Account A

            The Manufacturers Life Insurance          Principal Underwriter
            Company of North America Separate
            Account B

            The Manufacturers Life Insurance          Principal Underwriter
            Company of New York Separate
            Account A

            The Manufacturers Life Insurance          Principal Underwriter
            Company of New York Separate
            Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth under
Item 25.

c.    None.

Item 30.  Location of Accounts and Records.

All books and records are maintained at 116 Huntington Avenue, Boston, MA 02116 and at 73 Tremont Street, Boston, MA 02108.

Item 31.  Management Services.

None.

Item 32.    Undertakings.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of North America (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 28th day of April, 1999.


                                    The Manufacturers Life Insurance Company
                                    of North America Separate Account A
                                    --------------------------------------------
                                          (Registrant)


                              By:   The Manufacturers Life Insurance Company
                                    of North America
                                    --------------------------------------------
                                          (Depositor)


                              By:   /s/ THEODORE F. KILKUSKIE, JR.
                                    -------------------------------------
                                    Theodore F. Kilkuskie, Jr., President


Attest:

/s/ JAMES D. GALLAGHER
-----------------------------
James D. Gallagher, Secretary


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 28th day of April, 1999 in the City of Boston, and Commonwealth of Massachusetts.


                                    The Manufacturers Life Insurance Company
                                    of North America
                                    --------------------------------------------
                                          (Depositor)



                              By:   /s/ THEODORE F. KILKUSKIE, JR.
                                    --------------------------------------------
                                    Theodore F. Kilkuskie, Jr., President


Attest:


/s/ JAMES D. GALLAGHER
-----------------------------
James D. Gallagher, Secretary

      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor as indicated on this 28th day of April, 1999.

SIGNATURE                                 TITLE




*                                         Director and Chairman
-----------------------------------       of the Board
John D. DesPrez III



/s/ THEODORE F. KILKUSKIE, JR.            Director
-----------------------------------       (Principal Executive Officer)
Theodore F. Kilkuskie, Jr.



*                                         Director
-----------------------------------
John D. Richardson



/s/ DAVID W. LIBBEY                       Vice President, Treasurer
-----------------------------------       and Chief Financial Officer
David W. Libbey                           (Principal Financial Officer)




*By:  /s/ JAMES D. GALLAGHER
      ------------------------------
      James D. Gallagher
      Attorney-in-Fact
      Pursuant to Powers
      of Attorney

                                  EXHIBIT INDEX

Exhibit No.       Description
-----------       -----------
(10)              Written consent of Ernst & Young LLP, independent auditors
